                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08104

                               CONSTELLATION FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                         1205 Westlakes Drive Suite 280
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                               Constellation Funds
                                 P.O. Box 219520
                           Kansas City, MO 64105-9520
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-242-5742

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                    DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


[LOGO OF CONSTELLATION FUNDS GROUP]


                                                               SEMIANNUAL REPORT
                                                                  March 31, 2005


Constellation Clover Core Value Fund
Constellation Clover Small Cap Value Fund
Constellation Clover Large Cap Value Fund
Constellation Clover Core Fixed Income Fund
Constellation Clover Income Plus Fund
Constellation Chartwell Ultra Short Duration Fixed Income Fund
Constellation Chartwell Short Duration Fixed Income Fund
Constellation Chartwell High Yield Fund
Constellation HLAM Large Cap Quality Growth Fund
Constellation HLAM Large Cap Value Fund
Constellation Pitcairn Diversified Value Fund
Constellation Pitcairn Select Value Fund
Constellation Pitcairn Diversified Growth Fund
Constellation Pitcairn Small Cap Fund
Constellation Pitcairn Family Heritage(R) Fund
Constellation Pitcairn Taxable Bond Fund
Constellation Pitcairn Tax-Exempt Bond Fund
Constellation Sands Capital Select Growth Fund
Constellation TIP Small Cap Value Opportunities Fund
Constellation TIP Financial Services Fund
Constellation TIP Healthcare & Biotechnology Fund
Constellation International Equity Fund
Constellation Strategic Value and High Income Fund

CONTENTS

1    Letter to Shareholders                           Shareholder Services
2    Performance
4    Disclosure of Fund Expenses                      Constellation Fund shareholders receive annual
6    Financial Statements                             and semiannual reports, and quarterly account
84   Notes to Financial Statements                    statements. Shareholders who have questions
96   Approval of Investment Advisory Agreements       about their accounts may call a toll-free number,
                                                      1 (866) 242 5742, visit our website,
                                                      www.constellationfundsgroup.com, or write to
                                                      Constellation Funds Group, P.O. Box 219520,
                                                      Kansas City, Missouri 64105-9520

LETTER TO SHAREHOLDERS

TO OUR SHAREHOLDERS

May 27, 2005


Dear Shareholder:

We are pleased to provide you with the semi-annual report of the Constellation Funds. The important financial information contained in this report is only through March 31, 2005, so I invite you to get updated performance numbers and other important information regarding your investments by visiting us on the web at www.constellationfundsgroup.com, or calling (866) 242-5742.

Because all of the funds in the Constellation Funds family line-up are managed on a day-to-day basis by unaffiliated money management firms, we do not have a view of the markets that we want to impart to you in this letter. Our goal is to bring you well-managed funds that follow investment strategies that are consistent with their investment policies, and to make them available for purchase both directly and through a wide variety of financial institutions and intermediaries, including broker-dealers, banks, financial advisers and retirement plans. It is our hope that investors will utilize our Funds in pursuit of their financial goals, whatever they are, and thus we strive to offer a wide variety of high quality choices, both by asset class and by style.

Thank you for investing with us.


Sincerely,

/s/ John H. Grady

John H. Grady
President, Constellation Funds

                                Constellation Funds 2005 Semiannual Report     1

PERFORMANCE                                                          (unaudited)

TOTAL RETURNS OF CONSTELLATION FUNDS
Through March 31, 2005
CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL (866) 242-5742 FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION.

                                                                 Calendar
                                                        Six       Year to          One         Three          Five          Ten
                                                     Months          Date         Year         Years         Years        Years
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CLOVER CORE VALUE FUND(1)               14.01%         1.53%       14.70%         9.20%         9.61%       11.42%
Russell 3000 Value Index                              10.32%        -0.26%       12.88%         7.48%         5.89%       12.85%
Inception date: 12/6/91
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CLOVER SMALL CAP VALUE FUND(1)           9.01%        -3.93%        7.92%         7.55%         9.56%         N/A
Russell 2000 Value Index                               8.70%        -3.98%        9.79%        11.48%        15.42%         n/a
Inception date: 2/28/96
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CLOVER LARGE CAP VALUE FUND              8.55%         0.74%        6.89%         4.40%         1.35%         N/A
Russell 1000 Value Index                              10.48%         0.09%       13.17%         7.16%         5.19%         n/a
Inception date: 10/31/97
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CLOVER CORE FIXED
 INCOME FUND                                           0.23%        -0.25%        0.76%         5.13%         6.29%        6.60%
Lehman Aggregate Bond Index                            0.48%        -0.47%        1.16%         6.00%         7.14%        7.14%
Inception date: 12/6/91
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CLOVER INCOME PLUS FUND                   N/A           N/A          N/A           N/A           N/A          N/A
S&P 500 Index                                           n/a           n/a          n/a           n/a           n/a          n/a
Lehman Aggregate Bond Index                             n/a           n/a          n/a           n/a           n/a          n/a
Inception date: 2/28/05
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CHARTWELL ULTRA SHORT
 DURATION FIXED INCOME FUND                            1.20%         0.75%        1.86%         1.96%         3.53%        4.86%
Merrill Lynch 3-Month U.S. Treasury Bill Index         1.06%         0.57%        1.67%         1.47%         2.78%        4.05%
Inception date: 3/1/94
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CHARTWELL SHORT
 DURATION FIXED INCOME FUND                            0.70%         0.16%        1.23%         2.84%         4.51%        5.35%
Lehman 1-3 Year U.S. Government
Bond Index                                            -0.20%        -0.26%       -0.29%         2.91%         4.80%        5.42%
Inception date: 3/1/94
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CHARTWELL HIGH YIELD FUND                1.31%        -2.06%        5.37%         7.04%        -3.39%         N/A
Merrill Lynch High Yield, Cash Pay Index               2.96%        -1.44%        6.79%        10.43%         7.40%         n/a
Inception date: 2/27/98
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION HLAM LARGE CAP
 QUALITY GROWTH FUND                                   2.36%        -5.19%       -2.48%        -2.68%        -2.84%        7.30%
Russell 1000 Growth Index                              4.71%        -4.09%        1.16%        -0.69%       -11.28%        8.15%
Inception date: 4/30/92
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION HLAM LARGE CAP VALUE FUND                5.55%        -3.04%         N/A           N/A           N/A          N/A
Russell 1000 Value Index                              10.48%         0.09%         n/a           n/a           n/a          n/a
Inception date: 4/30/04
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN DIVERSIFIED
 VALUE FUND                                            8.42%        -0.62%       10.40%         6.71%          N/A          N/A
Russell 1000 Value Index                              10.48%         0.09%       13.17%         7.16%          n/a          n/a
Inception date: 8/4/00
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN SELECT VALUE FUND(1)            5.24%        -2.56%        4.79%         2.52%          N/A          N/A
Russell 1000 Value Index                              10.48%         0.09%       13.17%         7.16%          n/a          n/a
Inception date: 8/11/00
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN DIVERSIFIED
 GROWTH FUND                                           5.14%        -4.10%        2.83%        -1.83%          N/A          N/A
Russell 1000 Growth Index                              4.71%        -4.09%        1.16%        -0.69%          n/a          n/a
Inception date: 8/4/00
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN SMALL CAP FUND(1)               4.61%        -5.30%        2.46%         8.53%          N/A          N/A
Russell 2000 Index                                     8.00%        -5.34%        5.41%         8.05%          n/a          n/a
Inception date: 8/25/00
-------------------------------------------------------------------------------------------------------------------------------

                                                      Since         Total
                                                  Inception        Assets
                                               (annualized)        ($mil)
-------------------------------------------------------------------------
CONSTELLATION CLOVER CORE VALUE FUND(1)               12.27%   $    65.82
Russell 3000 Value Index                              13.21%
Inception date: 12/6/91
-------------------------------------------------------------------------
CONSTELLATION CLOVER SMALL CAP VALUE FUND(1)          14.83%   $   520.93
Russell 2000 Value Index                              13.11%
Inception date: 2/28/96
-------------------------------------------------------------------------
CONSTELLATION CLOVER LARGE CAP VALUE FUND              5.22%   $     6.36
Russell 1000 Value Index                               7.63%
Inception date: 10/31/97
-------------------------------------------------------------------------
CONSTELLATION CLOVER CORE FIXED
 INCOME FUND                                           6.70%   $    27.34
Lehman Aggregate Bond Index                            6.96%
Inception date: 12/6/91
-------------------------------------------------------------------------
CONSTELLATION CLOVER INCOME PLUS FUND                 -1.85%   $     3.64
S&P 500 Index                                         -1.77%
Lehman Aggregate Bond Index                           -0.51%
Inception date: 2/28/05
-------------------------------------------------------------------------
CONSTELLATION CHARTWELL ULTRA SHORT
 DURATION FIXED INCOME FUND                            4.91%   $   340.98
Merrill Lynch 3-Month U.S. Treasury Bill Index         4.12%
Inception date: 3/1/94
-------------------------------------------------------------------------
CONSTELLATION CHARTWELL SHORT
 DURATION FIXED INCOME FUND                            5.24%   $   127.36
Lehman 1-3 Year U.S. Government
 Bond Index                                            5.28%
Inception date: 3/1/94
-------------------------------------------------------------------------
CONSTELLATION CHARTWELL HIGH YIELD FUND               -0.60%   $     7.14
Merrill Lynch High Yield, Cash Pay Index               5.44%
Inception date: 2/27/98
-------------------------------------------------------------------------
CONSTELLATION HLAM LARGE CAP
 QUALITY GROWTH FUND                                   7.28%   $    17.75
Russell 1000 Growth Index                              8.22%
Inception date: 4/30/92
-------------------------------------------------------------------------
CONSTELLATION HLAM LARGE CAP VALUE FUND                3.89%   $     1.76
Russell 1000 Value Index                              16.00%
Inception date: 4/30/04
-------------------------------------------------------------------------
CONSTELLATION PITCAIRN DIVERSIFIED
 VALUE FUND                                            5.32%   $   162.73
Russell 1000 Value Index                               5.58%
Inception date: 8/4/00
-------------------------------------------------------------------------
CONSTELLATION PITCAIRN SELECT VALUE FUND(1)            4.09%   $    64.73
Russell 1000 Value Index                               5.36%
Inception date: 8/11/00
-------------------------------------------------------------------------
CONSTELLATION PITCAIRN DIVERSIFIED
 GROWTH FUND                                         -11.58%   $   110.01
Russell 1000 Growth Index                            -10.94%
Inception date: 8/4/00
-------------------------------------------------------------------------
CONSTELLATION PITCAIRN SMALL CAP FUND(1)              11.18%   $    95.78
Russell 2000 Index                                     4.87%
Inception date: 8/25/00
-------------------------------------------------------------------------

2     Constellation Funds 2005 Semiannual Report

PERFORMANCE                                                          (unaudited)

CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL (866) 242-5742 FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION.

                                                                 Calendar
                                                        Six       Year to          One         Three          Five          Ten
                                                     Months          Date         Year         Years         Years        Years
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN FAMILY
 HERITAGE(R) FUND                                      3.39%        -3.79%        3.84%         3.39%        -1.60%       10.47%
Wilshire 5000 Index                                    7.53%        -2.54%        6.98%         4.24%        -2.66%       10.67%
Inception date: 8/4/00(3)
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN TAXABLE BOND FUND              -0.51%        -1.05%       -0.39%         5.66%         6.46%        6.54%
Lehman U.S. Government/Credit Index                    0.13%        -0.67%        0.41%         6.52%         7.29%        7.21%
Inception date: 8/4/00(3)
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN TAX-EXEMPT
 BOND FUND                                             0.56%        -0.36%        1.66%         5.49%         5.92%        5.42%
Lehman Municipal Bond Index                            1.23%        -0.03%        2.66%         6.10%         6.58%        6.33%
Inception date: 8/11/00(3)
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION SANDS CAPITAL SELECT
 GROWTH FUND - CLASS I SHARES                          1.32%        -9.22%        1.92%         3.08%          N/A          N/A
Russell 1000 Growth Index                              4.71%        -4.09%        1.16%        -0.69%          n/a          n/a
Inception date: 8/27/04(4)
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION SANDS CAPITAL SELECT
 GROWTH FUND - CLASS II SHARES                         1.32%        -9.10%        1.92%         3.08%          N/A          N/A
Russell 1000 Growth Index                              4.71%        -4.09%        1.16%        -0.69%          n/a          n/a
Inception date: 8/11/00
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION TIP SMALL CAP VALUE
 OPPORTUNITIES FUND(1)                                 9.96%        -2.99%       11.68%        19.49%          N/A          N/A
Russell 2000 Value Index                               8.70%        -3.98%        9.79%        11.48%          n/a          n/a
Inception date: 3/4/02
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION TIP FINANCIAL SERVICES FUND(2)           9.64%        -4.88%        4.09%         8.29%         6.34%         N/A
S&P 500 Financials Index                               1.07%        -6.35%       -0.99%         3.93%         5.36%         n/a
Inception date: 5/22/96
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION TIP HEALTHCARE &
 BIOTECHNOLOGY FUND(1)(2)                              8.27%        -0.76%        4.84%         7.58%          N/A          N/A
S&P 500 Healthcare Index                               4.58%        -0.60%        1.62%        -1.79%          n/a          n/a
Inception date: 2/28/01
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION INTERNATIONAL EQUITY FUND               14.39%         0.37%       11.82%         8.25%        -5.85%        3.04%
MSCI All Country World Free ex-US Index               15.65%         0.25%       15.77%        12.64%        -0.41%        5.65%
Inception date: 8/4/00(3)
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION STRATEGIC VALUE AND
 HIGH INCOME FUND                                      5.48%        -2.72%        5.45%          N/A           N/A          N/A
S&P 500 Index                                          6.88%        -2.15%        6.69%          n/a           n/a          n/a
Inception date: 10/31/02
-------------------------------------------------------------------------------------------------------------------------------

                                                      Since         Total
                                                  Inception        Assets
                                               (annualized)        ($mil)
-------------------------------------------------------------------------
CONSTELLATION PITCAIRN FAMILY
 HERITAGE(R) FUND                                      9.99%   $    82.12
Wilshire 5000 Index                                   10.63%
Inception date: 8/4/00(3)
-------------------------------------------------------------------------
CONSTELLATION PITCAIRN TAXABLE BOND FUND               7.08%   $    48.05
Lehman U.S. Government/Credit Index                    7.98%
Inception date: 8/4/00(3)
-------------------------------------------------------------------------
CONSTELLATION PITCAIRN TAX-EXEMPT
 BOND FUND                                             5.87%   $   116.21
Lehman Municipal Bond Index                            7.20%
Inception date: 8/11/00(3)
-------------------------------------------------------------------------
CONSTELLATION SANDS CAPITAL SELECT
 GROWTH FUND - CLASS I SHARES                         -7.71%   $    59.32
Russell 1000 Growth Index                            -11.05%
Inception date: 8/27/04(4)
-------------------------------------------------------------------------
CONSTELLATION SANDS CAPITAL SELECT
 GROWTH FUND - CLASS II SHARES                        -7.71%   $    83.77
Russell 1000 Growth Index                            -11.05%
Inception date: 8/11/00
-------------------------------------------------------------------------
CONSTELLATION TIP SMALL CAP VALUE
 OPPORTUNITIES FUND(1)                                21.31%   $    29.39
Russell 2000 Value Index                              12.68%
Inception date: 3/4/02
-------------------------------------------------------------------------
CONSTELLATION TIP FINANCIAL SERVICES FUND(2)          12.70%   $    15.91
S&P500 Financials Index                               12.57%
Inception date: 5/22/96
-------------------------------------------------------------------------
CONSTELLATION TIP HEALTHCARE &
 BIOTECHNOLOGY FUND(1)(2)                             10.39%   $    41.72
S&P 500 Healthcare Index                              -2.47%
Inception date: 2/28/01
-------------------------------------------------------------------------
CONSTELLATION INTERNATIONAL EQUITY FUND                4.47%   $   119.42
MSCI All Country World Free ex-US Index                6.41%
Inception date: 8/4/00(3)
-------------------------------------------------------------------------
CONSTELLATION STRATEGIC VALUE AND
 HIGH INCOME FUND                                     20.64%   $     1.05
S&P 500 Index                                         14.65%
Inception date: 10/31/02
-------------------------------------------------------------------------

The Constellation Funds are distributed by Constellation Investment Distribution Company Inc., Berwyn, PA 19312. THE INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THIS INFORMATION CAN BE FOUND IN THE PROSPECTUS. A FREE PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION, INCLUDING FEES AND EXPENSES, AND THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, CAN BE OBTAINED BY CALLING (866) 242 5742. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
Returns less than one year are cumulative. The performance in the above table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemption of fund shares. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more than one year are annualized. Fee waivers are in effect; if they had not been in effect performance would have been lower. The indexes mentioned are unmanaged statistical composites of stock market or bond market performance. Investing in an index is not possible.
(1) Investing in small and medium capitalization companies and science and technology companies may subject the funds to specific inherent risks, including above-average price fluctuations.
(2) Funds that take a focus or sector specific approach are subject to greater risk from downturns affecting a specific issuer or industry.
(3) For periods prior to August 2000, when the Fund began operating, the performance data quoted represents past performance of the Pitcairn Investment Management's similarly managed common trust fund, adjusted to reflect fees and expenses expected to be borne by the Fund. The common trust fund was not a registered mutual fund, and therefore, was not subject to certain investment and tax restrictions which may have adversely affected performance.
(4) Class I Shares for the periods prior to the inception date shown reflect the performance of the Fund's Class II Shares.

                                Constellation Funds 2005 Semiannual Report     3

DISCLOSURE OF FUND EXPENSES                                          (unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

* ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

* HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (in the "Annualized Expense Ratios" column) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other Funds.

Note: Because the return is set at 5% for comparison purposes - NOT your Fund's actual return - the account values shown may not apply to your specific investment.

                                                                       BEGINNING         ENDING       ANNUALIZED     EXPENSES
                                                                        ACCOUNT         ACCOUNT        EXPENSE      PAID DURING
                                                                     VALUE 10/1/04   VALUE 3/31/05      RATIOS        PERIOD*
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CLOVER CORE VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                  $     1,000.00   $    1,140.10          1.09%   $      5.82
Hypothetical Fund Return                                                  1,000.00        1,019.50          1.09           5.49
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CLOVER SMALL CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,090.10          1.23           6.41
Hypothetical Fund Return                                                  1,000.00        1,018.80          1.23           6.19
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CLOVER LARGE CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,085.50          1.22           6.34
Hypothetical Fund Return                                                  1,000.00        1,018.85          1.22           6.14
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CLOVER CORE FIXED INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,002.30          0.80           3.99
Hypothetical Fund Return                                                  1,000.00        1,020.94          0.80           4.03
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CLOVER INCOME PLUS FUND (1)
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00          981.50          1.26           1.03
Hypothetical Fund Return                                                  1,000.00        1,003.07          1.26           1.04
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CHARTWELL ULTRA SHORT DURATION FIXED INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,012.00          0.53           2.66
Hypothetical Fund Return                                                  1,000.00        1,022.29          0.53           2.67
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CHARTWELL SHORT DURATION FIXED INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,007.00          0.59           2.95
Hypothetical Fund Return                                                  1,000.00        1,021.99          0.59           2.97
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION CHARTWELL HIGH YIELD FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,013.10          0.81           4.07
Hypothetical Fund Return                                                  1,000.00        1,020.89          0.81           4.08
-------------------------------------------------------------------------------------------------------------------------------

4     Constellation Funds 2005 Semiannual Report

DISCLOSURE OF FUND EXPENSES                                          (unaudited)

                                                                       BEGINNING         ENDING       ANNUALIZED     EXPENSES
                                                                        ACCOUNT         ACCOUNT        EXPENSE      PAID DURING
                                                                     VALUE 10/1/04   VALUE 3/31/05      RATIOS        PERIOD*
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION HLAM LARGE CAP QUALITY GROWTH FUND (2)
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                  $     1,000.00   $      948.10          1.25%   $      3.00
Hypothetical Fund Return                                                  1,000.00        1,009.25          1.25           3.10
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION HLAM LARGE CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,055.50          1.20           6.15
Hypothetical Fund Return                                                  1,000.00        1,018.95          1.20           6.04
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN DIVERSIFIED VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,084.20          1.10           5.72
Hypothetical Fund Return                                                  1,000.00        1,019.45          1.10           5.54
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN SELECT VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,052.40          1.15           5.88
Hypothetical Fund Return                                                  1,000.00        1,019.20          1.15           5.79
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN DIVERSIFIED GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,051.40          1.10           5.63
Hypothetical Fund Return                                                  1,000.00        1,019.45          1.10           5.54
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN SMALL CAP FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,046.10          1.11           5.66
Hypothetical Fund Return                                                  1,000.00        1,019.40          1.11           5.59
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN FAMILY HERITAGE(R) FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,033.90          1.30           6.59
Hypothetical Fund Return                                                  1,000.00        1,018.45          1.30           6.54
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN TAXABLE BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00          994.90          0.90           4.48
Hypothetical Fund Return                                                  1,000.00        1,020.44          0.90           4.53
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION PITCAIRN TAX-EXEMPT BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,005.60          0.70           3.50
Hypothetical Fund Return                                                  1,000.00        1,021.44          0.70           3.53
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION SANDS CAPITAL SELECT GROWTH FUND -- CLASS I
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,013.20          1.10           5.52
Hypothetical Fund Return                                                  1,000.00        1,019.45          1.10           5.54
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION SANDS CAPITAL SELECT GROWTH FUND -- CLASS II
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,013.20          1.35           6.78
Hypothetical Fund Return                                                  1,000.00        1,018.20          1.35           6.79
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION TIP SMALL CAP VALUE OPPORTUNITIES FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,099.60          1.45           7.59
Hypothetical Fund Return                                                  1,000.00        1,017.70          1.45           7.29
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION TIP FINANCIAL SERVICES FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,096.40          1.48           7.74
Hypothetical Fund Return                                                  1,000.00        1,017.55          1.48           7.44
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION TIP HEALTHCARE & BIOTECHNOLOGY FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,082.70          1.85           9.61
Hypothetical Fund Return                                                  1,000.00        1,015.71          1.85           9.30
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,143.90          1.45           7.75
Hypothetical Fund Return                                                  1,000.00        1,017.70          1.45           7.29
-------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION STRATEGIC VALUE AND HIGH INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
Actual Fund Return                                                        1,000.00        1,054.80          0.25           1.28
Hypothetical Fund Return                                                  1,000.00        1,023.68          0.25           1.26
-------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(1) Fund commenced operations on February 28, 2005. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 30/365.
(2) The Fund's fiscal year end has changed to September 30th from December 31st. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 90/365.

                                Constellation Funds 2005 Semiannual Report     5

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Core Value Fund
March 31, 2005

SECTOR WEIGHTINGS+
------------------------------------------------------------------------------

[CHART APPEARS HERE]

25.1%  Financials
12.1%  Health Care
10.0%  Energy
 9.9%  Cash Equivalents++
 9.5%  Utilities
 9.4%  Industrials
 7.2%  Consumer Staples
 6.7%  Information Technology
 6.2%  Consumer Discretionary
 3.9%  Materials

+ Percentages based on total investments
++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                         VALUE
                                                           SHARES        (000)
------------------------------------------------------------------------------
COMMON STOCK+ (98.4%)
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (6.8%)
------------------------------------------------------------------------------
Clear Channel Communications                               29,300   $    1,010
Eastman Kodak                                              19,200          625
Furniture Brands International (A)                         30,500          665
Interpublic Group*                                         39,400          484
Reebok International                                       14,000          620
Ryland Group                                                7,200          447
Walt Disney                                                22,000          632
                                                                    ----------
                                                                         4,483
                                                                    ----------
CONSUMER STAPLES (7.9%)
------------------------------------------------------------------------------
Campbell Soup                                              33,000          958
ConAgra Foods (A)                                          44,000        1,189
Constellation Brands, Cl A*                                19,500        1,031
CVS                                                        38,000        1,999
                                                                    ----------
                                                                         5,177
                                                                    ----------
ENERGY (10.9%)
------------------------------------------------------------------------------
ConocoPhillips                                             11,700        1,262
Denbury Resources*                                         41,800        1,473
National Oilwell Varco*                                    27,500        1,284
Noble Energy (A)                                           10,700          728
Reliant Energy (A)*                                        41,400          471
Valero Energy                                              26,600        1,949
                                                                    ----------
                                                                         7,167
                                                                    ----------
FINANCIALS (27.4%)
------------------------------------------------------------------------------
ACE                                                        17,000          702
Capital One Financial (A)                                  12,700          950
Citigroup                                                  27,600        1,240
Freddie Mac                                                15,500          980

                                                                         VALUE
                                                           SHARES        (000)
------------------------------------------------------------------------------
Goldman Sachs Group (A)                                    12,000   $    1,320
Hartford Financial Services Group                          18,400        1,261
Hibernia, Cl A                                             46,000        1,472
iStar Financial                                            15,700          647
Lehman Brothers Holdings                                   10,700        1,007
Loews                                                       9,000          662
Marshall & Ilsley                                          15,000          626
Merrill Lynch                                              25,300        1,432
North Fork Bancorporation                                  22,050          612
Platinum Underwriters Holdings                             20,500          609
Prudential Financial                                       26,000        1,492
Radian Group                                               22,500        1,074
Safeco                                                     17,200          838
St Paul Travelers                                          11,400          419
Willis Group Holdings                                      18,500          682
                                                                    ----------
                                                                        18,025
                                                                    ----------
HEALTH CARE (13.2%)
------------------------------------------------------------------------------
Aetna                                                      14,000        1,049
Cigna                                                      10,800          964
Community Health Systems*                                  35,000        1,222
Sanofi-Aventis ADR (A)                                     29,000        1,228
Triad Hospitals*                                           35,100        1,758
WellChoice*                                                18,900        1,008
WellPoint*                                                 11,500        1,442
                                                                    ----------
                                                                         8,671
                                                                    ----------
INDUSTRIALS (10.2%)
------------------------------------------------------------------------------
Alliant Techsystems*                                        9,800          700
CSX                                                        22,000          916
Dun & Bradstreet*                                          14,500          891
General Electric                                           35,000        1,262
Lafarge ADR                                                21,500          522
Republic Services                                          37,500        1,256
SPX                                                        11,000          476
Yellow Roadway*                                            12,000          703
                                                                    ----------
                                                                         6,726
                                                                    ----------
INFORMATION TECHNOLOGY (7.3%)
------------------------------------------------------------------------------
BISYS Group*                                               42,400          665
Digital Insight*                                           39,825          653
eFunds*                                                    60,000        1,339
Fairchild Semiconductor International*                     54,800          840
Ingram Micro, Cl A*                                        37,200          620
LSI Logic (A)*                                            130,400          729
                                                                    ----------
                                                                         4,846
                                                                    ----------
MATERIALS (4.3%)
------------------------------------------------------------------------------
Lubrizol                                                   23,700          963
Pactiv*                                                    45,000        1,051
Syngenta ADR                                               38,300          804
                                                                    ----------
                                                                         2,818
                                                                    ----------

6     Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Core Value Fund
March 31, 2005

                                                                         VALUE
                                                           SHARES        (000)
------------------------------------------------------------------------------
UTILITIES (10.4%)
------------------------------------------------------------------------------
AES*                                                       65,000   $    1,065
Ameren                                                     16,000          784
CMS Energy*                                                65,000          848
Constellation Energy Group                                 18,900          977
NiSource                                                   54,500        1,242
Public Service Enterprise Group                            24,200        1,316
SCANA                                                      17,100          654
                                                                    ----------
                                                                         6,886
------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $52,387)                                                         64,799
==============================================================================
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
 SECURITIES (9.6%)
------------------------------------------------------------------------------
BlackRock Institutional Money
 Market Trust                                           6,302,324        6,302
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
 HELD AS COLLATERAL FOR LOANED
 SECURITIES (COST $6,302)                                                6,302
==============================================================================
CASH EQUIVALENTS (1.3%)
------------------------------------------------------------------------------
BlackRock TempCash Fund,
 Institutional Shares                                     827,423          827
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (COST $827)                                                               827
==============================================================================
TOTAL INVESTMENTS (109.3%)
 (COST $59,516)                                                         71,928
==============================================================================
OTHER ASSETS AND LIABILITIES (-9.3%)
------------------------------------------------------------------------------
Obligation to return securities lending collateral                      (6,302)
Payable due to Investment Adviser                                          (41)
Payable for income distribution                                            (10)
Payable due to Administrator                                                (8)
Payable for Capital Shares redeemed                                         (1)
Other assets and liabilities, net                                          251
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                      (6,111)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $   65,817
==============================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                          $   47,998
Distributions in excess of net investment income                            (1)
Accumulated net realized gain on investments                             5,408
Net unrealized appreciation on investments                              12,412
------------------------------------------------------------------------------
NET ASSETS                                                          $   65,817
==============================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS I SHARES
 ($65,816,898/3,788,764 SHARES)                                     $    17.37
==============================================================================

*    Non-income producing security.
+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A) The security or a portion of this security is on loan at March 31, 2005 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at March 31, 2005 was $6,076,893.
ADR - American Depositary Receipt
Cl - Class

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report     7

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Small Cap Value Fund
March 31, 2005

SECTOR WEIGHTINGS+
------------------------------------------------------------------------------

[CHART APPEARS HERE]

26.5%  Financials
15.2%  Consumer Discretionary
13.3%  Industrials
 9.3%  Information Technology
 8.7%  Cash Equivalents++
 6.4%  Energy
 5.9%  Materials
 5.8%  Utilities
 4.3%  Health Care
 3.2%  Consumer Staples
 1.4%  Telecommunication Services

+ Percentages based on total investments
++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                         VALUE
                                                           SHARES        (000)
------------------------------------------------------------------------------
COMMON STOCK+ (97.7%)
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (16.2%)
------------------------------------------------------------------------------
Blue Nile*                                                109,300   $    3,022
Brightpoint*                                              177,000        3,315
Callaway Golf                                             549,000        7,027
Charlotte Russe Holding*                                  139,300        1,800
Cumulus Media, Cl A*                                      367,500        5,237
Dollar Thrifty Automotive Group*                          158,200        5,186
Electronics Boutique Holdings*                            130,900        5,625
Entravision Communications, Cl A*                         530,700        4,707
Hearst-Argyle Television                                   75,400        1,923
HOT Topic (A)*                                            253,200        5,532
La-Z-Boy (A)                                              175,400        2,443
Linens 'N Things*                                          68,800        1,708
Men's Wearhouse (A)*                                      125,450        5,295
O'Charleys*                                               156,800        3,409
Payless Shoesource*                                       206,900        3,267
Playtex Products*                                         506,400        4,558
Reebok International                                      110,900        4,913
Scholastic*                                               150,100        5,537
Sports Authority*                                         101,600        2,794
Steiner Leisure*                                          121,900        3,985
Too*                                                      137,000        3,380
                                                                    ----------
                                                                        84,663
                                                                    ----------
CONSUMER STAPLES (3.5%)
------------------------------------------------------------------------------
Chiquita Brands International (A)                         139,100        3,725
Energizer Holdings*                                        45,000        2,691
Natures Sunshine Prods                                    139,600        2,397
NBTY*                                                     176,300        4,423
Rayovac*                                                  114,000        4,743
                                                                    ----------
                                                                        17,979
                                                                    ----------

                                                                         VALUE
                                                           SHARES        (000)
------------------------------------------------------------------------------
ENERGY (6.8%)
------------------------------------------------------------------------------
Cabot Oil & Gas                                           108,750   $    5,998
Denbury Resources*                                         97,200        3,424
Encore Acquisition*                                       138,500        5,720
Giant Industries*                                          15,675          403
Grey Wolf*                                                490,500        3,228
Helmerich & Payne                                          81,000        3,215
Reliant Energy*                                           709,000        8,068
SEACOR Holdings*                                           34,000        2,168
Whiting Petroleum*                                         80,000        3,262
                                                                    ----------
                                                                        35,486
                                                                    ----------
FINANCIALS (28.4%)
------------------------------------------------------------------------------
Advanta, Cl B                                             112,000        2,576
AG Edwards                                                 38,400        1,720
American Financial Realty Trust (A)                       355,000        5,194
AmeriCredit*                                              140,300        3,289
AmerUs Group                                               75,000        3,544
BankAtlantic Bancorp, Cl A                                114,500        1,992
Bankunited Financial, Cl A*                               203,700        5,471
Colonial BancGroup                                        322,600        6,620
FelCor Lodging Trust*                                     780,900        9,707
FPIC Insurance Group*                                      82,500        2,652
HCC Insurance Holdings                                     82,450        2,981
Home Properties                                           108,100        4,194
HRPT Properties Trust                                     334,950        3,989
Instinet Group*                                           850,600        5,001
Intersections*                                            152,800        2,223
Jefferies Group                                            83,700        3,154
Knight Trading Group, Cl A*                               415,200        4,002
LTC Properties                                            227,050        3,939
MeriStar Hospitality*                                     335,100        2,346
Mills                                                      37,700        1,994
Northwest Bancorp                                          71,700        1,535
Ohio Casualty*                                            202,700        4,658
PFF Bancorp                                               208,100        5,744
Phoenix (A)                                               111,900        1,430
Piper Jaffray*                                             55,900        2,045
Platinum Underwriters Holdings                            211,100        6,270
Providian Financial*                                      339,100        5,819
Quanta Capital Holdings*                                  229,500        1,836
Raymond James Financial                                   192,675        5,838
Scottish Re Group                                         278,400        6,270
South Financial Group                                     210,500        6,429
Sterling Financial*                                       116,770        4,169
Strategic Hotel Capital*                                  267,300        3,929
Susquehanna Bancshares                                     35,975          877
SWS Group                                                 129,800        2,081
Triad Guaranty*                                            52,100        2,741
Trustreet Properties                                      229,150        3,527
United America Indemnity, Cl A*                           150,000        2,826
W.P. Stewart (A)                                          145,700        3,302
                                                                    ----------
                                                                       147,914
                                                                    ----------

8     Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Small Cap Value Fund
March 31, 2005

                                                                         VALUE
                                                           SHARES        (000)
------------------------------------------------------------------------------
HEALTH CARE (4.6%)
------------------------------------------------------------------------------
Community Health Systems*                                 108,100   $    3,774
Dendrite International*                                   155,300        2,180
Hooper Holmes                                             231,800          886
Kindred Healthcare*                                        96,500        3,387
NuVasive*                                                  43,425          561
Orthofix International*                                    26,650        1,043
Triad Hospitals*                                          134,000        6,713
United Therapeutics*                                       54,900        2,509
Viasys Healthcare*                                        160,200        3,057
                                                                    ----------
                                                                        24,110
                                                                    ----------
INDUSTRIALS (14.3%)
------------------------------------------------------------------------------
Alderwoods Group*                                         255,600        3,180
Career Education*                                          85,800        2,939
Celadon Group*                                            179,325        3,326
CNF                                                        61,500        2,878
First Consulting Group*                                   338,600        1,761
Flowserve*                                                113,500        2,936
Lennox International                                      193,100        4,233
Magnetek*                                                 401,700        2,141
MAIR Holdings*                                            312,600        2,788
Mesa Air Group*                                           563,400        3,944
Milacron*                                                 984,569        3,003
Molecular Devices*                                         54,650        1,038
NS Group*                                                 115,600        3,631
On Assignment*                                            427,000        2,178
Overnite (A)                                               79,050        2,529
Pacer International*                                      157,000        3,751
Reliance Steel & Aluminum (A)                              42,100        1,684
Stewart & Stevenson Services                              385,400        8,822
Terex*                                                     95,400        4,131
Tredegar                                                  114,200        1,925
United Rentals*                                           234,900        4,747
Wolverine Tube*                                           200,750        1,797
Yellow Roadway*                                            84,100        4,923
                                                                    ----------
                                                                        74,285
                                                                    ----------
INFORMATION TECHNOLOGY (9.9%)
------------------------------------------------------------------------------
Activision*                                               201,533        2,983
Ask Jeeves (A)*                                            73,400        2,061
Autobytel*                                                433,400        2,184
BISYS Group*                                              142,100        2,228
Carreker*                                                 271,100        1,521
Checkpoint Systems*                                       133,000        2,245
Ciber*                                                    422,300        3,070
Coherent*                                                  81,200        2,741
Cymer (A)*                                                 85,000        2,276
eFunds*                                                   101,100        2,257
ESS Technology*                                           203,100        1,070
Exar*                                                     230,600        3,090
Fairchild Semiconductor International (A)*                231,100        3,543
Integrated Silicon Solutions*                             273,500        1,832

                                                                         VALUE
                                                           SHARES        (000)
------------------------------------------------------------------------------
IXYS*                                                     264,400   $    3,025
LSI Logic (A)*                                            471,100        2,633
Packeteer*                                                278,100        4,280
Pegasus Solutions*                                        262,800        3,106
THQ (A)*                                                  132,800        3,737
Zoran*                                                    172,800        1,789
                                                                    ----------
                                                                        51,671
                                                                    ----------
MATERIALS (6.3%)
------------------------------------------------------------------------------
AK Steel Holding (A)*                                     192,600        2,130
Arch Chemicals                                             71,600        2,039
Buckeye Technologies*                                     118,975        1,285
Caraustar Industries*                                     110,050        1,420
Chesapeake                                                104,600        2,199
Crown Holdings*                                           201,100        3,129
Georgia Gulf                                              105,825        4,866
Owens-Illinois*                                           304,700        7,660
Packaging Corporation of America                          174,200        4,231
RPM International                                         173,800        3,177
Wausau-Mosinee Paper                                        54,40          769
                                                                    ----------
                                                                        32,905
                                                                    ----------
TELECOMMUNICATION SERVICES (1.5%)
------------------------------------------------------------------------------
Nice Systems ADR*                                         172,700        5,564
Remec*                                                    201,250        1,063
Yak Communications*                                       206,275        1,106
                                                                    ----------
                                                                         7,733
                                                                    ----------
UTILITIES (6.2%)
------------------------------------------------------------------------------
Alliant Energy                                             74,100        1,984
Avista                                                    202,700        3,547
CMS Energy*                                               862,100       11,242
El Paso Electric*                                         173,000        3,287
Northeast Utilities                                       235,300        4,534
SEMCO Energy                                              337,050        1,938
Southern Union*                                           226,500        5,688
                                                                    ----------
                                                                        32,220
------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $426,026)                                                       508,966
==============================================================================
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
 SECURITIES (6.0%)
------------------------------------------------------------------------------
BlackRock Institutional Money
 Market Trust                                          31,273,242       31,273
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
 COLLATERAL FOR LOANED SECURITIES
 (COST $31,273)                                                         31,273
==============================================================================
CASH EQUIVALENTS (3.4%)
------------------------------------------------------------------------------
BlackRock TempCash Fund,
 Institutional Shares                                  17,479,259       17,479
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (COST $17,479)                                                         17,479
==============================================================================
TOTAL INVESTMENTS (107.1%)
 (COST $474,778)                                                       557,718
==============================================================================

                                Constellation Funds 2005 Semiannual Report     9

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Small Cap Value Fund
March 31, 2005

                                                                         VALUE
                                                                         (000)
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-7.1)%
------------------------------------------------------------------------------
Obligation to return securities lending collateral                  $  (31,273)
Payable for investment securities purchased                            (10,352)
Payable for Capital Shares redeemed                                     (4,843)
Payable due to Investment Adviser                                         (394)
Payable due to Administrator                                               (68)
Other assets and liabilities, net                                       10,140
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                     (36,790)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $  520,928
==============================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                          $  419,467
Accumulated net investment loss                                         (1,075)
Accumulated net realized gain on investments                            19,596
Net unrealized appreciation on investments                              82,940
------------------------------------------------------------------------------
NET ASSETS                                                          $  520,928
==============================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS I SHARES
 ($520,928,250/20,114,682 SHARES)                                   $    25.90
==============================================================================

*    Non-income producing security.
+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A) The security or a portion of this security is on loan at March 31, 2005 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at March 31, 2005 was $29,560,049.
ADR - American Depositary Receipt
Cl - Class

The accompanying notes are an integral part of the financial statements.

10    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Large Cap Value Fund
March 31, 2005

SECTOR WEIGHTINGS+
------------------------------------------------------------------------------

[CHART APPEARS HERE]

25.7%  Financials
12.4%  Energy
11.5%  Industrials
 9.5%  Cash Equivalents++
 8.0%  Consumer Discretionary
 6.8%  Utilities
 6.6%  Health Care
 5.4%  Consumer Staples
 4.8%  Information Technology
 4.8%  Materials
 3.7%  Telecommunication Services
 0.8%  Exchange Traded Funds

+ Percentages based on total investments
++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                         VALUE
                                                           SHARES        (000)
------------------------------------------------------------------------------
COMMON STOCK+ (98.6%)
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (8.9%)
------------------------------------------------------------------------------
Black & Decker                                                725   $       57
Eastman Kodak                                               1,700           55
Federated Department Stores                                   800           51
Harrah's Entertainment (A)                                    700           45
Lennar, Cl A                                                  525           30
Liberty Media International, Cl A*                            700           31
NVR*                                                           40           31
Office Depot*                                               1,700           38
Sears Holdings (A)*                                           475           63
Sherwin-Williams                                            1,350           59
Toys "R" Us*                                                1,425           37
VF                                                          1,125           67
                                                                    ----------
                                                                           564
                                                                    ----------
CONSUMER STAPLES (5.9%)
------------------------------------------------------------------------------
Altria Group                                                2,100          137
Archer-Daniels-Midland                                      1,300           32
Coca-Cola Enterprises (A)                                   2,100           43
CVS                                                           980           51
Kellogg (A)                                                   975           42
Kimberly-Clark                                                300           20
McCormick                                                   1,150           40
Procter & Gamble (A)                                          210           11
                                                                    ----------
                                                                           376
                                                                    ----------
ENERGY (13.7%)
------------------------------------------------------------------------------
Burlington Resources                                          625           31
ChevronTexaco                                               2,150          125

                                                                         VALUE
                                                           SHARES        (000)
------------------------------------------------------------------------------
Devon Energy                                                1,500   $       72
El Paso                                                     4,000           42
Exxon Mobil                                                 6,570          392
Occidental Petroleum                                          750           53
Sunoco                                                        550           57
Valero Energy                                               1,325           97
                                                                    ----------
                                                                           869
                                                                    ----------
FINANCIALS (28.3%)
------------------------------------------------------------------------------
ACE                                                           675           28
Allstate                                                      745           40
AMBAC Financial Group (A)                                     550           41
American International Group                                1,470           82
Bank of America                                             5,220          230
CIT Group                                                   1,050           40
Citigroup                                                   6,345          285
E*Trade Financial*                                          2,400           29
Fidelity National Financial                                 1,100           36
Golden West Financial                                         750           45
Goldman Sachs Group (A)                                       265           29
Host Marriott                                               3,850           64
Lehman Brothers Holdings                                      350           33
M&T Bank                                                      425           44
Merrill Lynch                                                 850           48
Metlife                                                     2,130           83
Morgan Stanley (A)                                            900           52
Old Republic International                                  1,650           39
Plum Creek Timber                                             675           24
PNC Financial Services Group                                  625           32
Principal Financial Group                                   1,150           44
Providian Financial*                                        2,700           46
Safeco                                                        875           43
Simon Property Group                                          425           26
Transatlantic Holdings                                        500           33
US Bancorp                                                  2,855           82
Wachovia                                                    1,830           93
Wells Fargo                                                 1,085           65
Zions Bancorporation                                          900           62
                                                                    ----------
                                                                         1,798
                                                                    ----------
HEALTH CARE (7.2%)
------------------------------------------------------------------------------
Aetna                                                         750           56
Becton Dickinson                                              800           47
Cigna                                                         600           54
Coventry Health Care*                                         550           37
Humana*                                                       925           29
Laboratory Corp of America Holdings*                        1,325           64
McKesson                                                      875           33
Quest Diagnostics                                             475           50
United Health Group                                           950           91
                                                                    ----------
                                                                           461
                                                                    ----------
INDUSTRIALS (12.6%)
------------------------------------------------------------------------------
Boeing                                                      1,100           64
Burlington Northern Santa Fe                                  625           34
FedEx                                                         650           61

                                Constellation Funds 2005 Semiannual Report    11

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Large Cap Value Fund
March 31, 2005

                                                                         VALUE
                                                           SHARES        (000)
------------------------------------------------------------------------------
General Dynamics                                              275   $       29
General Electric                                            9,300          335
Lockheed Martin                                               750           46
Masco                                                       1,200           42
Raytheon                                                      675           26
Republic Services                                             975           33
Textron                                                       875           65
W.W. Grainger                                               1,085           68
                                                                    ----------
                                                                           803
                                                                    ----------
INFORMATION TECHNOLOGY (5.3%)
------------------------------------------------------------------------------
Computer Sciences (A)*                                      1,310           60
Fiserv (A)*                                                 1,150           46
Hewlett-Packard                                             3,200           70
International Business Machines                               575           52
Microsoft                                                   1,850           45
NCR*                                                          850           29
Sun Microsystems (A)*                                       8,100           33
                                                                    ----------
                                                                           335
                                                                    ----------
MATERIALS (5.3%)
------------------------------------------------------------------------------
Ball                                                        1,450           60
E.I. du Pont de Nemours                                     1,390           71
Georgia-Pacific                                             1,650           59
Monsanto                                                      550           36
Nucor                                                         800           46
Phelps Dodge                                                  650           66
                                                                    ----------
                                                                           338
                                                                    ----------
TELECOMMUNICATION SERVICES (4.0%)
------------------------------------------------------------------------------
AT&T                                                        1,600           30
Century Tel                                                 1,200           39
SBC Communications (A)                                      3,490           83
Verizon Communications                                      2,930          104
                                                                    ----------
                                                                           256
                                                                    ----------
UTILITIES (7.4%)
------------------------------------------------------------------------------
AES (A)*                                                    4,950           81
Constellation Energy Group                                    625           32
Edison International                                        1,950           68
Entergy                                                       525           37
Exelon                                                        825           38
PG&E*                                                       1,800           61
PPL(A)                                                        850           46
Sempra Energy                                               1,450           58
TXU                                                           650           52
                                                                    ----------
                                                                           473
------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $5,760)                                                           6,273
==============================================================================
                                                                         VALUE
                                                           SHARES        (000)
------------------------------------------------------------------------------
EXCHANGE TRADED FUND (0.9%)
------------------------------------------------------------------------------
iShares Russell 1000 Value Index Fund                         900   $       59
------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUND
 (COST $58)                                                                 59
==============================================================================
WARRANTS (0.0%)
------------------------------------------------------------------------------
Lucent Technologies, Expires 12/10/07*                         75           --
------------------------------------------------------------------------------
TOTAL WARRANTS
 (COST $0)                                                                  --
==============================================================================
RIGHTS (0.0%)
------------------------------------------------------------------------------
Seagate (B)*                                                  425           --
------------------------------------------------------------------------------
TOTAL RIGHTS
 (COST $0)                                                                  --
==============================================================================
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
 SECURITIES (10.0%)
------------------------------------------------------------------------------
BlackRock Institutional Money
 Market Trust                                             634,335          634
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD
 AS COLLATERAL FOR LOANED SECURITIES
 (COST $634)                                                               634
==============================================================================
CASH EQUIVALENTS (0.5%)
------------------------------------------------------------------------------
BlackRock TempCash Fund,
 Institutional Shares                                      31,041           31
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (COST $31)                                                                 31
==============================================================================
TOTAL INVESTMENTS (110.0%)
 (COST $6,483)                                                           6,997
==============================================================================
OTHER ASSETS AND LIABILITIES (-10.0%)
------------------------------------------------------------------------------
Obligation to return securities lending collateral                        (634)
Payable for income distribution                                            (25)
Payable for Capital Shares redeemed                                         (3)
Payable due to Investment Adviser                                           (2)
Payable due to Administrator                                                (1)
Other assets and liabilities, net                                           29
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                        (636)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $    6,361
==============================================================================

12    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Large Cap Value Fund
March 31, 2005

                                                                         VALUE
                                                                         (000)
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                          $    6,121
Accumulated net realized loss on investments                              (274)
Net unrealized appreciation on investments                                 514
------------------------------------------------------------------------------
NET ASSETS                                                          $    6,361
------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS I SHARES
 ($6,361,251/546,053 SHARES)                                        $    11.65
==============================================================================

*    Non-income producing security.
+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A) The security or a portion of this security is on loan at March 31, 2005 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at March 31, 2005 was $674,865.
(B) This security was issued for possible settlement of pending litigation and does not have an expiration date.
Cl - Class
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    13

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Core Fixed Income Fund
March 31, 2005

SECTOR WEIGHTINGS+
------------------------------------------------------------------------------

[CHART APPEARS HERE]

41.6%  U.S. Government Mortgage- Backed Obligations
38.3%  Corporate Obligations
 7.4%  U.S. Treasury Obligations
 5.8%  U.S. Government Agency Obligations
 2.9%  Convertible Bonds
 2.5%  Cash Equivalents
 1.5%  Municipal Bonds

+ Percentages based on total investments

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
CORPORATE BONDS (37.7%)
------------------------------------------------------------------------------
CONSUMER STAPLES (6.7%)
------------------------------------------------------------------------------
Conagra Foods
  7.875%, 09/15/10                                 $        700   $        800
Sysco
  7.250%, 04/15/07                                          405            428
  7.160%, 04/15/27                                          500            612
                                                                  ------------
                                                                         1,840
                                                                  ------------
ENERGY (2.0%)
------------------------------------------------------------------------------
XTO Energy
 7.500%, 04/15/12                                           475            544
                                                                  ------------
FINANCIALS (6.6%)
------------------------------------------------------------------------------
First Data
 4.700%, 11/01/06                                           500            504
Marsh & McClennan
 7.125%, 06/15/09                                           600            647
Prudential Financial, MTN, Ser B
 5.100%, 09/20/14                                           650            644
                                                                  ------------
                                                                         1,795
                                                                  ------------
INDUSTRIALS (6.4%)
------------------------------------------------------------------------------
Roadway
 8.250%, 12/01/08                                           925          1,017
Thermo Electron
 7.625%, 10/30/08                                           665            724
                                                                  ------------
                                                                         1,741
                                                                  ------------
UTILITIES (16.0%)
------------------------------------------------------------------------------
Air Products & Chemicals, MTN, Ser E
 7.340%, 06/15/26                                           250            293
Carolina Power & Light
 5.125%, 09/15/13                                           685            685
Emerson Electric
 7.125%, 08/15/10                                           750            835
Kinder Morgan Energy
 5.125%, 11/15/14                                           500            487
Natural Fuel Gas, MTN, Ser D
 6.303%, 05/27/08                                         1,000          1,047

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
Scana
 5.810%, 10/23/08                                  $      1,000   $      1,032
                                                                  ------------
                                                                         4,379
------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
 (COST $10,025)                                                         10,299
==============================================================================
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (40.9%)
------------------------------------------------------------------------------
FHLMC CMO/REMIC
 Ser 2882, Cl OI IO
 5.000%, 02/15/30                                         1,147            184
 Ser 2882, Cl YI IO
 5.000%, 03/15/24                                         4,847            546
FHLMC
 Pool #C01844
 4.500%, 04/01/34                                           675            641
 Pool #G11570
 5.000%, 04/01/19                                           496            497
FNMA CMO/REMIC
 Ser 1994-17, Cl H
 6.000%, 02/25/09                                           277            284
FNMA
 Pool #254759
 4.500%, 06/01/18                                         1,541          1,510
 Pool #255111
 5.500%, 03/01/34                                         1,002          1,004
 Pool #369214
 5.000%, 04/01/09                                            47             47
 Pool #535301
 6.500%, 04/01/15                                           104            108
 Pool #689022
 5.000%, 05/01/33                                         1,042          1,022
 Pool #694431
 5.000%, 03/01/18                                           652            652
 Pool #738783
 7.000%, 02/01/25                                           839            890
GNMA CMO/REMIC
 Ser 2004-59, Cl DA
 5.000%, 06/16/34                                           257            258
GNMA
 Pool #13125
 8.000%, 10/15/06                                             2              2
 Pool #187899
 8.000%, 05/15/17                                             6              6
 Pool #196477
 10.000%, 04/15/10                                           22             25
 Pool #202886
 8.000%, 03/15/17                                            26             28
 Pool #221235
 8.500%, 07/15/17                                            17             19
 Pool #331786
 8.000%, 08/15/22                                            24             26
 Pool #376400
 6.500%, 02/15/24                                           130            136
 Pool #439478
 7.000%, 01/15/27                                           109            115

14    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Core Fixed Income Fund
March 31, 2005

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
 Pool #457921
 5.500%, 12/15/28                                  $        192   $        194
 Pool #462622
 6.500%, 03/15/28                                           192            200
 Pool #533974
 6.500%, 05/15/32                                            98            103
 Pool #553328
 4.500%, 07/15/18                                           692            683
 Pool #570400
 6.500%, 09/15/31                                           234            245
 Pool #604616
 4.500%, 09/15/18                                           783            773
 Pool #781029
 6.500%, 05/15/29                                            67             70
 Pool #781096
 6.500%, 12/15/28                                           315            330
 Pool #781231
 7.000%, 12/15/30                                           153            162
 Pool #781276
 6.500%, 04/15/31                                           248            260
 Pool #781328
 7.000%, 09/15/31                                           157            166
------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
 MORTGAGE-BACKED OBLIGATIONS
 (COST $11,257)                                                         11,186
==============================================================================
U.S. TREASURY OBLIGATIONS (7.3%)
------------------------------------------------------------------------------
U.S. Treasury Bonds
 7.500%, 11/15/16                                           500            627
 6.375%, 08/15/27                                           325            390
 6.250%, 08/15/23                                           400            466
 6.000%, 02/15/26                                           450            515
------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST $1,915)                                                           1,998
==============================================================================
U.S. GOVERNMENT AGENCY OBLIGATIONS (5.7%)
------------------------------------------------------------------------------
FHLB
 3.500%, 05/15/07                                           500            495
FHLMC
 3.250%, 07/31/06                                           250            248
TVA
 5.880%, 04/01/36                                           750            831
------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (COST $1,626)                                                           1,574
==============================================================================
CONVERTIBLE BONDS (2.8%)
------------------------------------------------------------------------------
BISYS Group, CV to 29.9458 Shares
 4.000%, 03/15/06                                           650            643
Quebecor World, CV to 30.5880 Shares
 6.000%, 10/01/07                                           128            131
------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
 (COST $773)                                                               774
==============================================================================

                                                    FACE AMOUNT          VALUE
                                                   (000)/SHARES          (000)
------------------------------------------------------------------------------
MUNICIPAL BOND (1.5%)
------------------------------------------------------------------------------
VIRGINIA (1.5%)
------------------------------------------------------------------------------
State Housing Authority RB, Taxable
 Rental, Ser C
 5.000%, 05/01/13                                  $        400   $        401
------------------------------------------------------------------------------
TOTAL MUNICIPAL BOND
 (COST $406)                                                               401
==============================================================================
CASH EQUIVALENTS (2.5%)
------------------------------------------------------------------------------
BlackRock TempCash Fund,
 Institutional Shares                                   672,065            672
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (COST $672)                                                               672
==============================================================================
TOTAL INVESTMENTS (98.4%)
 (COST $26,674)                                                         26,904
==============================================================================
OTHER ASSETS AND LIABILITIES (1.6%)
------------------------------------------------------------------------------
Payable for income distribution                                            (98)
Payable for Capital Shares redeemed                                        (24)
Payable due to Investment Adviser                                           (9)
Payable due to Administrator                                                (3)
Other assets and liabilities, net                                          570
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                         436
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $     27,340
==============================================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                        $     26,847
Distributions in excess of net investment income                            (1)
Accumulated net realized gain on investments                               264
Net unrealized appreciation on investments                                 230
------------------------------------------------------------------------------
NET ASSETS                                                        $     27,340
==============================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE--CLASS I SHARES
 ($27,340,177/2,750,518 SHARES)                                   $       9.94
==============================================================================
Cl - Class
CMO - Collateralized Mortgage Obligation
CV - Convertible Security
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
IO - Interest Only Security
MTN - Medium Term Note
RB - Revenue Bond
REMIC - Real Estate Mortgage Investment Conduit
Ser - Series
TVA - Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    15

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Income Plus Fund
March 31, 2005

SECTOR WEIGHTINGS+
------------------------------------------------------------------------------

[CHART APPEARS HERE]

22.3%  Cash Equivalents
20.1%  Financials
17.8%  Utilities
 8.4%  Industrials
 7.3%  Energy
 6.9%  Materials
 6.4%  Consumer Discretionary
 3.8%  Consumer Staples
 3.8%  Exchange Traded Funds
 1.7%  Health Care
 0.8%  Information Technology
 0.7%  Telecommunication Services

+ Percentages based on total investments

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
COMMON STOCK (79.8%)
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (6.9%)
------------------------------------------------------------------------------
Cherokee                                                    550   $         18
Duquesne Light Holdings                                   1,725             31
Kimball International                                     1,300             19
Knape & Vogt Manufacturing                                1,075             13
La-Z-Boy                                                  1,425             20
OfficeMax                                                 1,000             34
Russ Berrie                                               1,500             29
Stanley Works                                               925             42
Tupperware                                                2,300             47
                                                                  ------------
                                                                           253
                                                                  ------------
CONSUMER STAPLES (4.1%)
------------------------------------------------------------------------------
ConAgra Foods                                               950             26
DIMON*                                                    4,875             30
HJ Heinz                                                    700             26
Kimberly-Clark                                              575             38
Reynolds American                                           375             30
                                                                  ------------
                                                                           150
                                                                  ------------
ENERGY (7.8%)
------------------------------------------------------------------------------
BP ADR*                                                   1,200             75
ChevronTexaco                                             1,450             85
ConocoPhillips                                              300             32
Lufkin Industries                                           500             24
Reliant Energy*                                           1,800             20
Wisconsin Energy                                          1,375             49
                                                                  ------------
                                                                           285
                                                                  ------------

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
FINANCIALS (21.7%)
------------------------------------------------------------------------------
American Financial Realty Trust                           2,025   $         30
AmSouth Bancorp                                           1,725             45
Bank of America                                           1,200             53
Citigroup                                                   625             28
Comerica                                                    300             17
Equity Residential                                        2,450             79
First Industrial Realty Trust                               300             11
FirstMerit                                                1,200             32
Friedman Billings Ramsey Group, Cl A                      2,500             40
Home Properties                                             700             27
Hospitality Properties Trust                                650             26
Huntington Bancshares                                     1,200             29
La Quinta Properties*                                     1,000             26
LTC Properties                                            3,075             53
Public Storage                                              425             24
Reckson Associates Realty                                   800             25
Simon Property Group                                        650             39
Trustreet Properties                                      1,450             22
Vornado Realty Trust                                        650             45
W.P. Stewart                                              1,275             29
Waddell & Reed Financial, Cl A                            1,200             24
Weingarten Realty Investors                                 650             22
Wilmington Trust                                            775             27
Winston Hotels                                            3,200             37
                                                                  ------------
                                                                           790
                                                                  ------------
HEALTH CARE (1.9%)
------------------------------------------------------------------------------
Bristol-Myers Squibb                                      1,200             31
Merck                                                     1,150             37
                                                                  ------------
                                                                            68
                                                                  ------------
INDUSTRIALS (9.0%)
------------------------------------------------------------------------------
Emerson Electric                                            700             46
General Electric                                            725             26
Honeywell International                                   1,150             43
Hubbell, Cl B                                               450             23
International Aluminum                                      875             29
RR Donnelley & Sons                                         950             30
ServiceMaster                                             3,550             48
Standard Register                                         2,575             32
Stewart & Stevenson Services                              2,275             52
                                                                  ------------
                                                                           329
                                                                  ------------
INFORMATION TECHNOLOGY (0.9%)
------------------------------------------------------------------------------
Hewlett-Packard                                           1,425             31
                                                                  ------------
MATERIALS (7.5%)
------------------------------------------------------------------------------
Chesapeake                                                  925             19
Dow Chemical                                                300             15
E.I. du Pont de Nemours                                     300             15
Kronos Worldwide*                                             8             --
Lyondell Chemical                                           850             24
MeadWestvaco                                                875             28
NL Industries                                             2,075             48

16    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Clover Income Plus Fund
March 31, 2005

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
Olin                                                      1,075   $         24
Packaging Corporation of America                          1,375             33
RPM International                                         1,800             33
Sonoco Products                                           1,125             33
                                                                  ------------
                                                                           272
                                                                  ------------
TELECOMMUNICATION SERVICES (0.8%)
------------------------------------------------------------------------------
Verizon Communications                                      800             29
                                                                  ------------
UTILITIES (19.2%)
------------------------------------------------------------------------------
Ameren                                                    1,075             53
Atmos Energy                                              1,100             30
Cinergy                                                     725             29
CMS Energy*                                               2,725             36
Constellation Energy Group                                  625             32
DPL                                                       1,225             31
Duke Energy                                                 575             16
Energy East                                               1,300             34
FPL Group                                                 1,375             55
KeySpan                                                     775             30
NiSource                                                  2,350             54
Northeast Utilities                                       1,925             37
NSTAR                                                       625             34
Piedmont Natural Gas                                      1,000             23
Public Service Enterprise Group                           1,000             54
SCANA                                                       875             33
SEMCO Energy                                              2,050             12
Southern                                                    925             30
Southern Union*                                             500             13
Southwest Gas                                               925             22
Vectren                                                     775             21
WGL Holdings                                                625             19
                                                                  ------------
                                                                           698
------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $2,960)                                                           2,905
==============================================================================
EXCHANGE TRADED FUND (4.1%)
------------------------------------------------------------------------------
iShares Dow Jones Select
 Dividend Index Fund                                      2,475            148
------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUND
 (COST $152)                                                               148
==============================================================================
CASH EQUIVALENTS (24.0%)
------------------------------------------------------------------------------
BlackRock TempCash Fund,
 Institutional Shares                                   874,163            874
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (COST $874)                                                               874
==============================================================================
TOTAL INVESTMENTS (107.9%)
 (COST $3,986)                                                           3,927
==============================================================================

                                                                         VALUE
                                                                         (000)
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-7.9%)
------------------------------------------------------------------------------
Receivable due from Investment Adviser                            $          2
Payable for income distribution                                            (10)
Payable for Capital Shares redeemed                                       (294)
Payable due to Shareholder Servicing Agent                                  (1)
Other assets and liabilities, net                                           15
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                        (288)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $      3,639
==============================================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                        $      3,702
Accumulated net realized loss on investments                                (4)
Net unrealized depreciation on investments                                 (59)
------------------------------------------------------------------------------
NET ASSETS                                                        $      3,639
==============================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS I SHARES
 ($3,639,331/371,792 SHARES)                                      $       9.79
==============================================================================

*    Non-income producing security.
ADR - American Depositary Receipt
Cl - Class
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    17

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Chartwell Ultra Short Duration Fixed Income Fund
March 31, 2005

SECTOR WEIGHTINGS+
------------------------------------------------------------------------------

[CHART APPEARS HERE]

87.5%  U.S. Government Mortgage Backed Obligations
 8.8%  Cash Equivalents
 3.7%  U.S. Government Agency Obligations

+ Percentages based on total investments

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (87.4%)
------------------------------------------------------------------------------
FHLMC CMO/REMIC
 Ser 1106, Cl E
 7.500%, 07/15/06                                  $          2   $          2
 Ser 1377, Cl F (A)
 3.313%, 09/15/07                                           237            237
 Ser 1544, Cl L(A)
 3.550%, 07/15/08                                           153            153
 Ser 161, Cl F
 9.500%, 06/15/06                                            --             --
 Ser 1832, Cl E
 6.500%, 07/15/10                                           823            825
 Ser 2118, Cl QD
 6.500%, 10/15/27                                           194            194
 Ser 2303, Cl TD
 6.500%, 05/15/30                                           326            326
 Ser 2416, Cl PN
 6.000%, 11/15/28                                         2,718          2,732
 Ser 2440, Cl OG
 6.500%, 12/15/30                                         3,178          3,228
 Ser 2463, Cl PE
 6.000%, 03/15/28                                         5,559          5,615
 Ser 2483, Cl DC
 5.500%, 07/15/14                                         1,390          1,397
 Ser 2520, Cl BD
 5.250%, 10/15/31                                         1,902          1,921
 Ser 2527, Cl LT
 3.870%, 12/15/28                                         2,549          2,546
 Ser 2527, Cl LU
 3.790%, 12/15/28                                         3,869          3,865
 Ser 2537, Cl LA
 4.250%, 05/15/30                                         2,893          2,882
 Ser 2571, Cl FN (A)
 3.460%, 08/15/32                                        11,223         11,399
 Ser 2575, Cl LM
 4.500%, 05/15/32                                         2,578          2,569
 Ser 2586, Cl WA
 4.000%, 12/15/32                                         4,289          4,278
 Ser 2586, Cl XG
 4.000%, 12/15/32                                         7,651          7,357

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
 Ser 2590, Cl UL
 3.750%, 03/15/32                                  $      2,813   $      2,774
 Ser 2594, Cl YA
 4.000%, 04/15/23                                         3,210          3,163
 Ser 2628, Cl F (A)
 3.210%, 06/15/32                                         4,392          4,402
 Ser 2649, Cl PJ
 3.500%, 06/15/33                                         3,116          3,049
 Ser 2650, Cl FX (A)
 3.210%, 12/15/32                                         8,880          8,927
 Ser 2720, Cl FA(A)
 3.210%, 01/15/29                                         3,147          3,158
 Ser 2750, Cl FG (A)
 3.210%, 02/15/34                                         5,629          5,658
 Ser 2752, Cl FM (A)
 3.160%, 12/15/30                                         4,182          4,197
 Ser 2752, Cl FP(A)
 4.210%, 02/15/34                                         3,319          3,324
 Ser 2764, Cl FB (A)
 3.160%, 03/15/31                                         4,451          4,464
 Ser 2770, Cl FH (A)
 3.210%, 03/15/34                                         4,764          4,799
 Ser 2778, Cl FV (A)
 3.410%, 03/15/34                                         2,339          2,367
 Ser 2799, Cl F (A)
 3.410%, 05/15/34                                         6,110          6,157
 Ser 2822, Cl FD (A)
 3.410%, 03/15/33                                         2,031          2,040
 Ser 2822, Cl FP(A)
 3.410%, 11/15/32                                         4,984          5,039
 Ser 2827, Cl FW (A)
 3.610%, 07/15/34                                        11,822         11,876
 Ser 2858, Cl HF (A)
 3.360%, 09/15/34                                         4,762          4,805
 Ser 2876, Cl FH (A)
 3.360%, 10/15/34                                         4,806          4,830
 Ser 2878, Cl FD (A)
 3.410%, 10/15/34                                         8,899          8,947
 Ser 2886, Cl BF (A)
 3.310%, 11/15/34                                         2,846          2,853
 Ser 2892, Cl KF (A)
 3.460%, 11/15/34                                         7,774          7,808
 Ser 2894, Cl FB (A)
 3.410%, 11/15/34                                         9,842          9,897
 Ser 2921, Cl JF (A)
 3.310%, 01/15/35                                        4,990          4,985
FHLMC
 Pool #184967
 7.750%, 08/01/08                                            29             29
 Pool #B15413
 8.000%, 03/01/11                                           888            939
 Pool #E00746
 7.000%, 09/01/14                                         2,282          2,398
 Pool #E64944
 7.000%, 07/01/11                                           314            331

18    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Chartwell Ultra Short Duration Fixed Income Fund
March 31, 2005

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
 Pool #G10665
 7.000%, 03/01/12                                   $     2,572    $     2,705
 Pool #G10822
 7.000%, 07/01/13                                         4,928          5,181
 Pool #G11656
 7.000%, 06/01/17                                         4,879          5,128
 Pool #M90686
 5.500%, 12/01/06                                           323            327
FNMA CMO/REMIC
 Ser 2001-4, Cl PB
 7.000%, 04/25/20                                         2,004          2,015
 Ser 2001-50, Cl LD
 6.500%, 05/25/30                                           334            334
 Ser 2002-67, Cl AM
 5.000%, 11/25/15                                         3,453          3,483
 Ser 2002-81, Cl F (A)
 3.350%, 04/25/32                                        15,000         15,206
 Ser 2002-82, Cl FP(A)
 3.350%, 02/25/32                                         5,000          5,063
 Ser 2002-83, Cl MA
 4.500%, 03/25/09                                           252            252
 Ser 2002-87, Cl FB (A)
 3.360%, 10/25/31                                         2,000          2,029
 Ser 2002-9, Cl PB
 6.000%, 11/25/14                                           100            100
 Ser 2003-119, Cl PU
 4.000%, 11/25/33                                         3,711          3,653
 Ser 2003-33, Cl AM
 4.250%, 05/25/33                                         1,662          1,649
 Ser 2003-33, Cl AU
 4.000%, 03/25/33                                         2,625          2,495
 Ser 2003-34, Cl AD
 4.000%, 01/25/32                                         2,190          2,161
 Ser 2003-34, Cl FX (A)
 3.990%, 05/25/33                                         2,470          2,489
 Ser 2003-46, Cl PA
 4.000%, 06/25/10                                         1,177          1,174
 Ser 2003-61, Cl FK (A)
 4.350%, 08/25/33                                        11,663         11,967
 Ser 2003-69, Cl NF (A)
 4.190%, 07/25/33                                         3,844          3,891
 Ser 2003-76, Cl FB (A)
 3.300%, 08/25/33                                         3,975          3,989
 Ser 2003-81, Cl FE (A)
 3.350%, 09/25/33                                         6,816          6,884
 Ser 2004-29, Cl HF (A)
 4.300%, 07/25/33                                         2,242          2,247
 Ser 2004-96, Cl LF (A)
 3.850%, 12/25/34                                         4,836          4,855
 Ser 2005-16, Cl FW
 3.490%, 01/25/35                                         7,807          7,819
FNMA
 Pool #190054
 7.000%, 10/01/13                                           531            558

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
 Pool #253472
 7.500%, 09/01/10                                   $       368    $       390
 Pool #519992
 7.000%, 10/01/14                                           343            360
 Pool #535635
 8.500%, 06/01/12                                           886            920
 Pool #545304
 7.500%, 11/01/31                                         4,354          4,659
 Pool #555646
 7.500%, 09/01/16                                         2,373          2,504
 Pool #704214
 7.500%, 12/01/27                                         1,934          2,078
GNMA ARM
 Pool #8103 (A)
 4.000%, 02/20/16                                            72             73
 Pool #8287 (A)
 4.125%, 11/20/17                                            77             77
 Pool #8297 (A)
 4.125%, 12/20/17                                           126            128
 Pool #8321 (A)
 4.000%, 02/20/18                                           281            281
 Pool #8333 (A)
 4.000%, 03/20/18                                           197            200
 Pool #8345 (A)
 4.000%, 04/20/18                                           111            111
 Pool #8366 (A)
 3.375%, 06/20/18                                           122            123
 Pool #8404 (A)
 3.750%, 09/20/18                                             7              7
 Pool #8405 (A)
 4.000%, 09/20/18                                            64             65
 Pool #8462 (A)
 3.375%, 02/20/19                                            13             14
 Pool #8489 (A)
 4.000%, 04/20/19                                           115            115
GNMA CMO/REMIC
 Ser 2003-34, Cl PM
 4.000%, 04/20/33                                         8,319          8,174
GNMA
 Pool #781140
 7.000%, 10/15/14                                         4,827          5,105
------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
 (COST $296,339)                                                       297,780
==============================================================================
U.S. GOVERNMENT AGENCY OBLIGATIONS (3.7%)
------------------------------------------------------------------------------
FHLB (A)
 4.750%, 09/29/14                                         3,000          2,941
 3.120%, 06/08/06                                         1,750          1,750
 2.980%, 02/22/07                                         5,000          4,995
FNMA(A)
 2.610%, 02/24/06                                         2,950          2,930
------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (COST $12,697)                                                         12,616
==============================================================================

                                Constellation Funds 2005 Semiannual Report    19

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Chartwell Ultra Short Duration Fixed Income Fund
March 31, 2005

                                                    FACE AMOUNT          VALUE
                                                   (000)/SHARES          (000)
------------------------------------------------------------------------------
REPURCHASE AGREEMENT (8.8%)
------------------------------------------------------------------------------
PNC Capital Markets, 2.56%,
 dated 03/31/05, to be repurchased on
 04/01/05, repurchase price $30,120,142
 (collateralized by a U.S. Government
 obligation, par value $30,118,000, 4.00%,
 09/29/09, total market value $30,694,000)(B)      $     30,118   $     30,118
------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
 (COST $30,118)                                                         30,118
==============================================================================
CASH EQUIVALENTS (0.0%)
------------------------------------------------------------------------------
BlackRock TempCash Fund,
 Institutional Shares                                       382             --
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (COST $0)                                                                  --
==============================================================================
TOTAL INVESTMENTS (99.9%)
 (COST $339,154)                                                       340,514
==============================================================================
OTHER ASSETS AND LIABILITIES (0.1%)
------------------------------------------------------------------------------
Payable for income distribution                                           (918)
Payable due to Capital Shares redeemed                                    (627)
Payable due to Investment Adviser                                          (69)
Payable due to Administrator                                               (43)
Other assets and liabilities, net                                        2,120
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                         463
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $    340,977
==============================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                        $    346,386
Distributions in excess of net investment income                            (9)
Accumulated net realized loss on investments                            (6,760)
Net unrealized appreciation on investments                               1,360
------------------------------------------------------------------------------
NET ASSETS                                                        $    340,977
==============================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS I SHARES
 ($340,977,074/33,763,561 SHARES)                                 $      10.10
==============================================================================

(A) Variable rate security - the rate reflected on the Statement of Net Assets is the rate in effect on March 31, 2005.
(B)  Tri-Party Repurchase Agreement
ARM - Adjustable Rate Mortgage
Cl - Class
CMO - Collateralized Mortgage Obligation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
Ser - Series
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Chartwell Short Duration Fixed Income Fund
March 31, 2005

SECTOR WEIGHTINGS+
------------------------------------------------------------------------------

[CHART APPEARS HERE]

77.3%  U.S. Government Mortgage Backed Obligations
10.7%  Cash Equivalents++
 7.1%  U.S. Treasury Obligations
 4.7%  U.S. Government Agency Obligations
 0.2%  Asset-Backed Securities

+ Percentages based on total investments
++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (83.2%)
------------------------------------------------------------------------------
FHLMC CMO/REMIC
 Ser 1093, Cl F
 7.500%, 06/15/06                                  $         17   $         16
 Ser 1538, Cl J
 6.500%, 06/15/08                                           160            165
 Ser 161, Cl F
 9.500%, 06/15/06                                            15             15
 Ser 2416, Cl PN
 6.000%, 11/15/28                                         2,718          2,732
 Ser 2509, Cl EA
 4.000%, 12/15/12                                         1,223          1,221
 Ser 2510, Cl TA
 4.000%, 06/15/32                                         1,459          1,421
 Ser 2515, Cl ED
 5.000%, 03/15/17                                         3,529          3,562
 Ser 2537, Cl LA
 4.250%, 05/15/30                                         2,864          2,853
 Ser 2541, Cl MC
 6.000%, 01/15/29                                         3,461          3,510
 Ser 2543, Cl YJ
 4.500%, 03/15/32                                         2,669          2,632
 Ser 2552, Cl NH
 4.500%, 04/15/21                                           505            506
 Ser 2566, Cl LM
 4.500%, 04/15/32                                         1,857          1,833
 Ser 2575, Cl QP
 4.500%, 11/15/31                                         2,379          2,361
 Ser 2581, Cl PW
 3.000%, 04/15/16                                         1,438          1,435
 Ser 2583, Cl ND
 4.250%, 12/15/10                                         1,347          1,348
 Ser 2586, Cl XG
 4.000%, 12/15/32                                         1,913          1,839
 Ser 2590, Cl QY
 3.750%, 04/15/28                                         1,655          1,621
 Ser 2590, Cl UL
 3.750%, 03/15/32                                         3,535          3,486
 Ser 2596, Cl QE
 4.000%, 03/15/33                                         2,308          2,228

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
 Ser 2649, Cl PJ
 3.500%, 06/15/33                                  $      1,871   $      1,831
 Ser 2744, Cl TA
 5.500%, 03/15/26                                         3,843          3,903
FHLMC
 Pool #C46122
 7.000%, 01/01/26                                         1,207          1,278
 Pool #C66916
 7.000%, 05/01/32                                           300            316
 Pool #D94598
 6.500%, 04/01/21                                           334            348
 Pool #E97227
 7.000%, 09/01/14                                           611            640
 Pool #G10288
 6.000%, 09/01/09                                            64             65
 Pool #G10446
 6.500%, 02/01/11                                            96            100
 Pool #G30085
 7.500%, 10/01/17                                           384            413
 Pool #M90771
 5.000%, 12/01/07                                         1,069          1,085
FNMA CMO/REMIC
 Ser 1991-133, Cl Z
 8.000%, 09/25/06                                            92             94
 Ser 1991-72, Cl G
 8.000%, 07/25/06                                            15             15
 Ser 1994-27, Cl PJ
 6.500%, 06/25/23                                           484            492
 Ser 1997-81, Cl PC
 5.000%, 04/18/27                                           240            240
 Ser 1999-15, Cl PC
 6.000%, 09/25/18                                            69             71
 Ser 2002-71, Cl AP
 5.000%, 11/25/32                                         2,109          2,114
 Ser 2002-72, Cl A
 5.000%, 10/25/15                                           790            793
 Ser 2003-119, Cl PU
 4.000%, 11/25/33                                         1,591          1,566
 Ser 2003-30, Cl MB
 4.000%, 06/25/27                                         3,000          2,956
 Ser 2003-34, Cl GJ
 4.000%, 02/25/33                                         5,802          5,642
 Ser 2003-42, Cl CA
 4.000%, 05/25/33                                         1,812          1,769
 Ser 2003-7, Cl PA
 4.500%, 03/25/20                                         1,199          1,200
FNMA
 Pool #190054
 7.000%, 10/01/13                                         1,021          1,071
 Pool #250477
 6.000%, 01/01/11                                            50             51
 Pool #303096
 7.500%, 12/01/09                                           137            143
 Pool #313429
 7.000%, 03/01/12                                           386            404

                                Constellation Funds 2005 Semiannual Report    21

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Chartwell Short Duration Fixed Income Fund
March 31, 2005

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
 Pool #323441
 7.000%, 12/01/13                                  $        701   $        736
 Pool #323493
 7.500%, 12/01/28                                         2,770          2,974
 Pool #323832
 7.500%, 07/01/29                                           405            434
 Pool #334593
 7.000%, 05/01/24                                            25             26
 Pool #404993
 7.500%, 11/01/27                                         1,621          1,740
 Pool #535560
 7.000%, 08/01/14                                         6,088          6,379
 Pool #545304
 7.500%, 11/01/31                                         4,643          4,969
 Pool #546474
 7.000%, 01/01/15                                           966          1,015
 Pool #555973
 7.500%, 12/01/14                                         2,076          2,190
 Pool #6222
 9.000%, 04/01/16                                            52             55
 Pool #647567
 6.000%, 06/01/17                                           817            844
 Pool #665773
 7.500%, 06/01/31                                           865            928
 Pool #704214
 7.500%, 12/01/27                                         1,095          1,177
 Pool #725284
 7.000%, 11/01/18                                         2,922          3,068
 Pool #794717
 7.500%, 06/01/31                                         4,606          4,943
 Pool #8245
 8.000%, 12/01/08                                            78             82
GNMA ARM
 Pool #8426 (A)
 4.125%, 11/20/18                                            41             41
GNMA CMO/REMIC
 Pool #2707
 5.500%, 01/20/14                                            18             18
 Pool #2802
 5.500%, 07/20/14                                            19             20
 Pool #2843
 5.500%, 11/20/14                                           232            239
 Pool #2999
 7.500%, 11/20/30                                         2,471          2,641
 Pool #344233
 8.000%, 02/15/23                                           160            173
 Pool #345123
 8.000%, 12/15/23                                           326            352
 Pool #351122
 6.500%, 07/15/08                                            55             56
 Pool #357343
 6.500%, 10/15/08                                            26             27
 Pool #462486
 6.500%, 01/15/13                                            74             78

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
 Pool #569337
 6.500%, 04/15/22                                  $        109   $        115
 Pool #578189
 6.000%, 02/15/32                                            80             83
 Pool #68224
 8.000%, 06/15/12                                           106            112
 Pool #780322
 8.000%, 11/15/22                                           194            210
 Pool #780327
 8.000%, 11/15/17                                            99            107
 Pool #780604
 7.000%, 07/15/12                                         1,245          1,309
 Pool #781140
 7.000%, 10/15/14                                         2,477          2,619
 Pool #814
 8.000%, 08/20/17                                           242            260
 Ser 2002-13, Cl A
 6.000%, 10/16/30                                           421            422
 Ser 2002-72, Cl AB
 4.500%, 10/20/32                                         2,206          2,149
------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
 (COST $106,305)                                                       105,975
==============================================================================
U.S. TREASURY OBLIGATION (7.6%)
------------------------------------------------------------------------------
U.S. Treasury Note (C)
 3.500%, 02/15/10                                        10,000          9,706
------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATION
 (COST $9,788)                                                           9,706
==============================================================================
U.S. GOVERNMENT AGENCY OBLIGATIONS (5.0%)
------------------------------------------------------------------------------
FHLB (A)
 6.000%, 04/26/19                                           500            489
 4.750%, 09/29/14                                         4,000          3,922
FNMA(A)
 2.610%, 02/24/06                                         2,000          1,986
------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (COST $6,490)                                                           6,397
==============================================================================
ASSET-BACKED SECURITIES (0.2%)
------------------------------------------------------------------------------
Discover Card Master Trust I,
 Ser 2000-9, Cl A
 6.350%, 07/15/08                                           150            153
PECO Energy Transition Trust,
 Ser 1999-A, Cl A6
 6.050%, 03/01/09                                           125            128
------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
 (COST $284)                                                               281
==============================================================================

22    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Chartwell Short Duration Fixed Income Fund
March 31, 2005

                                                    FACE AMOUNT          VALUE
                                                   (000)/SHARES          (000)
------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.7%)
------------------------------------------------------------------------------
PNC Capital Markets 2.56%,
 dated 03/31/05, to be repurchased on
 04/01/2005, repurchase price $4,725,336
 (collateralized by a U.S. Government
 obligation, 4.00%, 09/22/09, par value
 $4,725,000, total market value $4,816,000)(B)     $      4,725   $      4,725
------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
 (COST $4,725)                                                           4,725
==============================================================================
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
 SECURITIES (7.8%)
------------------------------------------------------------------------------
BlackRock Institutional Money
 Market Trust                                         9,887,500          9,888
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
 HELD AS COLLATERAL FOR LOANED SECURITIES
 (COST $9,888)                                                           9,888
==============================================================================
TOTAL INVESTMENTS (107.5%)
 (COST $137,480)                                                       136,972
==============================================================================
OTHER ASSETS AND LIABILITIES (-7.5%)
--------------------------------------------------------------------------------
Obligation to return securities lending collateral                      (9,888)
Payable for income distribution                                           (438)
Payable due to Investment Adviser                                          (24)
Payable due to Administrator                                               (16)
Payable for Capital Shares redeemed                                       (254)
Other assets and liabilities, net                                        1,012
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                      (9,608)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $    127,364
==============================================================================

                                                                         VALUE
                                                                         (000)
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                        $    130,603
Distributions in excess of net investment income                            (8)
Accumulated net realized loss on investments                            (2,723)
Net unrealized depreciation on investments                                (508)
------------------------------------------------------------------------------
NET ASSETS                                                        $    127,364
==============================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS I SHARES
 ($127,364,330/12,822,902 SHARES)                                 $       9.93
==============================================================================

(A) Variable rate security - the rate reflected on the Statement of Net Assets is the rate in effect on March 31, 2005.
(B)  Tri-Party Repurchase Agreement
(C) Security fully or partially on loan at March 31, 2005 (See Note 9 in Notes to Financial Statements). The total value of securities on loan at March 31, 2005 was $9,749,408.
ARM - Adjustable Rate Mortgage
Cl - Class
CMO - Collateralized Mortgage Obligation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
Ser - Series

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    23

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Chartwell High Yield Fund
March 31, 2005

SECTOR WEIGHTINGS+
------------------------------------------------------------------------------

[CHART APPEARS HERE]

27.4%  Consumer Discretionary
25.2%  Industrials
12.3%  Cash Equivalents++
 8.7%  Materials
 6.8%  Telecommunication Services
 5.7%  Consumer Staples
 5.4%  Financials
 4.0%  Health Care
 2.3%  Utilities
 1.2%  Energy
 1.0%  Information Technology

+ Percentages based on total investments
++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
CORPORATE BONDS (91.1%)
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (29.1%)
------------------------------------------------------------------------------
Albritton Communications
 7.750%, 12/15/12                                  $         80   $         79
Allied Security Escrow
 11.375%, 07/15/11                                           80             82
Amscan Holdings
 8.750%, 05/01/14                                            95             92
Cablevision Systems (A)
 8.000%, 04/15/12                                            75             77
Charter Communications (A)
 8.000%, 04/30/12                                            75             75
Chattem
 7.000%, 03/01/14                                            75             75
Echostar DBS (A)
 6.625%, 10/01/14                                            75             72
H&E Equipment
 11.125%, 06/15/12                                           85             96
HLI Operating (D)
 10.500%, 06/15/10                                           25             23
Intrawest
 7.500%, 10/15/13                                            75             75
Invista (A)
 9.250%, 05/01/12                                            75             83
Jean Countu Group (A)(D)
 8.500%, 08/01/14                                            95             92
K&F Acquisition (A)
 7.750%, 11/15/14                                            80             78
LCE Aquisition (A)
 9.000%, 08/01/14                                            90             90
MTR Gaming Group, Ser B
 9.750%, 04/01/10                                            70             76

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
Mediacom Broadband
 11.000%, 07/15/13                                 $         75   $         80
Mother's Work
 11.250%, 08/01/10                                           75             75
Norcraft
 9.000%, 11/01/11                                            45             47
Propex Fabrics (A)
 10.000%, 12/01/12                                           95             94
RH Donnelley (A)
 6.875%, 01/15/13                                            95             94
Sonic Automotive, Ser B
 8.625%, 08/15/13                                            80             80
Tenneco Automotive (A)(D)
 8.625%, 11/15/14                                           100             97
Time Warner (D)
 9.750%, 07/15/08                                             8              8
Town Sports International
 9.625%, 04/15/11                                            10             11
United Rentals (D)
 7.750%, 11/15/13                                            95             92
Universal City Florida (A)
 8.375%, 05/01/10                                            80             82
Vertis, Ser B (D)
 10.875%, 06/15/09                                           75             72
W.H. Holdings
 9.500%, 04/01/11                                             6              6
Wynn Las Vegas (A)
 6.625%, 12/01/14                                            75             71
                                                                  ------------
                                                                         2,074
                                                                  ------------
CONSUMER STAPLES (6.0%)
------------------------------------------------------------------------------
American Achievement
 8.250%, 04/01/12                                            75             78
American Seafood Group
 10.125%, 04/15/10                                           85             92
Chiquita Brands International
 7.500%, 11/01/14                                            75             75
General Nutrition Center (A)
 8.625%, 01/15/11                                            25             23
Stater Brothers Holdings
 8.125%, 06/15/12                                            85             82
United Agri Products (A)
 8.250%, 12/15/11                                            77             80
                                                                  ------------
                                                                           430
                                                                  ------------
ENERGY (1.3%)
------------------------------------------------------------------------------
Belden & Blake
 8.750%, 07/15/12                                            95             94
                                                                  ------------
FINANCIALS (5.7%)
------------------------------------------------------------------------------
Bluewater Finance
 10.250%, 02/15/12                                           75             81
Crystal US Holdings (A)
 9.625%, 06/15/14                                            85             97
E*Trade Financial
 8.000%, 06/15/11                                            80             83

24    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Chartwell High Yield Fund
March 31, 2005

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
LaBranche
 11.000%, 05/15/12                                 $        140   $        148
                                                                  ------------
                                                                           409
                                                                  ------------
HEALTH CARE (4.3%)
------------------------------------------------------------------------------
DaVita (A)
 7.250%, 03/15/15                                            50             49
Iasis Healthcare
 8.750%, 06/15/14                                            90             94
Norcross Safety Products, Ser B
 9.875%, 08/15/11                                            80             85
VWR International
 8.000%, 04/15/14                                            75             76
                                                                  ------------
                                                                           304
                                                                  ------------
INDUSTRIALS (24.8%)
------------------------------------------------------------------------------
Aearo
 8.250%, 04/15/12                                            20             21
Ainsworth Lumber (A)
 7.250%, 10/01/12                                            85             83
Allied Waste North America, Ser B
 8.500%, 12/01/08                                            80             82
Buhrmann US
 8.250%, 07/01/14                                            90             93
CE Generation
 7.416%, 12/15/18                                            97            103
Cenveo
 9.625%, 03/15/12                                            75             80
Coinmach
 9.000%, 02/01/10                                           112            114
Continental Airlines (D)
 8.000%, 12/15/05                                           100             98
Danka Business Systems
 11.000%, 06/15/10                                           25             24
Douglas Dynamics (A)
 7.750%, 01/15/12                                            75             73
Gencorp
 9.500%, 08/15/13                                            13             14
Geo Group
 8.250%, 07/15/13                                           125            127
Goodman Global Holdings (A)
 7.875%, 12/15/12                                            75             69
IMCO Recycling
 10.375%, 10/15/10                                          100            111
Koppers Industries
 9.875%, 10/15/13                                            75             84
Noble Group (A)
 6.625%, 03/17/15                                            90             84
Ply Gem Industries
 9.000%, 02/15/12                                            85             80
Rayovac
 8.500%, 10/01/13                                            85             88
Sensus Metering Systems
 8.625%, 12/15/13                                            80             82
Ship Finance International
 8.500%, 12/15/13                                           100             99

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
Tech Olympic USA
 9.000%, 07/01/10                                  $         75   $         78
Williams Scotsman
 9.875%, 06/01/07                                            85             85
                                                                  ------------
                                                                         1,772
                                                                  ------------
INFORMATION TECHNOLOGY (1.1%)
------------------------------------------------------------------------------
FTD
 7.750%, 02/15/14                                            75             77
                                                                  ------------
MATERIALS (9.2%)
------------------------------------------------------------------------------
Autocam
 10.875%, 06/15/14                                           70             61
California Steel Industries
 6.125%, 03/15/14                                            80             76
Euromax International
 8.500%, 08/15/11                                           100            103
Kraton Polymers (A)
 8.125%, 01/15/14                                            40             38
Nalco
 8.875%, 11/15/13                                            95            101
Russel Metals
 6.375%, 03/01/14                                            75             73
Ryerson Tull
 8.250%, 12/15/11                                            20             19
Solo Cup
 8.500%, 02/15/14                                           105            105
Wolverine Tube (D)
 10.500%, 04/01/09                                           75             79
                                                                  ------------
                                                                           655
                                                                  ------------
TELECOMMUNICATION SERVICES (7.2%)
------------------------------------------------------------------------------
Centennial Cellular
 10.125%, 06/15/13                                           80             88
Cincinnati Bell (A)
 8.375%, 01/15/14                                            80             79
Intelsat Bermuda(B)
 7.805%, 01/15/12                                            95             96
Rogers Wireless
 7.250%, 12/15/12                                            75             77
Superior Essex Communications
 9.000%, 04/15/12                                            75             76
Ubiquitel Operating
 9.875%, 03/01/11                                            50             55
Ubiquitel Operating (A)
 9.875%, 03/01/11                                            40             44
                                                                  ------------
                                                                           515
                                                                  ------------
UTILITIES (2.4%)
------------------------------------------------------------------------------
AES
 9.500%, 06/01/09                                            95            104
Reliant Energy
 6.750%, 12/15/14                                            75             70
                                                                  ------------
                                                                           174
------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
 (COST $6,724)                                                           6,504
==============================================================================

                                Constellation Funds 2005 Semiannual Report    25

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Chartwell High Yield Fund
March 31, 2005

                                                    FACE AMOUNT         VALUE
                                                   (000)/SHARES          (000)
------------------------------------------------------------------------------
COMMON STOCK (1.9%)
==============================================================================
INDUSTRIALS (1.9%)
------------------------------------------------------------------------------
Coinmach Service                                          5,000   $         66
Synagro Technologies                                     15,000             71
                                                                  ------------
                                                                           137
------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $141)                                                               137
==============================================================================
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
 LOANED SECURITIES (8.3%)
------------------------------------------------------------------------------
BlackRock Institutional Money
 Market Trust                                           591,310            591
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
 COLLATERAL FOR LOANED SECURITIES
 (COST $591)                                                               591
==============================================================================
REPURCHASE AGREEMENT (4.8%)
------------------------------------------------------------------------------
PNC Capital Markets 2.56%, dated
 03/31/2005, to be repurchased
 on 04/01/05, repurchase price
 $341,024 (collateralized by a U.S.
 Government obligation, 4.00%,
 09/22/09, par value $341,000,
 total market value $348,000)(C)                   $        341            341
------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
 (COST $341)                                                               341
==============================================================================
CASH EQUIVALENTS (0.0%)
------------------------------------------------------------------------------
BlackRock TempCash Fund,
 Institutional Shares                                         4             --
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (COST $0)                                                                  --
------------------------------------------------------------------------------
TOTAL INVESTMENTS (106.1%)
 (COST $7,797)                                                           7,573
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-6.1%)
------------------------------------------------------------------------------
Receivable due from Investment Adviser                                       3
Obligation to return securities lending collateral                        (591)
Payable due to income distribution                                         (43)
Payable due to Capital Shares redeemed                                      (1)
Payable due to Administrator                                                (1)
Other assets and liabilities, net                                          195
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                        (438)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $      7,135
==============================================================================

                                                                         VALUE
                                                                         (000)
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                        $     22,304
Accumulated net realized loss on investments                           (14,945)
Net unrealized depreciation on investments                                (224)
------------------------------------------------------------------------------
NET ASSETS                                                        $      7,135
==============================================================================

------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE--CLASS I SHARES
 ($7,134,819/1,420,810 SHARES)                                    $       5.02
==============================================================================

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Security is considered liquid. On March 31, 2005, the value of these securities amounted to approximately $1,724,000, representing 24.2% of the net assets of the Fund.
(B) Variable rate security - the rate reflected on the Statement of Net Assets is the rate in effect on March 31, 2005.
(C)  Tri-Party Repurchase Agreement
(D) The security or a portion of this security is on loan at March 31, 2005 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at March 31, 2005 was $575,703.
Ser - Series
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation HLAM Large Cap Quality Growth Fund
March 31, 2005

SECTOR WEIGHTINGS+
-------------------------------------------------------------------------------

[CHART APPEARS HERE]

19.8% Health Care
19.7% Consumer Discretionary
17.0% Information Technology
16.1% Financials
14.2% Cash Equivalents++
 8.1% Consumer Staples
 2.6% Industrials
 2.5% Telecommunication Services

+ Percentages based on total investments
++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
COMMON STOCK (99.0%)
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (22.8%)
------------------------------------------------------------------------------
Comcast, Cl A*                                           18,485   $        624
Harley-Davidson (A)                                      15,520            896
Home Depot                                               19,365            741
International Game Technology                            15,420            411
Omnicom Group (A)                                        10,660            944
Viacom, Cl B                                             12,265            427
                                                                  ------------
                                                                         4,043
                                                                  ------------
CONSUMER STAPLES (9.3%)
------------------------------------------------------------------------------
PepsiCo                                                  13,755            729
Walgreen                                                 21,025            934
                                                                  ------------
                                                                         1,663
                                                                  ------------
FINANCIALS (18.6%)
------------------------------------------------------------------------------
American International Group                             19,396          1,075
Freddie Mac                                               8,460            534
Morgan Stanley                                           15,230            872
Synovus Financial                                        29,650            826
                                                                  ------------
                                                                         3,307
                                                                  ------------
HEALTH CARE (22.8%)
------------------------------------------------------------------------------
Allergan (A)                                             12,360            859
Amgen*                                                   10,745            625
Cardinal Health                                          10,210            570
Johnson & Johnson                                        12,005            806
Pfizer                                                   20,180            530
Waters*                                                  18,545            664
                                                                  ------------
                                                                         4,054
                                                                  ------------
INDUSTRIALS (3.0%)
------------------------------------------------------------------------------
Dover                                                    13,950            527
                                                                  ------------
INFORMATION TECHNOLOGY (19.6%)
------------------------------------------------------------------------------
Applied Materials*                                       47,600            774
Automatic Data Processing                                17,055            767
First Data                                               12,945            509
International Business Machines                           4,290            392

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
Microsoft                                                26,320   $        636
Texas Instruments                                        15,860            404
                                                                  ------------
                                                                         3,482
                                                                  ------------
TELECOMMUNICATION SERVICES (2.9%)
------------------------------------------------------------------------------
Nokia ADR (A)*                                           33,360            515
------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $11,528)                                                         17,591
==============================================================================
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
 LOANED SECURITIES (15.2%)
------------------------------------------------------------------------------
BlackRock Institutional Money
 Market Trust                                         2,693,060          2,693
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
 HELD AS COLLATERAL FOR LOANED
 SECURITIES (COST $2,693)                                                2,693
==============================================================================
CASH EQUIVALENTS (1.3%)
------------------------------------------------------------------------------
BlackRock TempCash Fund,
 Institutional Shares                                   224,562            225
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (COST $225)                                                               225
==============================================================================
TOTAL INVESTMENTS (115.5%)
 (COST $14,446)                                                         20,509
==============================================================================
OTHER ASSETS AND LIABILITIES (-15.5%)
------------------------------------------------------------------------------
Obligation to return securities lending collateral                      (2,693)
Payable for Capital Shares redeemed                                        (33)
Payable due to Investment Adviser                                           (7)
Payable due to Shareholder Servicing Agent                                  (4)
Payable due to Administrator                                                (2)
Other assets and liabilities, net                                          (16)
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                      (2,755)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $     17,754
==============================================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                        $      9,855
Accumulated net investment loss                                            (12)
Accumulated net realized gain on investments                             1,848
Net unrealized appreciation on investments                               6,063
------------------------------------------------------------------------------
NET ASSETS                                                        $     17,754
==============================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS I SHARES
 ($17,753,986/867,587 SHARES)                                     $      20.46
==============================================================================

*    Non-income producing security.
(A) The security or a portion of this security is on loan at March 31, 2005 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at March 31, 2005 was $2,625,273.
ADR - American Depositary Receipt
Cl - Class

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    27

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation HLAM Large Cap Value Fund
March 31, 2005

SECTOR WEIGHTINGS+
-------------------------------------------------------------------------------

[CHART APPEARS HERE]

26.2% Financials
24.5% Consumer Discretionary
14.3% Health Care
10.9% Cash Equivalents++
10.4% Information Technology
10.0% Consumer Staples
 3.7% Industrials

+ Percentages based on total investments
++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
COMMON STOCK+ (99.8%)
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (27.5%)
------------------------------------------------------------------------------
Comcast, Cl A*                                            2,265   $         76
Gannett                                                     465             37
Home Depot                                                2,360             90
Mattel                                                    2,865             61
Nike, Cl B                                                  435             36
Omnicom Group (A)                                           735             65
TJX                                                       2,095             52
Walt Disney                                               2,255             65
                                                                  ------------
                                                                           482
                                                                  ------------
CONSUMER STAPLES (11.2%)
------------------------------------------------------------------------------
CVS                                                       1,335             70
Gillette                                                    985             50
PepsiCo                                                   1,425             76
                                                                  ------------
                                                                           196
                                                                  ------------
FINANCIALS (29.3%)
------------------------------------------------------------------------------
American International Group                              1,065             59
Berkshire Hathaway, Cl B*                                    43            123
Cincinnati Financial                                      2,000             87
Freddie Mac                                                 900             57
Synovus Financial                                         2,200             61
US Bancorp                                                2,345             67
Washington Mutual                                         1,535             61
                                                                  ------------
                                                                           515
                                                                  ------------
HEALTH CARE (16.0%)
------------------------------------------------------------------------------
Allergan (A)                                                400             28
Cardinal Health (A)                                         775             43
Johnson & Johnson                                           785             53
Pfizer                                                    1,960             51
Waters*                                                   1,695             61
Wyeth                                                     1,080             46
                                                                  ------------
                                                                           282
                                                                  ------------
INDUSTRIALS (4.2%)
------------------------------------------------------------------------------
Tyco International                                        2,165             73
                                                                  ------------

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (11.6%)
------------------------------------------------------------------------------
Automatic Data Processing                                 1,910   $         86
Cisco Systems*                                            3,000             54
First Data (A)                                            1,640             64
                                                                  ------------
                                                                           204
------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $1,706)                                                           1,752
==============================================================================
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
 LOANED SECURITIES (11.9%)
------------------------------------------------------------------------------
BlackRock Institutional Money
 Market Trust                                           207,630            208
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
 HELD AS COLLATERAL FOR LOANED
 SECURITIES (COST $208)                                                    208
==============================================================================
CASH EQUIVALENTS (0.4%)
------------------------------------------------------------------------------
BlackRock TempCash Fund,
 Institutional Shares                                     6,619              7
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (COST $7)                                                                   7
==============================================================================
TOTAL INVESTMENTS (112.1%)
 (COST $1,921)                                                           1,967
==============================================================================
OTHER ASSETS AND LIABILITIES (-12.1%)
------------------------------------------------------------------------------
Receivable due from Investment Adviser                                       2
Obligation to return securities lending collateral                        (208)
Payable for income distribution                                             (1)
Other assets and liabilities, net                                           (5)
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                        (212)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $      1,755
==============================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                        $      1,683
Accumulated net realized gain on investments                                26
Net unrealized appreciation on investments                                  46
------------------------------------------------------------------------------
NET ASSETS                                                        $      1,755
==============================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS I SHARES
 ($1,754,526/169,281 SHARES)                                      $      10.36
==============================================================================

*    Non-income producing security.
+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A) The security or a portion of this security is on loan at March 31, 2005 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at March 31, 2005 was $200,564.
Cl - Class

The accompanying notes are an integral part of the financial statements.

28    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Diversified Value Fund
March 31, 2005

SECTOR WEIGHTINGS+
-------------------------------------------------------------------------------

[CHART APPEARS HERE]

31.3% Financials
13.1% Energy
10.9% Consumer Discretionary
 9.9% Industrials
 6.5% Consumer Staples
 6.1% Utilities
 5.9% Information Technology
 5.8% Cash Equivalents++
 4.1% Telecommunication Services
 2.8% Health Care
 2.6% Materials
 1.0% Exchange Traded Funds

+ Percentages based on total investments
++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
COMMON STOCK+ (99.0%)
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (11.6%)
------------------------------------------------------------------------------
Best Buy                                                 43,935   $      2,373
Harrah's Entertainment (A)                               43,000          2,777
Home Depot                                               85,880          3,284
Kohl's*                                                  49,400          2,551
Viacom, Cl B                                             75,106          2,616
Walt Disney                                             184,800          5,309
                                                                  ------------
                                                                        18,910
                                                                  ------------
CONSUMER STAPLES (7.0%)
------------------------------------------------------------------------------
Altria Group                                            102,320          6,691
Anheuser-Busch                                           48,355          2,291
Procter & Gamble (A)                                     43,960          2,330
                                                                  ------------
                                                                        11,312
                                                                  ------------
ENERGY (13.9%)
------------------------------------------------------------------------------
Devon Energy                                            139,860          6,678
Exxon Mobil                                             193,200         11,515
National Oilwell Varco*                                  93,535          4,368
                                                                  ------------
                                                                        22,561
                                                                  ------------
FINANCIALS (33.2%)
------------------------------------------------------------------------------
American International Group                             45,960          2,547
Bear Stearns                                             47,881          4,783
Capital Automotive REIT                                  89,540          2,966
Capital One Financial                                    44,590          3,334
Citigroup                                               171,710          7,717
Everest Re Group                                         27,415          2,333
Fifth Third Bancorp                                      70,510          3,031
MBNA                                                    190,555          4,678
North Fork Bancorporation                               174,250          4,834

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
Radian Group                                             36,540   $      1,744
State Street                                             68,300          2,986
TCF Financial (A)                                        84,600          2,297
Torchmark                                                46,591          2,432
iWashington Mutual                                       39,250          1,550
Wells Fargo                                             114,580          6,852
                                                                  ------------
                                                                        54,084
                                                                  ------------
HEALTH CARE (2.9%)
------------------------------------------------------------------------------
Pfizer                                                   88,430          2,323
UnitedHealth Group                                       25,640          2,446
                                                                  ------------
                                                                         4,769
                                                                  ------------
INDUSTRIALS (10.5%)
------------------------------------------------------------------------------
3M                                                       24,965          2,139
Avery Dennison                                           33,770          2,092
FedEx                                                    24,940          2,343
General Dynamics                                         22,140          2,370
Rockwell Automation                                     100,315          5,682
United Technologies                                      24,670          2,508
                                                                  ------------
                                                                        17,134
                                                                  ------------
INFORMATION TECHNOLOGY (6.3%)
------------------------------------------------------------------------------
Alliance Data Systems*                                   40,195          1,624
Dell*                                                    74,415          2,859
Flextronics International*                              131,255          1,580
Microsoft                                               103,925          2,512
Texas Instruments                                        66,020          1,683
                                                                  ------------
                                                                        10,258
                                                                  ------------
MATERIALS (2.8%)
------------------------------------------------------------------------------
E.I. du Pont de Nemours                                  61,785          3,166
Weyerhaeuser                                             19,965          1,367
                                                                  ------------
                                                                         4,533
                                                                  ------------
TELECOMMUNICATION SERVICES (4.3%)
------------------------------------------------------------------------------
Alltel (A)                                               51,376          2,818
Sprint                                                  184,460          4,196
                                                                  ------------
                                                                         7,014
                                                                  ------------
UTILITIES (6.5%)
------------------------------------------------------------------------------
Dominion Resources                                       36,460          2,714
Entergy                                                  59,527          4,206
FPL Group                                                91,560          3,676
                                                                  ------------
                                                                        10,596
------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $137,404)                                                       161,171
==============================================================================
EXCHANGE TRADED FUND (1.1%)
------------------------------------------------------------------------------
iShares Russell 1000 Value
 Index Fund                                              25,815          1,699
------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUND
 (COST $1,579)                                                           1,699
==============================================================================

                                Constellation Funds 2005 Semiannual Report    29

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Diversified Value Fund
March 31, 2005

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
 SECURITIES (6.1%)
------------------------------------------------------------------------------
BlackRock Institutional Money
 Market Trust                                         9,846,832   $      9,847
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
 HELD AS COLLATERAL FOR LOANED SECURITIES
 (COST $9,847)                                                           9,847
==============================================================================
CASH EQUIVALENTS (0.1%)
------------------------------------------------------------------------------
PNC Bank Money Market Fund                              197,263            197
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (COST $197)                                                               197
==============================================================================
TOTAL INVESTMENTS (106.3%)
 (COST $149,027)                                                       172,914
==============================================================================
OTHER ASSETS AND LIABILITIES (-6.3%)
------------------------------------------------------------------------------
Obligation to return securities lending collateral                      (9,847)
Payable for income distribution                                           (324)
Payable due to Capital Shares redeemed                                     (84)
Payable due to Investment Adviser                                          (83)
Payable due to Shareholder Servicing Agent                                 (35)
Payable due to Administrator                                               (21)
Other assets and liabilities, net                                          209
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                     (10,185)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $    162,729
==============================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value                         $    133,660
Distributions in excess of net investment income                            (1)
Accumulated net realized gain on investments                             5,183
Net unrealized appreciation on investments                              23,887
------------------------------------------------------------------------------
NET ASSETS                                                        $    162,729
==============================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS II SHARES
 ($162,728,753/13,464,424 SHARES)                                 $      12.09
==============================================================================

*    Non-income producing security.
+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A) The security or a portion of this security is on loan at March 31, 2005 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at March 31, 2005 was $9,530,678.
Cl - Class
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

30    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Select Value Fund
March 31, 2005

SECTOR WEIGHTINGS+
-------------------------------------------------------------------------------

[CHART APPEAR HERE]

32.3% Financials
13.1% Energy
11.8% Consumer Discretionary
 9.5% Information Technology
 8.3% Industrials
 6.3% Consumer Staples
 6.0% Utilities
 4.9% Telecommunication Services
 3.0% Health Care
 2.8% Cash Equivalents++
 1.7% Materials
 0.3% Exchange Traded Funds

+ Percentages based on total investments
++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
COMMON STOCK+ (99.7%)
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (12.2%)
------------------------------------------------------------------------------
Kohl's*                                                  33,675   $      1,739
Lowe's (A)                                               32,150          1,835
Walt Disney                                             150,180          4,315
                                                                  ------------
                                                                         7,889
                                                                  ------------
CONSUMER STAPLES (6.5%)
------------------------------------------------------------------------------
Altria Group                                             47,745          3,122
Anheuser-Busch                                           22,850          1,083
                                                                  ------------
                                                                         4,205
                                                                  ------------
ENERGY (13.5%)
------------------------------------------------------------------------------
Devon Energy                                             64,180          3,065
Exxon Mobil                                              58,560          3,490
National Oilwell Varco*                                  46,325          2,163
                                                                  ------------
                                                                         8,718
                                                                  ------------
FINANCIALS (33.2%)
------------------------------------------------------------------------------
Capital One Financial                                    39,675          2,966
Citigroup                                                69,240          3,112
Everest Re Group                                         20,360          1,733
Fifth Third Bancorp                                      61,675          2,651
MBNA                                                    138,240          3,394
North Fork Bancorporation                               122,145          3,388
Radian Group                                             49,830          2,379
Wells Fargo                                              31,305          1,872
                                                                  ------------
                                                                        21,495
                                                                  ------------
HEALTH CARE (3.1%)
------------------------------------------------------------------------------
Pfizer                                                   76,815          2,018
                                                                  ------------

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
INDUSTRIALS (8.5%)
------------------------------------------------------------------------------
Avery Dennison                                           31,620   $      1,958
FedEx                                                    13,770          1,294
Rockwell Automation                                      39,600          2,243
                                                                  ------------
                                                                         5,495
                                                                  ------------
INFORMATION TECHNOLOGY (9.8%)
------------------------------------------------------------------------------
Alliance Data Systems*                                   38,545          1,557
Applied Materials*                                       97,035          1,577
Dell*                                                    46,550          1,788
Flextronics International*                              117,650          1,417
                                                                  ------------
                                                                         6,339
                                                                  ------------
MATERIALS (1.7%)
------------------------------------------------------------------------------
Weyerhaeuser                                             16,170          1,107
                                                                  ------------
TELECOMMUNICATION SERVICES (5.0%)
------------------------------------------------------------------------------
Sprint                                                  143,085          3,255
                                                                  ------------
UTILITIES (6.2%)
------------------------------------------------------------------------------
FPLGroup                                                 55,410          2,225
PG&E*                                                    51,775          1,765
                                                                  ------------
                                                                         3,990
------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $58,012)                                                         64,511
==============================================================================
EXCHANGE TRADED FUND (0.3%)
------------------------------------------------------------------------------
iShares Russell 1000 Value
 Index Fund                                               3,020            199
------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUND
 (COST $181)                                                               199
==============================================================================
SHORT-TERM INVESTMENT
 HELD AS COLLATERAL FOR LOANED SECURITIES (2.9%)
------------------------------------------------------------------------------
BlackRock Institutional Money
 Market Trust                                         1,896,850          1,897
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
 HELD AS COLLATERAL FOR LOANED SECURITIES
 (COST $1,897)                                                           1,897
==============================================================================
TOTAL INVESTMENTS (102.9%)
 (COST $60,090)                                                         66,607
==============================================================================
OTHER ASSETS AND LIABILITIES (-2.9%)
------------------------------------------------------------------------------
Obligation to return securities lending collateral                      (1,897)
Payable due to Custodian                                                   (85)
Payablefor income distribution                                             (81)
Payable due to Investment Adviser                                          (34)
Payable due to Capital Shares redeemed                                     (15)
Payable due to Shareholder Servicing Agent                                 (14)
Payable due to Administrator                                                (8)
Other assets and liabilities, net                                          257
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                      (1,877)
------------------------------------------------------------------------------

NET ASSETS (100%)                                                 $     64,730
==============================================================================

                                Constellation Funds 2005 Semiannual Report    31

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Select Value Fund
March 31, 2005
                                                                         VALUE
                                                                         (000)
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                        $     54,223
Accumulated net realized gain on investments                             3,990
Net unrealized appreciation on investments                               6,517
------------------------------------------------------------------------------
NET ASSETS                                                        $     64,730
==============================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS II SHARES
 ($64,729,512/5,756,118 SHARES)                                   $      11.25
==============================================================================

*    Non-income producing security.
+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A) The security or a portion of this security is on loan at March 31, 2005 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at March 31, 2005 was $1,835,444.

The accompanying notes are an integral part of the financial statements.

32    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Diversified Growth Fund
March 31, 2005

SECTOR WEIGHTINGS+
-------------------------------------------------------------------------------

[CHART APPEARS HERE]

22.6% Information Technology
20.8% Health Care
14.5% Cash Equivalents++
14.4% Consumer Discretionary
 9.5% Consumer Staples
 7.8% Financials
 6.7% Industrials
 1.5% Energy
 1.0% Telecommunication Services
 0.9% Materials
 0.3% Exchange Traded Funds

+ Percentages based on total investments
++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
COMMON STOCK+ (99.4%)
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (16.9%)
------------------------------------------------------------------------------
Aeropostale*                                             56,380   $      1,847
Best Buy (A)                                             28,520          1,540
Callaway Golf                                            63,105            808
Dollar Tree Stores (A)*                                  43,952          1,263
eBay (A)*                                                45,644          1,701
Fortune Brands                                           28,970          2,336
Harrah's Entertainment (A)                               24,545          1,585
Home Depot                                               71,705          2,742
Kohl's*                                                  29,770          1,537
Starbucks*                                               20,411          1,054
Walt Disney                                              74,635          2,144
                                                                  ------------
                                                                        18,557
                                                                  ------------
CONSUMER STAPLES (11.1%)
------------------------------------------------------------------------------
Altria Group                                             26,410          1,727
Anheuser-Busch                                           19,447            921
PepsiCo                                                  64,845          3,439
Procter & Gamble (A)                                     58,235          3,086
Wal-Mart Stores                                          60,482          3,031
                                                                  ------------
                                                                        12,204
                                                                  ------------
ENERGY (1.7%)
------------------------------------------------------------------------------
National Oilwell Varco*                                  40,580          1,895
                                                                  ------------
FINANCIALS (9.1%)
------------------------------------------------------------------------------
American International Group                             37,600          2,084
Bear Stearns                                             11,850          1,184
Capital One Financial (A)                                26,320          1,968
Everest Re Group                                         10,285            875
Fifth Third Bancorp                                      25,695          1,104
MBNA                                                    114,201          2,804
                                                                  ------------
                                                                        10,019
                                                                  ------------

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
HEALTH CARE (24.3%)
------------------------------------------------------------------------------
Amgen(A)*                                                39,492   $      2,299
Cephalon (A)*                                            27,090          1,269
Eli Lilly                                                47,360          2,467
Health Management Associates,
 Cl A(A)                                                 51,648          1,352
Hospira*                                                 43,605          1,407
Johnson & Johnson                                        95,056          6,384
Medtronic                                                74,677          3,805
Pfizer                                                  197,131          5,179
WellPoint*                                               20,115          2,521
                                                                  ------------
                                                                        26,683
                                                                  ------------
INDUSTRIALS (7.8%)
------------------------------------------------------------------------------
Avery Dennison                                           21,945          1,359
Cintas                                                   23,045            952
FedEx                                                    17,735          1,666
General Electric                                              1             --
L-3 Communications Holdings                              21,610          1,535
Rockwell Automation                                      55,230          3,128
                                                                  ------------
                                                                         8,640
                                                                  ------------
INFORMATION TECHNOLOGY (26.4%)
------------------------------------------------------------------------------
Alliance Data Systems*                                   39,505          1,596
Andrew*                                                  78,950            925
Applied Materials*                                      113,415          1,843
Cisco Systems*                                          170,632          3,053
Citrix Systems (A)*                                      83,580          1,991
Dell*                                                    70,629          2,714
Flextronics International*                               88,735          1,068
Intel                                                   119,293          2,771
Lexmark International, Cl A*                             14,020          1,121
Microsoft                                               198,649          4,801
Paychex                                                  67,065          2,201
Qualcomm                                                 30,354          1,113
Texas Instruments                                        68,980          1,758
Veritas Software*                                        35,500            824
Xilinx                                                   43,861          1,282
                                                                  ------------
                                                                        29,061
                                                                  ------------
MATERIALS (1.0%)
------------------------------------------------------------------------------
Sealed Air*                                              21,270          1,105
                                                                  ------------
TELECOMMUNICATION SERVICES (1.1%)
------------------------------------------------------------------------------
Sprint (A)                                               54,160          1,232
                                                                  ------------
------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $114,893)                                                       109,396
==============================================================================
EXCHANGE TRADED FUND (0.3%)
------------------------------------------------------------------------------
iShares S&P MidCap 400/BARRA
 Growth Index Fund                                        2,395            322
------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUND
 (COST $309)                                                               322
==============================================================================

                                Constellation Funds 2005 Semiannual Report    33

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Diversified Growth Fund
March 31, 2005

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
 LOANED SECURITIES (16.9%)
------------------------------------------------------------------------------
BlackRock Institutional Money
 Market Trust                                        18,541,479   $     18,541
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
 HELD AS COLLATERAL FOR
 LOANED SECURITIES
 (COST $18,541)                                                         18,541
==============================================================================
CASH EQUIVALENTS (0.1%)
------------------------------------------------------------------------------
PNC Bank Money Market Fund                               75,453             75
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (COST $75)                                           75
==============================================================================
TOTAL INVESTMENTS (116.7%)
 (COST $133,818)                                                       128,334
==============================================================================
OTHER ASSETS AND LIABILITIES (-16.7%)
------------------------------------------------------------------------------
Obligation to return securities lending collateral                     (18,541)
Payable for investment securities purchased                               (267)
Payable due to Investment Adviser                                          (55)
Payable due to Shareholder Servicing Agent                                 (24)
Payable due to Administrator                                               (14)
Payable for Capital Shares redeemed                                        (14)
Other assets and liabilities, net                                          594
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                     (18,321)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $    110,013
==============================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                        $    186,134
Undistributed net investment income                                         42
Accumulated net realized loss on investments                           (70,679)
Net unrealized depreciation on investments                              (5,484)
------------------------------------------------------------------------------
NET ASSETS                                                        $    110,013
==============================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS II SHARES
 ($110,013,011/19,613,903 SHARES)                                 $       5.61
==============================================================================

*    Non-income producing security.
+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A) The security or a portion of this security is on loan at March 31, 2005 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at March 31, 2005 was $17,923,119.
Cl - Class
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Small Cap Fund
March 31, 2005

SECTOR WEIGHTINGS+
-------------------------------------------------------------------------------

[CHART APPEARS HERE]

21.6% Financials
15.5% Information Technology
14.7% Health Care
13.0% Consumer Discretionary
10.4% Industrials
 6.3% Cash Equivalents++
 5.7% Materials
 5.6% Energy
 3.4% Consumer Staples
 2.1% Utilities
 1.5% Telecommunication Services
 0.2% Exchange Traded Funds

+ Percentages based on total investments
++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
COMMON STOCK (99.2%)
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (13.8%)
------------------------------------------------------------------------------
Advance Auto Parts*                                      30,834   $      1,556
Aeropostale*                                             71,925          2,356
California Pizza Kitchen*                                83,391          1,955
Callaway Golf (A)                                       144,490          1,849
Furniture Brands International (A)                       27,964            610
Linens 'N Things*                                        49,793          1,236
Modine Manufacturing                                     30,190            885
Rent-Way*                                               196,811          1,614
Wolverine World Wide                                     55,300          1,185
                                                                  ------------
                                                                        13,246
                                                                  ------------
CONSUMER STAPLES (3.6%)
------------------------------------------------------------------------------
Cott                                                     55,132          1,336
Pantry*                                                  61,179          1,895
Peet's Coffee & Tea*                                      9,601            236
                                                                  ------------
                                                                         3,467
                                                                  ------------
ENERGY (5.9%)
------------------------------------------------------------------------------
Forest Oil*                                              83,849          3,396
W-H Energy Services*                                     94,151          2,253
                                                                  ------------
                                                                         5,649
                                                                  ------------
FINANCIALS (22.9%)
------------------------------------------------------------------------------
American Equity Investment
 Life Holding*                                           97,172          1,243
Capital Automotive REIT                                  97,621          3,233
Central Pacific Financial                                64,172          2,159
Commercial Capital Bancorp                               87,630          1,783
Euronet Worldwide*                                       50,462          1,441

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
Flagstar Bancorp                                         38,760   $        758
Flushing Financial                                      105,128          1,913
IPC Holdings                                             32,636          1,282
Metris*                                                 356,938          4,137
R&G Financial, Cl B (A)                                  46,205          1,440
SL Green Realty (A)                                      31,842          1,790
Trico Bancshares                                         37,396            784
                                                                  ------------
                                                                        21,963
                                                                  ------------
HEALTH CARE (15.6%)
------------------------------------------------------------------------------
Connetics*                                              102,342          2,588
Diagnostic Products                                      27,602          1,333
LabOne*                                                  77,687          2,679
Matria Healthcare*                                      139,095          4,272
Serologicals*                                            84,899          2,075
Wilson Greatbatch Technologies*                         107,312          1,957
                                                                  ------------
                                                                        14,904
                                                                  ------------
INDUSTRIALS (11.0%)
------------------------------------------------------------------------------
AMR (A)*                                                 61,791            661
Applied Films*                                           59,727          1,381
Genesee & Wyoming, Cl A*                                 32,349            838
Layne Christensen*                                       45,661            789
Pacer International*                                     52,204          1,247
PLATO Learning*                                         262,756          2,049
Trex*                                                    34,610          1,537
Unifirst Corp                                            25,140          1,003
URS*                                                     36,448          1,048
                                                                  ------------
                                                                        10,553
                                                                  ------------
INFORMATION TECHNOLOGY (16.5%)
------------------------------------------------------------------------------
Aeroflex*                                               250,813          2,340
Anteon International*                                    31,318          1,219
Belden CDT(A)*                                          109,680          2,436
Credence Systems*                                        98,437            779
Hyperion Solutions*                                      94,805          4,182
j2 Global Communications*                                45,992          1,578
Kronos*                                                  27,944          1,428
Micrel*                                                  72,605            669
SBS Technologies*                                        47,958            535
Vishay Intertechnology*                                  51,252            637
                                                                  ------------
                                                                        15,803
                                                                  ------------
MATERIALS (6.0%)
------------------------------------------------------------------------------
Crown Holdings*                                         168,156          2,616
Ferro                                                    53,711          1,011
RPM International                                       116,226          2,125
                                                                  ------------
                                                                         5,752
                                                                  ------------
TELECOMMUNICATION SERVICES (1.6%)
------------------------------------------------------------------------------
Airspan Networks*                                       150,392            769
US LEC, Cl A*                                           316,904            805
                                                                  ------------
                                                                         1,574
                                                                  ------------

                                Constellation Funds 2005 Semiannual Report    35

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Small Cap Fund
March 31, 2005

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
UTILITIES (2.3%)
------------------------------------------------------------------------------
Idacorp                                                  41,446   $      1,176
New Jersey Resources                                     22,623            985
                                                                  ------------
                                                                         2,161
------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $76,814)                                                         95,072
------------------------------------------------------------------------------
EXCHANGE TRADED FUND (0.2%)
------------------------------------------------------------------------------
iShares Russell 2000 Growth
 Index Fund                                               3,463            217
------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUND
 (COST $215)                                                               217
==============================================================================
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
 SECURITIES (5.9%)
------------------------------------------------------------------------------
BlackRock Institutional Money
 Market Trust                                         5,631,332          5,631
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
 HELD AS COLLATERAL FOR
 LOANED SECURITIES
 (COST $5,631)                                                           5,631
==============================================================================
CASH EQUIVALENTS (0.8%)
------------------------------------------------------------------------------
PNC Bank Money Market Fund                              730,856            731
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (COST $731)                                                               731
==============================================================================
TOTAL INVESTMENTS (106.1%)
 (COST $83,391)                                                        101,651
==============================================================================
OTHER ASSETS AND LIABILITIES (-6.1%)
------------------------------------------------------------------------------
Obligation to return securities lending collateral                      (5,631)
Payable for Capital Shares redeemed                                       (214)
Payable due to Investment Adviser                                          (47)
Payable due to Shareholder Servicing Agent                                 (21)
Payable due to Administrator                                               (12)
Other assets and liabilities, net                                           58
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                      (5,867)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $     95,784
==============================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                        $     76,050
Accumulated net investment loss                                            (95)
Accumulated net realized gain on investments                             1,569
Net unrealized appreciation on investments                              18,260
------------------------------------------------------------------------------
NET ASSETS                                                        $     95,784
==============================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS II SHARES
 ($95,784,483/6,029,214 SHARES)                                   $      15.89
==============================================================================

*    Non-income producing security.
(A) The security or a portion of this security is on loan at March 31, 2005 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at March 31, 2005 was $5,269,294.
Cl - Class
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

36    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Family Heritage(R) Fund
March 31, 2005

SECTOR WEIGHTINGS+
-------------------------------------------------------------------------------

[CHART APPEARS HERE]

20.4% Financials
16.0% Information Technology
10.7% Health Care
10.3% Cash Equivalents++
 9.7% Consumer Discretionary
 8.6% Consumer Staples
 8.2% Industrials
 7.2% Energy
 4.4% Materials
 2.3% Utilities
 2.2% Telecommunication Services

+ Percentages based on total investments
++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
COMMON STOCK (99.1%)
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (10.7%)
------------------------------------------------------------------------------
Best Buy                                                 14,714   $        795
Carnival (A)                                             33,489          1,735
Comcast, Cl A*                                           48,333          1,633
International Speedway, Cl A                             16,767            909
Marriott International, Cl A                             10,328            690
Nike, Cl B                                               22,058          1,838
Viacom, Cl B                                             33,266          1,159
                                                                  ------------
                                                                         8,759
                                                                  ------------
CONSUMER STAPLES (9.5%)
------------------------------------------------------------------------------
Estee Lauder, Cl A                                       19,415            873
JM Smucker                                               29,197          1,469
Lancaster Colony                                         20,814            886
Wal-Mart Stores                                          51,335          2,572
Wm. Wrigley Jr.                                          30,078          1,972
                                                                  ------------
                                                                         7,772
                                                                  ------------
ENERGY (7.9%)
------------------------------------------------------------------------------
Apache                                                   30,948          1,895
Chesapeake Energy                                       102,725          2,254
Devon Energy                                             49,274          2,353
                                                                  ------------
                                                                         6,502
                                                                  ------------
FINANCIALS (22.5%)
------------------------------------------------------------------------------
Berkshire Hathaway, Cl B*                                   725          2,070
Capital One Financial                                    24,130          1,804
Commerce Bancshares (A)                                  34,998          1,687
Commercial Capital Bancorp                               67,470          1,373

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
Federated Investors, Cl B                                60,820   $      1,722
Flagstar Bancorp                                         92,614          1,811
MBNA                                                     99,715          2,448
Philadelphia Consolidated Holding*                        9,614            745
Progressive                                              10,163            932
SL Green Realty                                          29,719          1,671
TCF Financial (A)                                        82,750          2,247
                                                                  ------------
                                                                        18,510
                                                                  ------------
HEALTH CARE (11.8%)
------------------------------------------------------------------------------
Cephalon*                                                25,545          1,196
Eli Lilly                                                51,536          2,685
Hillenbrand Industries                                   11,095            616
Medicis Pharmaceutical, Cl A                             47,698          1,430
Stryker                                                  54,055          2,411
Universal Health Services, Cl B                          25,918          1,358
                                                                  ------------
                                                                         9,696
                                                                  ------------
INDUSTRIALS (9.1%)
------------------------------------------------------------------------------
Danaher                                                  20,270          1,082
Fastenal                                                 21,239          1,175
General Dynamics                                         13,795          1,477
Illinois Tool Works                                      16,740          1,499
Molex, Cl A                                              57,245          1,351
Werner Enterprises                                       46,018            894
                                                                  ------------
                                                                         7,478
                                                                  ------------
INFORMATION TECHNOLOGY (17.7%)
------------------------------------------------------------------------------
Dell*                                                    65,170          2,504
Fiserv (A)*                                              33,300          1,325
Marvell Technology Group (A)*                            47,233          1,811
Microsoft                                               162,906          3,937
Paychex                                                  49,788          1,634
Qualcomm                                                 41,359          1,516
Vishay Intertechnology*                                  58,143            723
Yahoo!*                                                  32,501          1,102
                                                                  ------------
                                                                        14,552
                                                                  ------------
MATERIALS (4.9%)
------------------------------------------------------------------------------
E.I. du Pont de Nemours                                  50,861          2,606
Worthington Industries                                   74,088          1,428
                                                                  ------------
                                                                         4,034
                                                                  ------------
TELECOMMUNICATION SERVICES (2.4%)
------------------------------------------------------------------------------
Telephone & Data Systems                                 12,963          1,058
Wireless Facilities*                                    143,575            897
                                                                  ------------
                                                                         1,955
                                                                  ------------
UTILITIES (2.6%)
------------------------------------------------------------------------------
AES*                                                    128,010          2,097
                                                                  ------------
------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $68,726)                                                         81,355
==============================================================================

                                Constellation Funds 2005 Semiannual Report    37

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Family Heritage(R) Fund
March 31, 2005

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
 SECURITIES (10.4%)
------------------------------------------------------------------------------
BlackRock Institutional Money
 Market Trust                                         8,559,195   $      8,559
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
 HELD AS COLLATERAL FOR LOANED
 SECURITIES (COST $8,559)                                                8,559
==============================================================================
CASH EQUIVALENTS (1.0%)
------------------------------------------------------------------------------
PNC Bank Money Market Fund                              791,874            792
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (COST $792)                                                               792
==============================================================================
TOTAL INVESTMENTS (110.5%)
 (COST $78,077)                                                         90,706
==============================================================================
OTHER ASSETS AND LIABILITIES (-10.5%)
------------------------------------------------------------------------------
Obligation to return securities lending collateral                      (8,559)
Payable due to Investment Adviser                                          (53)
Payable for Capital Shares redeemed                                        (24)
Payable due to Shareholder Servicing Agent                                 (18)
Payable due to Administrator                                               (10)
Other assets and liabilities, net                                           74
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                      (8,590)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $     82,116
==============================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                        $     85,072
Undistributed net investment income                                         37
Accumulated net realized loss on investments                           (15,622)
Net unrealized appreciation on investments                              12,629
------------------------------------------------------------------------------
NET ASSETS                                                        $     82,116
==============================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS II SHARES
 ($82,115,889/8,509,177 SHARES)                                   $       9.65
==============================================================================

*    Non-income producing security.
(A) The security or a portion of this security is on loan at March 31, 2005 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at March 31, 2005 was $8,362,051.
Cl - Class

The accompanying notes are an integral part of the financial statements.

38    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Taxable Bond Fund
March 31, 2005

SECTOR WEIGHTINGS+
-------------------------------------------------------------------------------

[CHART APPEARS HERE]

47.5% Corporate Bonds
23.9% U.S. Government Agency Obligations
14.7% U.S. Treasury Obligations
 9.4% Cash Equivalents++
 2.4% Asset-Backed Securities
 1.2% U.S. Government Mortgage-Backed Obligations
 0.9% Municipal Bonds

+Percentages based on total investments
++Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
CORPORATE BONDS (51.7%)
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (4.5%)
------------------------------------------------------------------------------
Harman International
  7.320%, 07/01/07                                 $      1,143   $      1,205
May Department Stores
  7.450%, 09/15/11                                          847            943
                                                                  ------------
                                                                         2,148
                                                                  ------------
CONSUMER STAPLES (2.3%)
------------------------------------------------------------------------------
H.J. Heinz
  6.000%, 03/15/08                                        1,045          1,088
                                                                  ------------
ENERGY (4.1%)
------------------------------------------------------------------------------
BP Capital Markets
  2.625%, 03/15/07                                        1,000            976
Burlington Resources Finance
  5.600%, 12/01/06                                        1,000          1,020
                                                                  ------------
                                                                         1,996
                                                                  ------------
FINANCIALS (23.1%)
------------------------------------------------------------------------------
Bank of America
  5.375%, 06/15/14                                        1,000          1,016
Block Financial
  8.500%, 04/15/07                                          235            253
CIT Group
  7.750%, 04/02/12                                        1,000          1,157
Colonial Realty
  8.050%, 07/15/06                                          400            416
Ford Motor Credit
  7.375%, 10/28/09                                          904            907
  6.875%, 02/01/06                                        1,250          1,267
General Motors Acceptance (A)
  6.750%, 12/01/14                                        1,000            864
HSBC Finance
  4.750%, 05/15/09                                        1,000          1,001
Heller Financial
  7.375%, 11/01/09                                          500            556
Kimco Realty, MTN, Ser B
  7.900%, 12/07/07                                          450            491

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
Lehman Brothers Holdings
  7.000%, 02/01/08                                 $      1,316   $      1,404
Merrill Lynch
  4.000%, 09/15/08                                          750            732
St Paul
  8.125%, 04/15/10                                          904          1,029
                                                                  ------------
                                                                        11,093
                                                                  ------------
HEALTH CARE (2.0%)
------------------------------------------------------------------------------
GlaxoSmithKline
  4.375%, 04/15/14                                        1,000            953
                                                                  ------------
INDUSTRIALS (10.2%)
------------------------------------------------------------------------------
First Data
  3.900%, 10/01/09                                        1,500          1,456
Honeywell International
  7.500%, 03/01/10                                        1,052          1,181
Tyco International Group
  7.000%, 06/15/28                                        2,000          2,270
                                                                  ------------
                                                                         4,907
                                                                  ------------
SOVEREIGN BOND (1.1%)
------------------------------------------------------------------------------
Aid-Israel
  5.500%, 04/26/24                                          500            528
                                                                  ------------
TELECOMMUNICATION SERVICES (2.3%)
------------------------------------------------------------------------------
Verizon Communications
  7.510%, 04/01/09                                        1,000          1,097
                                                                  ------------
UTILITIES (2.1%)
------------------------------------------------------------------------------
Florida Power & Light
  6.875%, 12/01/05                                        1,000          1,022
------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
 (COST $24,662)                                                         24,832
==============================================================================
U.S. GOVERNMENT AGENCY OBLIGATIONS (26.1%)
------------------------------------------------------------------------------
FHLB
  3.785%, 12/28/06                                        1,000            997
FHLB, Ser TV06
  4.875%, 11/15/06                                        1,500          1,523
FHLMC
  6.250%, 03/05/12                                        1,500          1,543
  5.200%, 03/05/19                                        1,000            987
  5.125%, 11/07/13                                        1,000            999
  4.250%, 05/04/09                                        1,000            990
FHLMC (A)
  4.375%, 07/30/09                                        1,500          1,476
FNMA
  8.200%, 03/10/16                                        1,000          1,273
  5.000%, 01/15/07                                          500            509
  4.010%, 10/21/09                                        1,000            981
TVA, Ser B
  6.235%, 07/15/45                                        1,175          1,241
------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (COST $12,245)                                                         12,519
==============================================================================

                                Constellation Funds 2005 Semiannual Report    39

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Taxable Bond Fund
March 31, 2005

                                                    FACE AMOUNT          VALUE
                                                   (000)/SHARES          (000)
------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (16.0%)
------------------------------------------------------------------------------
U.S. Treasury Bonds
  8.750%, 05/15/17                                 $      1,500   $      2,061
  7.875%, 02/15/21                                          615            821
  7.625%, 11/15/22                                          913          1,209
  7.500%, 11/15/16                                          830          1,041
U.S. Treasury Bonds (A)
  8.125%, 08/15/19                                        1,500          2,018
  5.375%, 02/15/31                                          500            545
------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST $6,950)                                                           7,695
==============================================================================
ASSET-BACKED SECURITY (2.6%)
------------------------------------------------------------------------------
Standard Credit Card Master Trust,
  Ser 1994-2, Cl A
  7.250%, 04/07/06                                        1,199          1,239
------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITY
 (COST $1,217)                                                           1,239
==============================================================================
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION(1.3%)
------------------------------------------------------------------------------
FHLMC CMO/REMIC
  Ser 2430, Cl QB
  5.500%, 02/15/15                                          613            623
------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
 MORTGAGE-BACKED OBLIGATION
 (COST $607)                                                               623
==============================================================================
MUNICIPAL BOND (1.0%)
------------------------------------------------------------------------------
NEW YORK (1.0%)
------------------------------------------------------------------------------
Sales Tax Asset Receivable RB,
  Ser B, FGIC
  4.760%, 10/15/15                                          500            488
------------------------------------------------------------------------------
TOTAL MUNICIPAL BOND
 (COST $500)                                                               488
==============================================================================
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
 LOANED SECURITIES (10.0%)
==============================================================================
BlackRock Institutional Money
 Market Trust                                         4,823,365          4,823
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
 HELD AS COLLATERAL FOR LOANED
 SECURITIES (COST $4,823)                                                4,823
==============================================================================
CASH EQUIVALENTS (0.2%)
------------------------------------------------------------------------------
PNC Bank Money Market Fund                              109,095            109
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (COST $109)                                                               109
==============================================================================
TOTAL INVESTMENTS (108.9%)
 (COST $51,113)                                                         52,328
==============================================================================
                                                                         VALUE
                                                                         (000)
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-8.9%)
------------------------------------------------------------------------------
Obligation to return securities lending collateral                $     (4,823)
Payable for income distribution                                           (171)
Payable for Capital Shares redeemed                                        (64)
Payable due to Investment Adviser                                          (14)
Payable due to Shareholder Servicing Agent                                 (10)
Payable due to Administrator                                                (6)
Other assets and liabilities, net                                          805
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                      (4,283)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $     48,045
==============================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                        $     47,363
Accumulated net realized loss on investments                              (533)
Net unrealized appreciation on investments                               1,215
------------------------------------------------------------------------------
NET ASSETS                                                        $     48,045
==============================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS II SHARES
 ($48,045,029/4,575,755 SHARES)                                   $      10.50
==============================================================================

(A) The security or a portion of this security is on loan at March 31, 2005 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at March 31, 2005 was $4,746,275.
Cl - Class
CMO - Collateralized Mortgage Obligation
FGIC - Financial Guaranty Insurance Corporation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
MTN - Medium Term Note
RB - Revenue Bond
REMIC - Real Estate Mortgage Investment Conduit
Ser - Series
TVA - Tennessee Valley Authority

The accompanying notes are an integral part of the financial statements.

40    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Tax-Exempt Bond Fund
March 31, 2005

SECTOR WEIGHTINGS+
-------------------------------------------------------------------------------

[CHART APPEARS HERE]

13.7% General Obligations
12.8% Utilities
11.6% Medical
 9.6% Higher Education
 8.7% School District
 8.0% Facilities
 7.4% Transportation
 6.8% Development
 5.9% Power
 4.9% General Revenue
 3.0% Education
 2.3% Water
 1.8% Airport
 1.5% Single-Family Housing
 0.9% Pollution
 0.9% Multi-Family Housing
 0.2% Cash Equivalents

+ Percentages based on total investments

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS (98.9%)
------------------------------------------------------------------------------
ALABAMA (0.9%)
------------------------------------------------------------------------------
Bessemer RB, AMBAC,
  Callable 02/01/10 @ 102
  5.600%, 02/01/30                                 $      1,000   $      1,088
                                                                  ------------
ARIZONA (0.9%)
------------------------------------------------------------------------------
Arizona School Facilities Board COP,
  MBIA, Pre-Refunded 03/01/13 @ 100
  5.250%, 09/01/17                                        1,000          1,105
                                                                  ------------
CALIFORNIA (10.6%)
------------------------------------------------------------------------------
California State GO, AMBAC,
  Callable 04/01/14 @ 100
  5.000%, 04/01/31                                        3,000          3,090
California State GO, Callable
  02/01/13 @ 100
  5.250%, 02/01/33                                        1,840          1,911
Community College Finance Authority
  RB, Mission Community College,
  MBIA Callable 05/01/07 @ 102
  5.500%, 05/01/17                                        1,000          1,071
Health Facilities Finance Authority RB,
  St. Francis Memorial Hospital,
  Ser C, ETM
  5.875%, 11/01/23                                        2,000          2,400
San Jose, Liberty Parks and
  Public Safety Projects GO,
  Callable 09/01/12 @ 100
  5.000%, 09/01/17                                        1,000          1,057
State Economic Recovery GO,
  Ser A, Callable 07/01/11 @ 100
  5.000%, 07/01/17                                        2,000          2,097

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
Stockton Housing Facility RB,
  O'Connor Woods Project, Ser A, ETM,
  GNMA, Callable 05/06/05 @ 100
  5.200%, 09/20/09                                 $        675   $        683
                                                                  ------------
                                                                        12,309
                                                                  ------------
COLORADO (0.9%)
------------------------------------------------------------------------------
South Suburban Park & Recreation District
  GO, AMBAC, Callable 09/15/10 @ 100
  5.375%, 09/15/18                                        1,000          1,080
                                                                  ------------
CONNECTICUT (2.3%)
------------------------------------------------------------------------------
Connecticut State GO, Ser B, MBIA
  5.000%, 12/01/10                                        2,500          2,700
                                                                  ------------
DELAWARE (0.9%)
------------------------------------------------------------------------------
Delaware State, Economic Development
  Authority, Pollution Control RB,
  Delmarva Power, AMBAC,
  Callable 05/01/11 @ 100 (A)
  4.900%, 05/01/26                                        1,000          1,059
                                                                  ------------
DISTRICT OF COLUMBIA (1.2%)
------------------------------------------------------------------------------
District of Columbia RB, Howard
  University Project, MBIA
  5.500%, 10/01/16                                        1,000          1,126
Washington D.C., Convention
  Center Authority RB, Dedicated
  Tax Revenue, Senior Lien,
  AMBAC, Callable 10/01/08 @ 101
  5.250%, 10/01/09                                          200            218
                                                                  ------------
                                                                         1,344
                                                                  ------------
FLORIDA (1.2%)
------------------------------------------------------------------------------
Tampa Water & Sewer Revenue RB,
  Pre-Refunded 10/01/09 @ 101
  5.500%, 10/01/29                                        1,300          1,432
                                                                  ------------
GEORGIA (2.1%)
------------------------------------------------------------------------------
Henry County, Water & Sewer
  Authority RB, AMBAC
  6.150%, 02/01/20                                        2,000          2,429
                                                                  ------------
HAWAII (4.0%)
------------------------------------------------------------------------------
Honolulu, City & County GO, Ser B, ETM
  8.000%, 10/01/10                                        1,680          2,065
University of Hawaii RB, Ser A,
  FGIC, Callable 07/15/12 @ 100
  5.500%, 07/15/21                                        2,385          2,606
                                                                  ------------
                                                                         4,671
                                                                  ------------
ILLINOIS (10.1%)
------------------------------------------------------------------------------
Chicago GO, FGIC,
  Callable 01/01/08 @ 102
  5.500%, 01/01/21                                        1,500          1,616

                                Constellation Funds 2005 Semiannual Report    41

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Tax-Exempt Bond Fund
March 31, 2005

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
Chicago, Park District GO, Aquarium
  & Museum Project, FGIC,
  Callable 01/01/08 @ 100
  5.500%, 01/01/10                                 $      1,000   $      1,058
Development Finance Authority RB,
  Elgin School District Project, FSA(B)
  4.300%, 01/01/18                                        2,350          1,281
Health Facilities Authority RB,
  Hospital Sisters Services Project, Ser A,
  MBIA, Callable 06/01/08 @ 101
  5.250%, 06/01/12                                        1,000          1,064
Metropolitan Pier & Exposition
  Authority RB, Illinois Dedicated
  State Tax Revenue, AMBAC,
  Callable 06/01/07 @ 101
  5.125%, 06/01/13                                        1,200          1,261
Metropolitan Pier & Exposition
  Authority RB, Illinois Dedicated
  State Tax Revenue, Ser A, FGIC
  5.500%, 12/15/23                                          500            570
Metropolitan Pier & Exposition
  Authority RB, Illinois Dedicated
  State Tax Revenue, Ser A, FGIC, ETM
  5.500%, 12/15/23                                          500            576
Regional Transportation Authority
  GO, FSA
  5.750%, 06/01/23                                        1,500          1,751
Southern Illinois University RB,
  Medical Facilities System Project,
  MBIA, Callable 04/01/07 @ 102
  5.875%, 04/01/23                                        1,000          1,072
Will County, Community School
  District GO, FSA(B)
  5.230%, 11/01/12                                        2,000          1,452
                                                                  ------------
                                                                        11,701
                                                                  ------------
INDIANA (2.0%)
------------------------------------------------------------------------------
Indianapolis, Public Improvement
  Authority RB, Ser A,
  Callable 01/01/10 @ 101
  6.000%, 01/01/25                                        1,000          1,107
Transportation Finance Authority
  RB, Ser A, MBIA
  6.800%, 12/01/16                                        1,000          1,200
                                                                  ------------
                                                                         2,307
                                                                  ------------
KENTUCKY (1.0%)
------------------------------------------------------------------------------
State Property & Buildings
  Commission RB, Project Number 67,
  Pre-Refunded 09/01/10 @ 100
  5.625%, 09/01/13                                        1,050          1,168
                                                                  ------------
LOUISIANA (2.0%)
------------------------------------------------------------------------------
Public Facilities Authority RB,
  Franciscan Missionaries Project,
  Ser A, FSA
  5.500%, 07/01/11                                        2,115          2,328
                                                                  ------------

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
MASSACHUSETTS (2.9%)
------------------------------------------------------------------------------
State Housing Finance Agency RB,
  Ser B, MBIA,
  Callable 06/01/08 @ 101
  5.300%, 12/01/17                                 $      1,000   $      1,029
State Special Obligation RB,
  Consolidated Loan, Ser A,
  Callable 06/01/08 @ 101
  5.000%, 06/01/15                                           70             73
State Special Obligation RB,
  Consolidated Loan, Ser A,
  Pre-Refunded 06/01/08 @ 101
  5.000%, 06/01/15                                          930            994
State Water Resources Authority RB,
  Ser D, MBIA, GOA
  6.000%, 08/01/14                                        1,060          1,234
                                                                  ------------
                                                                         3,330
                                                                  ------------
MICHIGAN (0.9%)
------------------------------------------------------------------------------
State Building Authority RB,
  Facilities Program, Ser II, MBIA,
  Callable 10/15/13 @ 100
  5.000%, 10/15/23                                        1,000          1,048
                                                                  ------------
MISSISSIPPI (0.9%)
------------------------------------------------------------------------------
Developing Bank RB,
  Capital Project & Equipment
  Acquisition, Ser A2, AMBAC
  5.000%, 07/01/24                                        1,000          1,080
                                                                  ------------
NEVADA (4.1%)
------------------------------------------------------------------------------
Clark County, Industrial Development,
  Nevada Power Authority RB,
  AMBAC, Callable 05/06/05 @ 100
  7.200%, 10/01/22                                        2,000          2,017
Las Vegas, New Convention &
  Visitors Center RB, AMBAC,
  Callable 07/01/09 @ 101
  6.000%, 07/01/13                                        2,500          2,798
                                                                  ------------
                                                                         4,815
                                                                  ------------
NEW JERSEY (2.2%)
------------------------------------------------------------------------------
State GO, Ser D
  6.000%, 02/15/11                                          150            169
State, Educational Facilities
  Authority RB, Princeton University,
  Callable 07/01/13 @ 100
  5.000%, 07/01/15                                        2,000          2,157
State, Transportation System RB, Ser A
  5.625%, 06/15/14                                          250            280
                                                                  ------------
                                                                         2,606
                                                                  ------------
NEW MEXICO (1.6%)
------------------------------------------------------------------------------
Santa Fe County RB, Correctional
  Facilities Project, FSA
  6.000%, 02/01/27                                        1,500          1,803
                                                                  ------------

42    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Tax-Exempt Bond Fund
March 31, 2005

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
NEW YORK (4.8%)
------------------------------------------------------------------------------
New York City, Municipal Water &
  Sewer Authority RB, Ser A,
  Pre-Refunded 06/15/05 @ 101
  6.000%, 06/15/25                                 $        190   $        193
New York City, Transitional Finance
  Authority RB, Ser A, Callable
  11/01/11 @ 100 (A)
  5.500%, 11/01/26                                        2,000          2,186
New York State Thruway Authority RB,
  Highway and Bridge Project,
  Callable 04/01/12 @ 100
  5.500%, 04/01/15                                        2,000          2,180
New York State, Mortgage Agency RB,
  Homeowner Mortgage, Ser 80,
  Callable 03/01/09 @ 101
  5.100%, 10/01/17                                        1,000          1,015
                                                                  ------------
                                                                         5,574
                                                                  ------------
NORTH CAROLINA (4.0%)
------------------------------------------------------------------------------
North Carolina State, Eastern
  Municipal Power Authority RB,
  Ser B, AMBAC,
  Callable 01/01/06 @ 102
  5.125%, 01/01/12                                        2,000          2,074
North Carolina State, Eastern Municipal
  Power Authority RB, Ser B, MBIA,
  Callable 01/01/07 @ 102
  5.800%, 01/01/16                                        1,000          1,066
University of North Carolina
  Wilmington, RB, AMBAC,
  Callable 01/01/13 @ 100
  5.250%, 01/01/21                                        1,380          1,489
                                                                  ------------
                                                                         4,629
                                                                  ------------
OKLAHOMA (3.6%)
------------------------------------------------------------------------------
  Oklahoma City, Water Utilities
  Authority RB, Ser A,
  Callable 07/01/09 @ 100
  5.000%, 07/01/24                                        2,000          2,070
Oklahoma State, Health Systems
  Industries Authority RB, Integris
  Baptist Project, Ser D, AMBAC,
  Callable 08/15/06 @ 102
  5.000%, 08/15/14                                        2,000          2,079
                                                                  ------------
                                                                         4,149
                                                                  ------------
PENNSYLVANIA (16.3%)
------------------------------------------------------------------------------
Allegheny County, Pittsburgh
  International Airport RB, Ser B,
  MBIA, Callable 01/01/08 @ 101
  5.000%, 01/01/17                                        2,000          2,067
Derry Township, Industrial & Commercial
  Development RB, Arena Project, Ser A
  (LOC: PNC Bank) (A)
  5.375%, 11/01/30                                        1,700          1,719

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
Downingtown Area School District
  GO, FSA, Callable 04/01/11 @ 100
  5.250%, 04/01/14                                 $      1,500   $      1,630
Montgomery County Higher Education
  & Health Authority RB, Pottstown
  Healthcare, Callable 01/1/09 @ 101
  5.000%, 01/01/27                                        2,000          2,150
Norwin Penn School District GO, FGIC,
  Pre-Refunded 04/01/10 @ 100
  6.000%, 04/01/24                                        2,000          2,235
Pennsbury Penn School District GO,
  FSA, Callable 08/01/14 @ 100
  5.000%, 08/01/25                                        2,000          2,088
Pennsylvania State, Higher
  Educational Facilities Authority
  RB, Saint Joseph's University,
  Callable 05/01/06 @ 100
  (LOC: Allied Irish Bank PLC) (A)
  5.000%, 05/01/11                                        1,500          1,534
Philadelphia, Authority for Industrial
  Development Lease Revenue RB,
  Ser B, FSA, Callable 10/01/11 @ 101
  5.500%, 10/01/12                                        1,500          1,669
Philadelphia, Hospital & Higher
  Education Authority RB, Presbyterian
  Medical Center Project, ETM
  6.500%, 12/01/11                                        1,300          1,448
Philadelphia, Water & Waste
  Water RB, FGIC
  10.000%, 06/15/05                                         700            710
Philadelphia, Water & Waste
  Water RB, MBIA
  6.250%, 08/01/09                                          525            587
State Public School Building
  Authority RB, Harrisburg Area
  Community College Project, AMBAC,
  Callable 04/01/14 @ 100
  5.250%, 04/01/24                                        1,000          1,071
                                                                  ------------
                                                                        18,908
                                                                  ------------
PUERTO RICO (0.4%)
------------------------------------------------------------------------------
Puerto Rico Electric Power Authority
  RB, Ser RR, CIFG,
  Callable 07/01/15 @ 100
  5.000%, 07/01/29                                          500            520
                                                                  ------------
RHODE ISLAND (1.1%)
------------------------------------------------------------------------------
Rhode Island State, Depositors
  Economic Protection Authority RB,
  Special Obligation, Ser A, ETM
  6.375%, 08/01/22                                        1,000          1,257
                                                                  ------------
SOUTH CAROLINA (3.4%)
------------------------------------------------------------------------------
Darlington County, Water & Sewer
  Authority RB, AMBAC,
  Callable 12/01/12 @ 101
  5.625%, 12/01/23                                        2,530          2,793

                                Constellation Funds 2005 Semiannual Report    43

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Pitcairn Tax-Exempt Bond Fund
March 31, 2005

                                                    FACE AMOUNT          VALUE
                                                          (000)          (000)
------------------------------------------------------------------------------
Piedmont, Municipal Power Agency
  Authority RB, South Carolina Electric
  Project, MBIA, ETM
  6.250%, 01/01/09                                 $      1,000   $      1,110
                                                                  ------------
                                                                         3,903
                                                                  ------------
TEXAS (9.8%)
------------------------------------------------------------------------------
Duncanville Independent School
  District, GO, PSF-GTD,
  Callable 02/15/13 @ 100
  5.650%, 02/15/28                                        1,350          1,466
Fort Worth Water & Sewer RB,
  Callable 02/15/12 @ 100
  5.625%, 02/15/15                                        1,000          1,123
Fort Worth Water & Sewer RB,
  Callable 08/15/10 @ 100
  5.750%, 02/15/14                                        2,000          2,208
Harris County, Healthcare Facilities
  Development Authority RB,
  Christus Health Project, Ser A,
  MBIA, Callable 07/01/09 @ 101
  5.375%, 07/01/24                                        1,850          1,937
Houston, Water & Sewer Systems
  Authority RB, Junior Lien, Ser C,
  FGIC, Pre-Refunded 12/01/07 @ 101
  5.375%, 12/01/27                                        1,140          1,222
North Texas Thruway RB, Ser A,
  FSA, Callable 1/1/15 @ 100
  5.000%, 01/01/40                                        2,000          2,035
San Antonio GO, ETM
  5.000%, 08/01/07                                           15             16
Texas Water Development Board RB,
  Revolving Fund, Senior Lien, Ser B,
  Callable 01/15/10 @ 100
  5.500%, 07/15/15                                        1,250          1,350
                                                                  ------------
                                                                        11,357
                                                                  ------------
WASHINGTON (2.8%)
------------------------------------------------------------------------------
Central Puget Sound, Regional
  Transportation Authority RB,
  Sales Tax & Motor Project, FGIC
  5.250%, 02/01/21                                        1,000          1,109
Clark County, School District
  No. 177 GO, AMBAC
  5.250%, 12/01/14                                        1,000          1,104
Washington State GO, Ser A, FSA
  5.000%, 07/01/20                                        1,000          1,053
                                                                  ------------
                                                                         3,266
------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (COST $109,029)                                                      114,966
==============================================================================
                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
CASH EQUIVALENTS (0.2%)
------------------------------------------------------------------------------
ABN Amro Tax Exempt Money
  Market Fund                                           228,503   $        229
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
  (COST $229)                                                              229
==============================================================================
TOTAL INVESTMENTS (99.1%)
  (COST $109,258)                                                      115,195
==============================================================================
OTHER ASSETS AND LIABILITIES (0.9%)
------------------------------------------------------------------------------
Receivable due from Shareholder Servicing Agent                             25
Payable for investment securities purchased                             (2,747)
Payable for income distribution                                           (382)
Payable due to Investment Adviser                                          (18)
Payable due to Administrator                                               (15)
Other assets and liabilities, net                                        4,150
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                       1,013
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $    116,208
==============================================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                        $    109,535
Undistributed net investment income                                        105
Accumulated net realized gain on investments                               631
Net unrealized appreciation on investments                               5,937
------------------------------------------------------------------------------
NET ASSETS                                                        $    116,208
==============================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE--CLASS II SHARES
  ($116,208,358/10,998,595 SHARES)                                $      10.57
==============================================================================

(A) Variable rate security - the rate reflected on the Statement of Net Assets is the rate in effect on March 31, 2005.
(B) Zero coupon security - the rate reflected on the Statement of Net Assets is the effective yield at time of purchase.
AMBAC - American Municipal Bond Assurance Corporation
CIFG - CDC IXIS Financial Guaranty
COP - Certificate of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
GOA - General Obligation of Authority
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
PLC - Public Liability Company
PSF-GTD - Permanent School Fund - Guaranteed
RB - Revenue Bond
Ser - Series

The accompanying notes are an integral part of the financial statements.

44    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Sands Capital Select Growth Fund
March 31, 2005

SECTOR WEIGHTINGS+
-------------------------------------------------------------------------------

[CHART APPEARS HERE]

24.9% Health Care
22.3% Cash Equivalents++
19.6% Consumer Discretionary
17.4% Information Technology
 6.6% Financials
 5.5% Industrials
 3.7% Consumer Staples

+ Percentages based on total investments
++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
COMMON STOCK+ (97.1%)
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (24.5%)
------------------------------------------------------------------------------
Bed Bath & Beyond*                                       92,815   $      3,392
eBay*                                                   300,759         11,206
Kohl's*                                                  75,716          3,909
Lowe's (A)                                              119,883          6,844
Starbucks*                                              187,551          9,689
                                                                  ------------
                                                                        35,040
                                                                  ------------
CONSUMER STAPLES (4.7%)
------------------------------------------------------------------------------
Wal-Mart Stores                                          53,037          2,658
Walgreen                                                 90,803          4,033
                                                                  ------------
                                                                         6,691
                                                                  ------------
FINANCIALS (8.3%)
------------------------------------------------------------------------------
Capital One Financial (A)                               106,441          7,959
Moody's                                                  48,100          3,889
                                                                  ------------
                                                                        11,848
                                                                  ------------
HEALTH CARE (31.1%)
------------------------------------------------------------------------------
Allergan (A)                                             61,176          4,250
Amgen (A)*                                               73,338          4,269
Genentech (A)*                                          163,684          9,266
Genzyme*                                                 82,848          4,742
Medtronic                                               107,355          5,470
Patterson*                                               60,170          3,006
Stryker (A)                                              86,780          3,871
Teva Pharmaceutical Industries ADR*                     205,109          6,358
Zimmer Holdings (A)*                                     42,339          3,294
                                                                  ------------
                                                                        44,526
                                                                  ------------
INDUSTRIALS (6.8%)
------------------------------------------------------------------------------
Apollo Group, Cl A*                                     132,136          9,786
                                                                  ------------
INFORMATION TECHNOLOGY (21.7%)
------------------------------------------------------------------------------
Cisco Systems*                                          300,210          5,371
Dell*                                                   213,704          8,210
Google, Cl A*                                            35,664          6,438
Microsoft                                               149,968          3,625

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
Qualcomm                                                155,088   $      5,684
Red Hat*                                                161,124          1,758
                                                                  ------------
                                                                        31,086
------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $129,570)                                                       138,977
==============================================================================
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED
 SECURITIES (25.4%)
==============================================================================
BlackRock Institutional Money
 Market Trust                                        36,388,223         36,388
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
 HELD AS COLLATERAL FOR
 LOANED SECURITIES
 (COST $36,388)                                                         36,388
==============================================================================
CASH EQUIVALENTS (2.4%)
------------------------------------------------------------------------------
PNC Bank Money Market Fund                            3,382,612          3,383
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (COST $3,383)                                                           3,383
==============================================================================
TOTAL INVESTMENTS (124.9%)
 (COST $169,341)                                                       178,748
==============================================================================
OTHER ASSETS AND LIABILITIES (-24.9%)
------------------------------------------------------------------------------
Obligation to return securities lending collateral                     (36,388)
Payable due to Investment Adviser                                         (101)
Payable due to Administrator                                               (19)
Payable due to Shareholder Servicing Agent                                 (19)
Other assets and liabilities, net                                          875
------------------------------------------------------------------------------
Total Other assets and liabilities                                     (35,652)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $    143,096
==============================================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                        $    160,986
Accumulated net investment loss                                           (274)
Accumulated net realized loss on investments                           (27,023)
Net unrealized appreciation on investments                               9,407
------------------------------------------------------------------------------
NET ASSETS                                                        $    143,096
==============================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS I SHARES
 ($59,323,476/8,603,955 SHARES)                                   $       6.89
==============================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS II SHARES
 ($83,772,217/12,162,847 SHARES)                                  $       6.89
==============================================================================

*    Non-income producing security.
+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A) The security or a portion of this security is on loan at March 31, 2005 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at March 31, 2005 was $34,852,601.
ADR - American Depositary Receipt
Cl - Class

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    45

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation TIP Small Cap Value Opportunities Fund
March 31, 2005

SECTOR WEIGHTINGS+
-------------------------------------------------------------------------------

[CHARTS APPEAR HERE]

26.1% Financials
20.5% Industrials
11.9% Consumer Discretionary
 7.9% Health Care
 7.0% Telecommunication Services
 6.9% Information Technology
 5.9% Energy
 5.8% Cash Equivalents++
 4.4% Materials
 2.5% Utilities
 1.1% Consumer Staples

+ Percentages based on total investments
++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
COMMON STOCK+ (99.8%)
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (12.6%)
------------------------------------------------------------------------------
4Kids Entertainment*                                     10,870   $        240
Carmike Cinemas                                           8,970            334
Children's Place*                                         6,610            316
CSK Auto*                                                14,320            253
Domino's Pizza*                                           8,020            150
Gaylord Entertainment*                                    6,610            267
Genesco*                                                 12,640            359
Keystone Automotive Industries*                          14,570            338
Men's Wearhouse (A)*                                      7,750            327
Playboy Enterprises, Cl B*                               13,890            179
Rush Enterprises, Cl B*                                  25,740            434
Steinway Musical Instruments*                            16,910            507
                                                                  ------------
                                                                         3,704
                                                                  ------------
CONSUMER STAPLES (1.1%)
------------------------------------------------------------------------------
Ralcorp Holdings                                          7,020            332
                                                                  ------------
ENERGY (6.2%)
------------------------------------------------------------------------------
Atwood Oceanics*                                          4,520            301
Cal Dive International*                                   7,000            317
Cimarex Energy (A)*                                       7,580            296
Comstock Resources*                                       6,380            183
Lone Star Technologies*                                  10,550            416
Willbros Group*                                          15,460            312
                                                                  ------------
                                                                         1,825
                                                                  ------------
FINANCIALS (27.7%)
------------------------------------------------------------------------------
Alexandria Real Estate Equities                           4,720            304
Allmerica Financial*                                      9,400            338
American Equity Investment
  Life Holding*                                          12,190            156

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
Apollo Investment                                        19,980   $        335
Archipelago Holdings*                                    16,570            293
BankAtlantic Bancorp, Cl A                               21,990            383
BioMed Realty Trust*                                     14,980            309
Capital Automotive REIT                                  12,730            422
Commercial Capital Bancorp                               14,870            303
First Republic Bank                                      12,405            401
Gold Banc                                                25,940            364
Hanmi Financial                                          16,980            281
Heritage Commerce*                                       20,040            369
Instinet Group*                                          52,170            307
Kilroy Realty                                             8,790            360
Knight Trading Group, Cl A*                              24,530            236
Maguire Properties                                        7,840            187
Ohio Casualty*                                           16,390            377
Platinum Underwriters Holdings                           11,030            328
Provident Bancorp                                        23,840            292
Provident Bankshares                                      9,710            320
Reckson Associates Realty                                10,550            324
SL Green Realty                                           5,310            298
Sterling Financial*                                       6,596            235
United America Indemnity, Cl A*                          17,700            333
Virginia Commerce Bancorp*                               10,480            283
                                                                  ------------
                                                                         8,138
                                                                  ------------
HEALTH CARE (8.4%)
------------------------------------------------------------------------------
Analogic                                                  7,510            325
Apria Healthcare Group*                                   9,740            313
Genesis HealthCare (A)*                                   4,960            213
Gentiva Health Services*                                 20,350            329
Kindred Healthcare*                                       9,940            349
Option Care                                               8,585            177
Par Pharmaceutical*                                       6,730            225
Prestige Brands Holdings*                                13,500            238
West Pharmaceutical Services                             11,980            286
                                                                  ------------
                                                                         2,455
                                                                  ------------
INDUSTRIALS (21.7%)
------------------------------------------------------------------------------
Adesa*                                                   18,020            421
Amerco*                                                   3,350            155
Brink's                                                   8,825            305
Curtiss-Wright                                            4,090            233
ElkCorp                                                   8,160            314
General Maritime*                                         4,900            237
GenTek*                                                   6,550            108
Jarden*                                                   6,480            297
Kennametal                                                6,120            291
Laidlaw International*                                   26,890            559
McDermott International*                                 23,610            447
Measurement Specialties*                                 12,150            280
OMI                                                      12,450            238
Standard Parking*                                         9,650            152
Team*                                                     8,850            177
TeleTech Holdings*                                       29,170            377
Timken                                                   12,150            332

46    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation TIP Small Cap Value Opportunities Fund
March 31, 2005

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
Titan*                                                   24,940   $        453
Washington Group International*                          11,060            498
Watts Water Technologies, Cl A                            6,950            227
WCI Communities*                                          9,330            281
                                                                  ------------
                                                                         6,382
                                                                  ------------
INFORMATION TECHNOLOGY (7.3%)
------------------------------------------------------------------------------
eFunds*                                                  15,400            344
Inforte*                                                 25,880            140
Intergraph (A)*                                           8,875            256
Lipman Electronic Engineering                            15,150            435
NAM TAI Electronics                                      21,840            581
Sonic Solutions*                                         10,870            163
SonicWALL*                                               43,460            221
                                                                  ------------
                                                                         2,140
                                                                  ------------
MATERIALS (4.7%)
------------------------------------------------------------------------------
Cleveland-Cliffs                                          5,510            402
FMC*                                                      5,910            316
Foundation Coal Holdings*                                13,520            318
Metals USA*                                              16,760            328
                                                                  ------------
                                                                         1,364
                                                                  ------------
TELECOMMUNICATION SERVICES (7.5%)
------------------------------------------------------------------------------
Alamosa Holdings*                                        30,220            353
Leap Wireless International*                             15,420            402
SBA Communications, Cl A*                                54,110            496
Spectrasite*                                              5,910            342
US Unwired*                                             144,600            607
                                                                  ------------
                                                                         2,200
                                                                  ------------
UTILITIES (2.6%)
------------------------------------------------------------------------------
AGL Resources                                             9,450            330
Southern Union*                                          17,573            441
                                                                  ------------
                                                                           771
------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $26,915)                                                         29,311
==============================================================================
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
 LOANED SECURITIES (3.8%)
------------------------------------------------------------------------------
BlackRock Institutional Money
 Market Trust                                         1,120,940          1,121
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
 HELD AS COLLATERAL FOR LOANED
 SECURITIES (COST $1,121)                                                1,121
==============================================================================
CASH EQUIVALENTS (2.3%)
------------------------------------------------------------------------------
BlackRock TempCash Fund,
 Institutional Shares                                   682,888            683
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (COST $683)                                                               683
==============================================================================
TOTAL INVESTMENTS (105.9%)
 (COST $28,719)                                                         31,115
==============================================================================
                                                                         VALUE
                                                                         (000)
------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES (-5.9%)
------------------------------------------------------------------------------
Obligation to return securities lending collateral                $     (1,121)
Payable for investment securities purchased                               (829)
Payable for Capital Shares redeemed                                        (87)
Payable due to Investment Adviser                                          (11)
Payable due to Shareholder Servicing Agent                                  (6)
Payable due to Administrator                                                (4)
Other assets and liabilities, net                                          337
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                      (1,721)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $     29,394
==============================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                        $     26,239
Undistributed net investment income                                        150
Accumulated net realized gain on investments                               609
Net unrealized appreciation on investments                               2,396
------------------------------------------------------------------------------
NET ASSETS                                                        $     29,394
==============================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS II SHARES
 ($29,394,084/1,810,674 SHARES)                                   $      16.23
==============================================================================

*    Non-income producing security.
+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A) The security or a portion of this security is on loan at March 31, 2005 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at March 31, 2005 was $1,091,171.
Cl - Class
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    47

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation TIP Financial Services Fund
March 31, 2005

SECTOR WEIGHTINGS+
-------------------------------------------------------------------------------

[CHART APPEARS HERE]

80.0% Financials
14.9% Information Technology
 5.1% Cash Equivalents++

+ Percentages based on total investments
++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
COMMON STOCK+ (98.5%)
------------------------------------------------------------------------------
FINANCIALS (83.1%)
------------------------------------------------------------------------------
Affiliated Managers Group*                                2,550   $        158
Allstate                                                  4,770            258
American Express                                         13,200            678
Aspen Insurance Holdings                                  6,640            167
Bank of America                                          16,100            710
CapitalSource*                                           14,370            331
Charles Schwab                                           34,020            358
Citigroup                                                16,940            761
City National                                             4,770            333
CoBiz                                                    11,860            230
Community Bancorp*                                       12,170            307
East-West Bancorp                                         9,160            338
Fidelity Bankshares                                       9,030            208
Fidelity National Financial                               8,600            283
Fifth Third Bancorp                                       6,860            295
GB&T Bancshares                                           9,650            209
Golden West Financial                                     6,730            407
Goldman Sachs Group (A)                                   3,900            429
International Securities Exchange*                       13,000            338
Investment Technology Group*                             18,180            318
Jackson Hewitt Tax Service*                              13,790            288
MBNA                                                      8,680            213
Merrill Lynch                                             9,290            526
Morgan Stanley                                           13,530            775
Northern Trust                                           14,570            633
Preferred Bank*                                           8,000            319
Principal Financial Group                                 6,190            238
Prudential Financial                                      6,650            382
Silicon Valley Bancshares*                               14,720            649
Sovereign Bancorp                                        23,410            519
Sunstone Hotel Investors                                 17,480            375
Texas Regional Bancshares, Cl A                           5,430            163
UCBH Holdings                                             8,850            353
Wells Fargo                                               5,105            305
Zions Bancorporation                                      5,130            354
                                                                  ------------
                                                                        13,208
                                                                  ------------
INFORMATION TECHNOLOGY (15.4%)
------------------------------------------------------------------------------
Alliance Data Systems*                                    8,210            332
Automatic Data Processing                                 5,640            254
Certegy                                                   7,260            251
Checkfree*                                                6,580            268

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
First Data                                                8,890   $        349
Global Payments                                           5,840            377
Open Solutions*                                          12,370            245
Paychex                                                  11,480            377
                                                                  ------------
                                                                         2,453
------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $13,523)                                                         15,661
==============================================================================
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
 LOANED SECURITIES (2.7%)
------------------------------------------------------------------------------
Black Rock Institutional Money
 Market Trust                                           436,800            437
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
 HELD AS COLLATERAL FOR LOANED
 SECURITIES (COST $437)                                                    437
==============================================================================
CASH EQUIVALENTS (2.6%)
------------------------------------------------------------------------------
BlackRock TempCash Fund,
 Institutional Shares                                   414,204            414
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (COST $414)                                                               414
==============================================================================
TOTAL INVESTMENTS (103.8%)
 (COST $14,374)                                                         16,512
==============================================================================
OTHER ASSETS AND LIABILITIES (-3.8%)
------------------------------------------------------------------------------
Obligation to return securities lending collateral                        (437)
Payable for investment securities purchased                               (163)
Payable due to Investment Adviser                                          (12)
Payable due to Administrator                                                (2)
Other assets and liabilities, net                                           11
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                        (603)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $     15,909
==============================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                        $     12,624
Undistributed net investment income                                         85
Accumulated net realized gain on investments                             1,062
Net unrealized appreciation on investments                               2,138
------------------------------------------------------------------------------
NET ASSETS                                                        $     15,909
==============================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS I SHARES
 ($15,909,000/1,118,465 SHARES)                                   $      14.22
==============================================================================

*    Non-income producing security.
+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A) The security or a portion of this security is on loan at March 31, 2005 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at March 31, 2005 was $428,961.
Cl - Class

The accompanying notes are an integral part of the financial statements.

48    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation TIP Healthcare & Biotechnology Fund
March 31, 2005

SECTOR WEIGHTINGS+
-------------------------------------------------------------------------------

[CHART APPEARS HERE]

78.3% Health Care
20.5% Cash Equivalents++
 1.2% Financials

+ Percentages based on total investments
++ Cash equivalents include a short-term investment held as collateral for loaned securities (see Note 9 in the Notes to Financial Statements).

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
COMMON STOCK+ (92.1%)
------------------------------------------------------------------------------
FINANCIALS (1.4%)
------------------------------------------------------------------------------
Ventas                                                   23,220   $        579
                                                                  ------------
HEALTH CARE (90.7%)
------------------------------------------------------------------------------
Advanced Medical Optics (A)*                             22,740            823
Amedisys*                                                14,720            445
AMERIGROUP*                                              19,420            710
Amgen (A)*                                               22,320          1,299
Bausch & Lomb                                            11,230            823
Biomet                                                   32,050          1,163
Biosite (A)*                                             11,020            573
C.R. Bard                                                18,250          1,242
Caremark Rx*                                             43,380          1,726
Community Health Systems*                                25,170            879
Cooper                                                   16,130          1,176
CV Therapeutics*                                         33,480            682
Cypress Bioscience*                                      16,050            147
Dade Behring Holdings*                                   10,120            596
DaVita (A)*                                              25,060          1,049
Encysive Pharmaceuticals*                                41,270            422
Fisher Scientific International*                         18,030          1,026
Genesis HealthCare (A)*                                  29,763          1,277
Gilead Sciences*                                         56,590          2,026
Horizon Health*                                           7,490            318
Inamed*                                                   5,940            415
Intuitive Surgical*                                      21,700            987
Johnson & Johnson                                        42,690          2,867
Kindred Healthcare (A)*                                  17,620            619
MGI Pharma*                                              18,240            461
NitroMed*                                                46,670            808
Pacificare Health Systems*                               15,670            892
Pfizer                                                  120,990          3,178
Renal Care Group*                                        37,390          1,419
Roche Holdings ADR                                       14,570            784
Sepracor*                                                12,930            742
Sierra Health Services*                                   5,450            348
St. Jude Medical*                                        17,520            631
SuperGen*                                                57,800            281
Syneron Medical*                                         11,910            379
Triad Hospitals*                                         18,540            929
United Therapeutics*                                     26,620          1,216
Varian*                                                  10,220            387
WellCare Health Plans*                                   14,900            454
WellPoint*                                                7,740            970

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
Zimmer Holdings (A)*                                      8,630   $        672
                                                                  ------------
                                                                        37,841
------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (COST $34,379)                                                         38,420
==============================================================================
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
 LOANED SECURITIES (12.8%)
------------------------------------------------------------------------------
BlackRock Institutional Money
 Market Trust                                         5,337,770          5,338
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
 HELD AS COLLATERAL FOR LOANED
 SECURITIES (COST $5,338)                                                5,338
==============================================================================
CASH EQUIVALENTS (10.9%)
------------------------------------------------------------------------------
BlackRock TempCash Fund,
 Institutional Shares                                 4,557,220          4,557
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (COST $4,557)                                                           4,557
==============================================================================
TOTAL INVESTMENTS (115.8%)
 (COST $44,274)                                                         48,315
==============================================================================
OTHER ASSETS AND LIABILITIES (-15.8%)
------------------------------------------------------------------------------
Obligation to return securities lending                                 (5,338)
collateral
Payable for investment securities purchased                             (1,713)
Payable for Capital Shares redeemed                                       (103)
Payable due to Investment Adviser                                          (34)
Payable due to Shareholder Servicing Agent                                  (8)
Payable due to Administrator                                                (5)
Other assets and liabilities, net                                          603
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                      (6,598)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $     41,717
==============================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                        $     38,094
Accumulated net investment loss                                           (270)
Accumulated net realized loss on investments                              (148)
Net unrealized appreciation on investments                               4,041
------------------------------------------------------------------------------
NET ASSETS                                                        $     41,717
==============================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS II SHARES
 ($41,716,919/2,893,717 SHARES)                                   $      14.42
==============================================================================

*    Non-income producing security.
+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A) The security or a portion of this security is on loan at March 31, 2005 (See Note 9 in the Notes to Financial Statements). The total value of securities on loan at March 31, 2005 was $5,135,067.
ADR - American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    49

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation International Equity Fund
March 31, 2005

SECTOR WEIGHTINGS+
-------------------------------------------------------------------------------

[CHART APPEARS HERE]

24.0% Financials
16.2% Consumer Discretionary
11.5% Industrials
 9.0% Consumer Staples
 8.7% Health Care
 8.2% Materials
 8.0% Energy
 7.8% Telecommunication Services
 4.6% Information Technology
 2.0% Utilities

+ Percentages based on total investments

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
FOREIGN COMMON STOCK (94.6%)
------------------------------------------------------------------------------
AUSTRALIA (0.9%)
------------------------------------------------------------------------------
Amcor                                                    39,792   $        220
National Australia Bank                                  16,450            360
Rio Tinto                                                13,200            460
                                                                  ------------
                                                                         1,040
                                                                  ------------
BELGIUM (0.3%)
------------------------------------------------------------------------------
Fortis*                                                  13,800            394
                                                                  ------------
BERMUDA (0.3%)
------------------------------------------------------------------------------
Axis Capital Holdings                                    13,100            354
                                                                  ------------
BRAZIL (1.4%)
------------------------------------------------------------------------------
Brasil Telecom Participacoes ADR*                        12,100            395
Cia Paranaense de Energia ADR*                           54,900            257
Petroleo Brasileiro ADR*                                 17,541            775
Telecomunicacoes Brasileiras ADR*                         7,040            204
                                                                  ------------
                                                                         1,631
                                                                  ------------
CANADA (1.6%)
------------------------------------------------------------------------------
Barrick Gold                                             15,700            376
Canadian Imperial Bank
of Commerce                                               1,600             97
Canadian Pacific Railway                                  5,510            199
Quebecor World                                           22,200            520
Royal Bank of Canada                                      3,958            241
Sobeys                                                   12,550            400
Torstar, Cl B                                             5,080            104
                                                                  ------------
                                                                         1,937
                                                                  ------------

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
CHINA (0.4%)
------------------------------------------------------------------------------
China Telecom, Cl G                                     314,900   $        110
Huadian Power International, Cl H                       549,400            150
PetroChina ADR*                                           3,400            215
                                                                  ------------
                                                                           475
                                                                  ------------
DENMARK (0.5%)
------------------------------------------------------------------------------
Carlsberg, Cl B*                                          3,569            177
Danske Bank                                              15,738            457
                                                                  ------------
                                                                           634
                                                                  ------------
FINLAND (1.2%)
------------------------------------------------------------------------------
M-real, Cl B                                             39,100            231
Metso*                                                   23,300            418
Nokia                                                       600              9
Nokia ADR*                                               10,900            168
UPM-Kymmene                                              27,211            603
                                                                  ------------
                                                                         1,429
                                                                  ------------
FRANCE (8.9%)
------------------------------------------------------------------------------
Accor*                                                    7,733            379
AXA                                                      23,200            618
BNP Paribas                                               5,230            371
Carrefour*                                               15,723            834
Credit Agricole                                           9,220            251
Eiffage*                                                  2,361            272
France Telecom*                                          22,839            684
Lafarge*                                                  2,100            203
Pernod-Ricard                                             1,792            250
Pinault-Printemps-Redoute*                                2,865            306
Sanofi-Aventis*                                          22,530          1,899
Schneider Electric                                        1,824            143
Societe Generale*                                         5,900            613
Technip*                                                  3,600            602
Total                                                    10,051          2,351
Valeo                                                     7,960            354
Veolia Environnement                                     15,563            552
                                                                  ------------
                                                                        10,682
                                                                  ------------
GERMANY (8.4%)
------------------------------------------------------------------------------
Adidas-Salomon                                            3,019            479
Allianz*                                                  1,040            132
Altana*                                                  11,000            699
Bayer                                                    27,252            900
Bayerische Hypo-und Vereinsbank*                         51,626          1,262
Bayerische Motoren Werke*                                 9,400            427
Deutsche Bank*                                            3,108            268
Deutsche Boerse*                                          6,600            496
Deutsche Lufthansa*                                      14,270            206
Deutsche Post*                                           16,840            411
Deutsche Postbank*                                        4,150            191
Deutsche Telekom*                                         9,300            186
E.ON*                                                     3,310            284
Fresenius Medical Care*                                   5,500            445
Heidelberger Druckmaschinen*                              4,300            137

50    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation International Equity Fund
March 31, 2005

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
Infineon Technologies*                                   19,420   $        186
KarstadtQuelle*                                          21,934            220
Medion*                                                   3,710             60
Rhoen Klinikum*                                           4,000            253
Schering*                                                12,301            816
Siemens*                                                  9,362            741
Volkswagen*                                              25,524          1,215
                                                                  ------------
                                                                        10,014
                                                                  ------------
GUERNSEY (0.8%)
------------------------------------------------------------------------------
Amdocs*                                                  34,300            974
                                                                  ------------
HONG KONG (1.8%)
------------------------------------------------------------------------------
Bank of East Asia                                        79,079            228
Cafe de Coral Holdings                                  182,000            208
China Mobile Hong Kong                                   75,092            245
Citic Pacific                                            25,100             74
Denway Motors                                           944,000            333
Glorious Sun Enterprises                                240,000            102
Hung Hing Printing Group                                206,000            149
Sun Hung Kai Properties                                  38,000            345
Swire Pacific, Cl A                                      68,000            538
                                                                  ------------
                                                                         2,222
                                                                  ------------
HUNGARY (0.2%)
------------------------------------------------------------------------------
Matav*                                                   26,400            124
Matav ADR*                                                3,200             75
                                                                  ------------
                                                                           199
                                                                  ------------
INDIA (0.4%)
------------------------------------------------------------------------------
Hindalco Industries GDR*                                  5,400            162
Mahanagar Telephone Nigam ADR*                           19,700            125
Reliance Industries GDR*                                  9,200            236
                                                                  ------------
                                                                           523
                                                                  ------------
INDONESIA (0.2%)
------------------------------------------------------------------------------
Gudang Garam*                                           137,900            235
                                                                  ------------
IRELAND (1.1%)
------------------------------------------------------------------------------
Bank of Ireland                                          33,750            533
Ryanair Holdings ADR*                                    16,700            731
                                                                  ------------
                                                                         1,264
                                                                  ------------
ITALY (3.2%)
------------------------------------------------------------------------------
Banca Intesa*                                           163,025            828
Banche Popolari Unite                                     6,560            138
Benetton Group*                                          14,486            140
Enel                                                     38,833            371
ENI                                                      30,031            780
Finmeccanica*                                           274,480            278
Mediaset                                                 55,991            805
UniCredito Italiano*                                     80,450            472
                                                                  ------------
                                                                         3,812
                                                                  ------------

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
JAPAN (20.1%)
------------------------------------------------------------------------------
77 Bank                                                  40,100   $        291
Aeon                                                      7,000            118
Alps Electric (A)                                        12,000            191
Aruze                                                     4,600            125
Astellas Pharma                                          10,600            359
Bridgestone (A)                                          30,000            552
Canon (A)                                                11,500            617
Credit Saison                                             7,000            252
Denso                                                    22,900            570
Dentsu (A)                                                   69            189
Fanuc                                                     7,600            476
Fuji Heavy Industries (A)                                51,700            253
Fuji Photo Film (A)                                      22,200            812
Fujirebio (A)                                            50,000            786
Funai Electric (A)                                        1,850            228
JS Group                                                  7,200            132
JSR (A)                                                  17,000            335
Kao (A)                                                  13,500            310
KDDI (A)                                                     52            258
Keyence                                                     800            185
Kuraray (A)                                              19,000            170
Lawson (A)                                                5,800            213
Mabuchi Motor                                             3,900            234
Matsumotokiyoshi                                          5,200            154
Matsushita Electric Industrial                           24,000            354
Millea Holdings                                              90          1,310
Minebea                                                  49,000            210
Mitsubishi Estate                                        69,000            802
Mitsubishi Tokyo Financial Group (A)                         65            564
Murata Manufacturing                                      4,000            214
Nippon Express                                           90,000            473
Nippon Shinpan*                                         155,000            708
Nippon Telegraph & Telephone                                 51            223
Nipponkoa Insurance                                     165,000          1,131
Nissan Motor                                             34,500            354
Nomura Holdings                                          23,900            334
ORIX                                                      4,448            567
Rinnai                                                   10,900            277
Rohm                                                      3,300            319
Secom                                                    12,000            499
Sekisui House                                            22,000            235
Sharp                                                    29,000            439
Shin-Etsu Chemical                                        8,878            336
Shiseido                                                  1,400             18
Skylark                                                  14,700            248
Sohgo Security Services                                   8,200            118
Sony                                                     21,400            852
Sumitomo Bakelite                                        36,600            228
Sumitomo Chemical                                        39,300            194
Sumitomo Mitsui Financial Group                              64            433
T&D Holdings*                                             9,850            501
Takeda Pharmaceutical                                     7,000            334
Takefuji                                                  4,430            298
TDK                                                      13,100            897

                                Constellation Funds 2005 Semiannual Report    51

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation International Equity Fund
March 31, 2005
                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
Tokyo Electron                                            6,000   $        342
Tokyu                                                    81,000            422
Toyoda Gosei                                             10,400            188
Toyota Motor                                              6,900            257
Yamada Denki                                             16,400            860
Yamaguchi Bank                                           34,000            419
Yamaha Motor                                             15,400            264
                                                                  ------------
                                                                        24,032
                                                                  ------------
MALAYSIA (0.3%)
------------------------------------------------------------------------------
Malayan Banking                                          27,000             80
Sime Darby                                              118,700            186
Tenaga Nasional                                          30,800             83
                                                                  ------------
                                                                           349
                                                                  ------------
MEXICO (1.6%)
------------------------------------------------------------------------------
Cemex ADR*                                               17,534            636
Coca-Cola Femsa ADR*                                     11,390            275
Grupo Televisa ADR*                                       3,493            205
Telefonos de Mexico ADR*                                 17,900            618
Wal-Mart de Mexico, Cl V*                                42,686            150
                                                                  ------------
                                                                         1,884
                                                                  ------------
NETHERLANDS (6.0%)
------------------------------------------------------------------------------
ABN AMRO Holding*                                        10,144            252
Aegon*                                                   21,779            294
Akzo Nobel*                                              21,700            990
DSM*                                                      9,400            662
Fortis Bank Nederland Holdings*                           3,125             --
Heineken*                                                10,365            359
Heineken Holding, Cl A*                                   2,015             62
ING Groep                                                20,582            621
Koninklijke Ahold*                                       68,900            577
Koninklijke Philips Electronics*                         34,740            957
Koninklijke Philips Electronics,
NY Shares*                                                6,560            181
Royal Dutch Petroleum*                                   22,580          1,350
VNU*                                                     19,564            570
Wolters Kluwer*                                          17,633            322
                                                                  ------------
                                                                         7,197
                                                                  ------------
NEW ZEALAND (0.1%)
------------------------------------------------------------------------------
Carter Holt Harvey                                       48,200             68
                                                                  ------------
NORWAY (0.1%)
------------------------------------------------------------------------------
Telenor ASA*                                             19,387            174
                                                                  ------------
PORTUGAL (0.7%)
------------------------------------------------------------------------------
Banco Comercial Portugues*                              105,579            287
Energias de Portugal*                                    62,100            173
Portugal Telecom SGPS*                                   29,155            342
                                                                  ------------
                                                                           802
                                                                  ------------

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
SINGAPORE (1.0%)
------------------------------------------------------------------------------
DBS Group Holdings*                                      69,200   $        625
Flextronics International*                               21,200            255
United Overseas Bank                                     31,400            274
                                                                  ------------
                                                                         1,154
                                                                  ------------
SOUTH AFRICA (0.5%)
------------------------------------------------------------------------------
Nampak                                                   89,300            226
Nedcor                                                   17,272            208
Sappi                                                    15,100            185
                                                                  ------------
                                                                           619
                                                                  ------------
SOUTH KOREA (4.0%)
------------------------------------------------------------------------------
Hyundai Motor                                             3,710            201
Kookmin Bank*                                            47,014          2,099
Korea Electric Power                                      6,600            169
Korea Electric Power ADR*                                 3,100             42
KT ADR*                                                  18,400            392
NCSoft*                                                   1,220             94
Samsung Electronics                                       1,636            808
Shinsegae                                                   780            240
SK Telecom ADR*                                          36,770            725
                                                                  ------------
                                                                         4,770
                                                                  ------------
SPAIN (3.9%)
------------------------------------------------------------------------------
Acerinox                                                 11,142            183
Banco Popular Espanol                                     5,346            346
Banco Sabadell*                                          11,400            285
Endesa*                                                  18,900            425
Iberdrola*                                               22,926            599
Repsol YPF*                                              60,773          1,608
Telefonica*                                              70,440          1,227
                                                                  ------------
                                                                         4,673
                                                                  ------------
SWEDEN (0.9%)
------------------------------------------------------------------------------
Electrolux, Cl B                                         28,580            665
Svenska Cellulosa, Cl B                                   4,580            173
Trelleborg, Cl B                                         12,400            215
                                                                  ------------
                                                                         1,053
                                                                  ------------
SWITZERLAND (6.2%)
------------------------------------------------------------------------------
Ciba Specialty Chemicals*                                 5,533            358
Compagnie Financiere Richemont, Cl A*                    12,003            377
Converium Holding*                                       43,600            410
Credit Suisse Group*                                      9,900            425
Forbo Holding*                                              700            147
Julius Baer Holding, Cl B*                                   80             28
Lonza Group*                                             13,313            815
Nestle                                                    8,654          2,367
Novartis*                                                25,196          1,175
Roche Holding*                                            4,700            504
Swiss Reinsurance*                                        5,400            387
UBS*                                                      4,340            366
                                                                  ------------
                                                                         7,359
                                                                  ------------

52    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation International Equity Fund
March 31, 2005

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
TAIWAN (1.6%)
------------------------------------------------------------------------------
AU Optronics ADR*                                        27,650   $        405
Chunghwa Telecom ADR*                                    20,800            441
Compal Electronics GDR*                                  51,900            244
Taiwan Semiconductor Manufacturing ADR*                  66,905            567
United Microelectronics ADR*                             81,447            275
                                                                  ------------
                                                                         1,932
                                                                  ------------
THAILAND (0.5%)
------------------------------------------------------------------------------
Bangkok Bank*                                            80,800            209
Kasikornbank                                            142,800            213
PTT                                                      42,800            211
                                                                  ------------
                                                                           633
                                                                  ------------
UNITED KINGDOM (15.1%)
------------------------------------------------------------------------------
Aegis Group                                             196,800            379
Anglo American                                           36,126            857
AstraZeneca                                              16,797            662
BAA                                                      15,540            171
BAE Systems                                              43,200            212
Barclays                                                 23,304            238
BOC Group                                                10,600            204
Boots Group                                              28,579            337
BP                                                       60,954            632
BT Group                                                103,264            401
Bunzl                                                    26,902            263
Capita Group                                             38,148            271
Centrica                                                 48,830            213
Compass Group                                            80,912            369
Diageo                                                  127,454          1,796
GKN                                                      79,780            383
GlaxoSmithKline                                          51,717          1,185
HBOS                                                     32,300            503
Imperial Tobacco Group                                   27,056            710
International Power*                                    196,739            666
Invensys*                                             1,083,700            317
J Sainsbury*                                             42,823            234
Kingfisher                                              102,570            560
Lloyds TSB Group                                         92,903            839
Marks & Spencer Group                                    24,200            158
Michael Page International                               96,200            353
Old Mutual                                               48,300            123
Pearson                                                  71,066            866
Reed Elsevier                                            21,600            224
Rexam                                                    16,682            150
Rio Tinto                                                10,204            330
Rolls-Royce Group, Cl B*                              3,663,950              7
Royal & Sun Alliance Insurance Group                    201,400            299
Royal Bank of Scotland Group                             13,961            444
SABMiller                                                21,822            342
Shell Transport & Trading                                61,685            554
Smith & Nephew                                           52,683            495
Unilever                                                 43,400            429
Vodafone Group                                          145,531            386

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
WPP Group                                                39,100   $        445
                                                                  ------------
                                                                        18,007
                                                                  ------------
UNITED STATES (0.4%)
------------------------------------------------------------------------------
NTL*                                                      5,200            331
Royal Caribbean Cruises*                                  3,000            132
                                                                  ------------
                                                                           463
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCK
 (COST $92,727)                                                        112,988
==============================================================================
FOREIGN PREFERRED STOCK (0.2%)
------------------------------------------------------------------------------
GERMANY (0.2%)
------------------------------------------------------------------------------
Rhoen Klinikum*                                           4,400            274
------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCK
 (COST $210)                                                               274
==============================================================================
FOREIGN RIGHTS (0.0%)
------------------------------------------------------------------------------
BRAZIL (0.0%)
------------------------------------------------------------------------------
Embratel Participacoes*, Expires 04/07/05                 7,040             --
------------------------------------------------------------------------------
TOTAL FOREIGN RIGHTS
 (COST $0)                                                                  --
==============================================================================
CASH EQUIVALENTS (3.9%)
------------------------------------------------------------------------------
BlackRock TempCash Fund, Institutional Shares         1,734,418          1,734
PNC Bank Money Market Fund                            2,885,778          2,886
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (COST $4,620)                                     4,620
==============================================================================
TOTAL INVESTMENTS (98.7%)
 (COST $97,557)                                                        117,882
==============================================================================
OTHER ASSETS AND LIABILTIES (1.3%)
------------------------------------------------------------------------------
Payable for investment securities purchased                               (526)
Payable for Capital Shares redeemed                                        (29)
Payable due to Investment Advisor                                          (76)
Payable due to Shareholder Servicing Agent                                 (26)
Payable due to Administrator                                               (15)
Other assets and liabilities, net                                        2,207
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                       1,535
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $    119,417
==============================================================================

                                Constellation Funds 2005 Semiannual Report    53

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation International Equity Fund
March 31, 2005

                                                                         VALUE
                                                                          (000)
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                        $    129,852
Distributions in excess of net investment income                          (719)
Accumulated net realized loss on investments                           (30,045)
Net unrealized appreciation on investments                              20,325
Net unrealized appreciation on foreign currency
 and translation of other assets and liabilities
 in foreign currency investments                                             4
------------------------------------------------------------------------------
NET ASSETS                                                        $    119,417
==============================================================================
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE -- CLASS II SHARES
 ($119,416,591 /14,807,798 SHARES)                                $       8.06
==============================================================================

*    Non-income producing security.
(A) Security valued at fair value using methods determined in good faith by the Valuation Committee of the Board of Trustees.
ADR - American Depositary Receipt
Cl - Class
GDR - Global Depositary Receipt
Amounts designated as "-" are either $0 or have been rounded to $0.
As of March 31, 2005, the Constellation International Equity Fund had the following foreign currency contracts outstanding:

                                            IN            UNREALIZED
SETTLEMENT           CONTRACTS TO        EXCHANGE        APPRECIATION
   DATE            RECEIVE (DELIVER)       FOR          (DEPRECIATION)
----------------------------------------------------------------------
FOREIGN CURRENCY PURCHASES:
4/1/05       JP          10,208,640     $  (95,168)     $          53
4/4/05       CH              14,042        (11,806)               (67)
4/4/05       EU              50,459        (38,585)               312
4/4/05       HK              89,942        (11,532)                 -
4/4/05       JP           2,771,144        (25,986)              (138)
                                                        -------------
                                                                  160
                                                        -------------
FOREIGN CURRENCY SALES:
4/1/05       EU             (100,00)       130,030                429
4/1/05       GB             (47,325)        88,681               (738)
4/4/05       CA             (14,263)        11,786                (10)
4/4/05       GB             (95,614)       179,773               (851)
4/4/05       HK             (26,350)         3,350                (29)
4/5/05       GB             (34,487)        65,111                (34)
4/5/05       MX             (26,892)         2,326                (79)
4/5/05       MY              (8,829)         2,320                 (4)
4/6/05       EU              (3,006)         4,019                112
4/6/05       GB              (7,773)        14,847                158
4/6/05       HK              (4,600)           589                  -
4/6/05       ID         (62,992,105)         6,744                 93
4/6/05       MY             (48,452)        12,734                (17)
4/7/05       GB             (11,217)        20,750               (444)
                                                        -------------
                                                               (1,414)
                                                        -------------
Net unrealized depreciation                             $      (1,254)
                                                        -------------
CURRENCY LEGEND
CA - Canadian Dollar                      ID - Indonesian
CH - Swiss Franc                          JP - Japanese Yen
EU - Euro                                 MX - Mexican Peso
GB - British Pounds                       MY - Malaysian Ringgit
HK - Hong Kong Dollar

The accompanying notes are an integral part of the financial statements.

54    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENT OF NET ASSETS
Constellation Strategic Value and High Income Fund
March 31, 2005

SECTOR WEIGHTINGS+
------------------------------------------------------------------------------

[CHART APPEARS HERE]

61.1%  Equity Funds
38.9%  Fixed Income Fund

+ Percentages based on total investments

                                                                         VALUE
                                                         SHARES          (000)
------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS (61.4%)
------------------------------------------------------------------------------
Constellation HLAM Large Cap
 Value Fund, Class II Shares*                            20,038   $        207
Constellation TIP Small Cap Value
 Opportunities Fund,
 Class II Shares*                                        26,668            433
------------------------------------------------------------------------------
TOTAL AFFILIATED EQUITY FUNDS
 (COST $559)                                                               640
==============================================================================
AFFILIATED FIXED INCOME FUND (39.0%)
------------------------------------------------------------------------------
Constellation Chartwell High Yield
 Fund, Class I Shares*                                   81,087            407
------------------------------------------------------------------------------
TOTAL AFFILIATED FIXED INCOME FUND
 (COST $403)                                                               407
------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.4%)
 (COST $962)                                                             1,047
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.4%)
------------------------------------------------------------------------------
Receivable due from Investment Adviser                                       5
Payable for income distribution                                             (6)
Payable for investment securities purchased                                 (2)
Other assets and liabilities, net                                            1
------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                          (2)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $      1,045
==============================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------
Portfolio capital
 (unlimited authorization -- no par value)                        $        798
Undistributed net investment income                                          1
Accumulated net realized gain on investments                               161
Net unrealized appreciation on investments                                  85
------------------------------------------------------------------------------
NET ASSETS                                                        $      1,045
==============================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE--CLASS I SHARES
 ($1,044,719/78,914 SHARES)                                       $      13.24
==============================================================================

*    Non-income producing security.

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    55

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENTS OF OPERATIONS (000)

                                                                                                             Constellation
                                                      Constellation    Constellation      Constellation       Clover Core
                                                       Clover Core      Clover Small       Clover Large      Fixed Income
                                                       Value Fund      Cap Value Fund     Cap Value Fund         Fund
                                                     ---------------------------------------------------------------------
                                                     6 months ended    6 months ended     6 months ended    6 months ended
                                                        3/31/05           3/31/05            3/31/05            3/31/05
--------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends                                          $          441    $        2,087     $           94    $            6
  Interest                                                        -                 -                  -               702
  Securities lending                                              3               212                  -                 -
  Foreign taxes withheld                                         (2)                -                  -                 -
--------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                                     442             2,299                 94               708
--------------------------------------------------------------------------------------------------------------------------
Expenses:
  Investment advisory fees                                      237             2,355                 23                67
  Administrator fees                                             47               407                  5                22
  Shareholder servicing fees(3)                                   -                 -                  -                 -
  Distribution fees Investor A Shares(4)                          -                 -                  -                 -
  Distribution fees Investor B Shares(4)                          -                 -                  -                 -
  Trustees' fees                                                  2                16                  -                 1
  Transfer agent fees                                            39               427                 14                22
  Professional fees                                               9                55                  4                 5
  Custodian fees                                                  5                66                  1                 3
  Printing fees                                                   5                44                  -                 2
  Registration fees                                               2                19                  -                 1
  Insurance and other fees                                        4                31                  -                 2
--------------------------------------------------------------------------------------------------------------------------
    Total expenses                                              350             3,420                 47               125
  Less:
    Investment advisory fees waived                               -                 -                (10)               (6)
--------------------------------------------------------------------------------------------------------------------------
    Net expenses                                                350             3,420                 37               119
--------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                                 92            (1,121)                57               589
--------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from securities sold               6,499            31,237                214               296
  Net change in unrealized appreciation
   (depreciation) of investment securities                    1,707            17,919                238              (794)
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
   on investments                                             8,206            49,156                452              (498)
--------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from operations                         $        8,298    $       48,035     $          509    $           91
==========================================================================================================================

56    Constellation Funds 2005 Semiannual Report

                   Constellation
                   Chartwell Ultra    Constellation
 Constellation     Short Duration     Chartwell Short    Constellation
 Clover Income      Fixed Income      Duration Fixed     Chartwell High      Constellation HLAM Large
   Plus Fund            Fund            Income Fund        Yield Fund       Cap Quality Growth Fund(2)
------------------------------------------------------------------------------------------------------
2/28/05(1) thru    6 months ended     6 months ended     6 months ended     1/1/05 thru    year ended
    3/31/05            3/31/05            3/31/05            3/31/05          3/31/05       12/31/04
------------------------------------------------------------------------------------------------------
$            13    $             2    $             -    $             1    $        48    $       432
              -              6,082              2,820                271              -              3
              -                  2                  1                  2              -              -
              -                  -                  -                  -              -             (5)
------------------------------------------------------------------------------------------------------
             13              6,086              2,821                274             48            430
------------------------------------------------------------------------------------------------------
              2                468                199                 21             36            267
              -                275                117                  6              7              5
              1                  6                 14                  -             12              8
              -                  -                  -                  -              -             65
              -                  -                  -                  -              -             40
              -                 11                  5                  -              -             24
              2                227                106                 14             18             80
              1                 39                 19                  4              6            123
              1                 25                 14                  4              3             47
              -                 26                 10                  1              2             43
              -                 16                  8                  -              -             19
              -                 13                 10                  -              -              1
------------------------------------------------------------------------------------------------------
              7              1,106                502                 50             84            722
             (4)              (129)               (68)               (19)           (24)          (257)
------------------------------------------------------------------------------------------------------
              3                977                434                 31             60            465
------------------------------------------------------------------------------------------------------
             10              5,109              2,387                243            (12)           (35)
------------------------------------------------------------------------------------------------------
             (4)               241               (179)               213            892          6,721
            (59)              (747)            (1,013)              (312)        (1,881)        (5,981)
------------------------------------------------------------------------------------------------------
            (63)              (506)            (1,192)               (99)          (989)           740
------------------------------------------------------------------------------------------------------
$           (53)   $         4,603    $         1,195    $           144    $    (1,001)   $       705
======================================================================================================

----------
(1)  Commencement of operations.
(2) On November 8, 2004 the Constellation Funds acquired the assets and liabilities of the Hilliard Lyons Growth Fund, Inc. in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information. The Fund changed its fiscal year end from December 31 to September 30.
(3)  Attributable to Class II Shares only.
(4) On November 8, 2004, Investor A shares were converted into Class II Shares. Subsequently, Investor B Shares were fully liquidated and exchanged for Class II Shares. See Note 10 in Notes to Financial Statements for additional information.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    57

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENTS OF OPERATIONS (000)

                                                                        Constellation                       Constellation
                                                      Constellation       Pitcairn         Constellation       Pitcairn
                                                        HLAM Large       Diversified      Pitcairn Select    Diversified
                                                     Cap Value Fund      Value Fund         Value Fund       Growth Fund
                                                     ---------------------------------------------------------------------
                                                     6 months ended    6 months ended     6 months ended    6 months ended
                                                         3/31/05           3/31/05            3/31/05          3/31/05
--------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends                                          $           13    $        1,890     $          594    $        1,176
  Interest                                                        -                 2                  2                 2
  Securities lending                                              -                 3                  1                 2
  Foreign taxes withheld                                          -                 -                  -                 -
--------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                                      13             1,895                597             1,180
--------------------------------------------------------------------------------------------------------------------------
Expenses:
  Investment advisory fees                                        6               562                226               389
  Administrator fees                                              1               118                 48                82
  Shareholder servicing fees(1)                                   2               201                 81               139
  Trustees' fees                                                  -                 4                  1                 3
  Transfer agent fees                                            12                20                 15                17
  Professional fees                                               3                21                 10                15
  Custodian fees                                                  1                10                  5                 8
  Printing fees                                                   -                15                  6                10
  Registration fees                                               -                 4                  2                 3
  Insurance and other fees                                        -                 9                  4                 6
--------------------------------------------------------------------------------------------------------------------------
    Total expenses                                               25               964                398               672
  Less:
    Investment advisory fees waived                              (6)              (80)               (26)              (60)
    Reimbursement from adviser                                   (9)                -                  -                 -
--------------------------------------------------------------------------------------------------------------------------
    Net expenses                                                 10               884                372               612
--------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                                3             1,011                225               568
--------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from securities sold                26             5,360              4,568             1,961
    Net change in unrealized appreciation
     (depreciation) of investment securities                     49             6,425             (1,541)            2,875
--------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss)
     on investments                                              75            11,785              3,027             4,836
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
     resulting from operations                       $           78    $       12,796     $        3,252    $        5,404
==========================================================================================================================

58    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)

                                                          Constellation      Constellation   Constellation TIP
Constellation       Constellation      Constellation         Pitcairn        Sands Capital    Small Cap Value
Pitcairn Small     Pitcairn Family    Pitcairn Taxable      Tax-Exempt       Select Growth     Opportunities
   Cap Fund        Heritage(R) Fund      Bond Fund          Bond Fund            Fund              Fund
--------------------------------------------------------------------------------------------------------------
6 months ended     6 months ended      6 months ended     6 months ended    6 months ended    6 months ended
   3/31/05             3/31/05            3/31/05            3/31/05            3/31/05            3/31/05
--------------------------------------------------------------------------------------------------------------
$           392    $            979   $              -    $            -    $          487   $             311
              6                   4              1,203             2,621                41                   -
             45                   1                  -                 -                 3                   1
             (1)                  -                  -                 -                (4)                  -
--------------------------------------------------------------------------------------------------------------
            442                 984              1,203             2,621               527                 312
--------------------------------------------------------------------------------------------------------------
            339                 367                 97               175               540                 107
             71                  60                 36                86                93                  17
            121                 102                 61               146               101                  28
              2                   2                  1                 3                 3                   1
             17                  18                 14                19                47                  88
             13                  12                  8                16                17                   5
              7                   5                  3                 7                 8                  11
              9                   7                  4                10                12                   2
              3                   2                  2                 2                 2                   1
              6                   5                  3                 7                 2                   1
--------------------------------------------------------------------------------------------------------------
            588                 580                229               471               825                 261
            (51)                (51)               (12)              (64)              (24)                (97)
              -                   -                  -                 -                 -                   -
--------------------------------------------------------------------------------------------------------------
            537                 529                217               407               801                 164
--------------------------------------------------------------------------------------------------------------
            (95)                455                986             2,214              (274)                148
--------------------------------------------------------------------------------------------------------------
          1,570               3,435                (12)              631               (86)                739
          2,809              (1,294)            (1,226)           (2,284)               98                 548
--------------------------------------------------------------------------------------------------------------
          4,379               2,141             (1,238)           (1,653)               12               1,287
--------------------------------------------------------------------------------------------------------------
$         4,284    $          2,596   $           (252)   $          561    $         (262)  $           1,435
==============================================================================================================

----------
(1)  Attributable to Class II Shares only.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    59

FINANCIAL STATEMENTS                                                 (unaudited)

STATEMENTS OF OPERATIONS (000)

                                                                        Constellation                        Constellation
                                                      Constellation    TIP Healthcare     Constellation     Strategic Value
                                                      TIP Financial    & Biotechnology    International         and High
                                                      Services Fund          Fund          Equity Fund        Income Fund
                                                     ----------------------------------------------------------------------
                                                     6 months ended    6 months ended     6 months ended    6 months ended
                                                         3/31/05           3/31/05           3/31/05            3/31/05
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends                                          $          203    $            66    $          955    $            43*
  Interest                                                        -                  -                11                  -
  Securities lending                                              -                  1                 -                  -
  Foreign taxes withheld                                          -                  -               (94)                 -
---------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                                     203                 67               872                 43*
---------------------------------------------------------------------------------------------------------------------------
Expenses:
  Investment advisory fees                                       88                207               550                  -
  Administrator fees                                             12                 27                85                  1
  Shareholder servicing fees(1)                                   -                 46               145                  -
  Trustees' fees                                                  -                  1                 3                  -
  Transfer agent fees                                            17                 42                19                 16
  Professional fees                                               5                  7                15                  4
  Custodian fees                                                  2                  5                83                  -
  Printing fees                                                   1                  3                 4                  -
  Registration fees                                               1                  1                 -                  -
  Insurance and other fees                                        1                  2                11                  -
---------------------------------------------------------------------------------------------------------------------------
    Total expenses                                              127                341               915                 21
  Less:
    Investment advisory fees waived                              (9)                (4)              (76)                 -
    Reimbursement from adviser                                    -                  -                 -                (21)
---------------------------------------------------------------------------------------------------------------------------
    Net expenses                                                118                337               839                  -
---------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                               85               (270)               33                 43
---------------------------------------------------------------------------------------------------------------------------
  Net realized gain from securities sold                      1,174                 47             8,365                  5*
  Net realized loss from foreign currency
   transactions                                                   -                  -               (23)                 -
  Net change in unrealized appreciation
   (depreciation) of investment securities                      190              2,857             6,923                 (1)*
  Net change in unrealized depreciation on
   translation of foreign currency and other assets
   and liabilites denominated in foreign currency                 -                  -               (23)                 -
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
   on investments                                             1,364              2,904            15,242                  4
---------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets
   resulting from operations                         $        1,449    $         2,634    $       15,275    $            47
===========================================================================================================================

----------
* Dividend income, net realized gain from securities sold and net change in unrealized appreciation of investment securities are attributable to the underlying investments in affiliated investment companies.
(1)  Attributable to Class II Shares only.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

60    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS                                                 (unaudited)


                          PAGE INTENTIONALLY LEFT BLANK


                                Constellation Funds 2005 Semiannual Report    61

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                           Constellation Clover                  Constellation Clover
                                                             Core Value Fund                     Small Cap Value Fund
                                                     ----------------------------------------------------------------------
                                                     6 months ended       year ended      6 months ended       year ended
                                                         3/31/05*         9/30/04(1)          3/31/05*         9/30/04(1)
---------------------------------------------------------------------------------------------------------------------------
Investment activities:
  Net investment income (loss)                       $           92      $        220     $       (1,121)    $         (423)
  Net realized gain (loss) from securities sold               6,499             4,878             31,237             54,685
  Net change in unrealized appreciation
   (depreciation) of investments                              1,707             4,420             17,919             40,856
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                              8,298             9,518             48,035             95,118
---------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Net investment income
   Class I Shares                                               (99)             (213)                 -               (652)
  Realized capital gains
   Class I Shares                                            (5,133)           (1,697)                 -                  -
---------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions                       (5,232)           (1,910)                 -               (652)
---------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
  Proceeds from shares issued                                 6,880            23,355             59,510            230,219
  Proceeds from shares issued in lieu of cash
   distributions                                              5,133             1,838                  -                593
  Cost of shares redeemed                                    (8,976)          (19,760)          (126,895)          (179,946)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  Class I Shares transactions                                 3,037             5,433            (67,385)            50,866
---------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                  6,103            13,041            (19,350)           145,332
---------------------------------------------------------------------------------------------------------------------------
Net assets:
  Beginning of period                                        59,714            46,673            540,278            394,946
---------------------------------------------------------------------------------------------------------------------------
  End of period                                      $       65,817      $     59,714     $      520,928     $      540,278
===========================================================================================================================
Undistributed net investment income
 (distributions in excess of net investment
 income/accumulated net investment loss)             $           (1)     $          6     $       (1,075)    $           46
===========================================================================================================================
Shares issued and redeemed:
Class I Shares
  Issued                                                        399             1,446              2,334             10,042
  Issued in lieu of cash distributions                          300               120                  -                 26
  Redeemed                                                     (527)           (1,240)            (4,956)            (7,868)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                           172               326             (2,622)             2,200
===========================================================================================================================

62    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS

      Constellation Clover                   Constellation Clover             Constellation Clover
      Large Cap Value Fund                  Core Fixed Income Fund              Income Plus Fund
--------------------------------------------------------------------------------------------------
6 months ended        year ended        6 months ended       year ended          2/28/05(2) thru
   3/31/05*           9/30/04(1)           3/31/05*          9/30/04(1)             3/31/05*
--------------------------------------------------------------------------------------------------
$           57      $          42      $            589    $         1,441        $             10
           214                422                   296                859                      (4)
           238                212                  (794)            (1,401)                    (59)
--------------------------------------------------------------------------------------------------
           509                676                    91                899                     (53)
--------------------------------------------------------------------------------------------------
           (57)               (42)                 (624)            (1,530)                    (10)
             -                  -                  (394)                 -                       -
--------------------------------------------------------------------------------------------------
           (57)               (42)               (1,018)            (1,530)                    (10)
--------------------------------------------------------------------------------------------------
           373              2,944                 2,821             12,793                   3,986
            56                 41                   968              1,389                      10
          (771)            (2,160)               (7,856)           (24,608)                   (294)
--------------------------------------------------------------------------------------------------
          (342)               825                (4,067)           (10,426)                  3,702
--------------------------------------------------------------------------------------------------
           110              1,459                (4,994)           (11,057)                  3,639
--------------------------------------------------------------------------------------------------
         6,251              4,792                32,334             43,391                       -
--------------------------------------------------------------------------------------------------
$        6,361      $       6,251      $         27,340    $        32,334        $          3,639
==================================================================================================
$            -      $           -      $             (1)   $             -        $              -
==================================================================================================
            33                272                   279              1,247                     401
             5                  4                    96                136                       1
           (69)              (200)                 (773)            (2,407)                    (30)
--------------------------------------------------------------------------------------------------
           (31)                76                  (398)            (1,024)                    372
==================================================================================================

----------
*    Unaudited
(1) On May 10, 2004 and August 2, 2004 the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information.
(2)  Commencement of operations.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    63

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                           Constellation Chartwell
                                                                                             Ultra Short Duration
                                                                                              Fixed Income Fund
                                                                                       --------------------------------
                                                                                       6 months ended      year ended
                                                                                           3/31/05*        9/30/04(1)
-----------------------------------------------------------------------------------------------------------------------
Investment activities:
  Net investment income                                                                $        5,109    $        8,655
  Net realized gain (loss) from securities sold                                                   241               (90)
  Net change in unrealized depreciation of investments                                           (747)           (1,750)
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                            4,603             6,815
-----------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Net investment income
    Class I Shares                                                                             (5,105)           (8,654)
    Class II Shares                                                                               (63)             (125)
-----------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                                                        (5,168)           (8,779)
-----------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares:
  Proceeds from shares issued                                                                  57,875           169,703
  Proceeds from shares issued in lieu of cash distributions                                     4,959             8,365
  Proceeds from shares issued in connection with conversion into Class I Shares(2)              7,625                 -
  Cost of shares redeemed                                                                    (120,859)         (246,769)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class I Shares transactions                        (50,400)          (68,701)
-----------------------------------------------------------------------------------------------------------------------
Class II Shares:
  Proceeds from shares issued                                                                   1,265             6,182
  Proceeds from shares issued in lieu of cash distributions                                        39               101
  Proceeds from shares issued in connection with conversion into Class I Shares(2)             (7,625)                -
  Cost of shares redeemed                                                                      (2,566)           (3,320)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class II Shares transactions                        (8,887)            2,963
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital share transactions                         (59,287)          (65,738)
-----------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                                 (59,852)          (67,702)
-----------------------------------------------------------------------------------------------------------------------
Net assets:
  Beginning of period                                                                         400,829           468,531
-----------------------------------------------------------------------------------------------------------------------
  End of period                                                                        $      340,977    $      400,829
=======================================================================================================================
Undistributed net investment income (distributions in excess of
 net investment income)                                                                $           (9)   $           (2)
=======================================================================================================================
Shares issued and redeemed:
Class I Shares:
  Issued                                                                                        5,722            16,728
  Issued in lieu of cash distributions                                                            490               825
  Issued in connection with conversion into Class I Shares(2)                                     755                 -
  Redeemed                                                                                    (11,948)          (24,310)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                                                          (4,981)           (6,757)
-----------------------------------------------------------------------------------------------------------------------
  Class II Shares/Investor A Shares:
  Issued                                                                                          124               607
  Issued in lieu of cash distributions                                                              4                10
  Issued in connection with conversion into Class I Shares(2)                                    (752)                -
  Redeemed                                                                                       (252)             (325)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares/Investor A Shares                                         (876)              292
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                                  (5,857)           (6,465)
=======================================================================================================================

64    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS

      Constellation Chartwell
          Short Duration                       Constellation Chartwell
         Fixed Income Fund                         High Yield Fund
---------------------------------------------------------------------------
 6 months ended        year ended        6 months ended        year ended
    3/31/05*           9/30/04(1)           3/31/05*           9/30/04(1)
---------------------------------------------------------------------------
$          2,387    $          5,188     $          243     $           754
            (179)                489                213                 650
          (1,013)             (2,013)              (312)               (479)
---------------------------------------------------------------------------
           1,195               3,664                144                 925
---------------------------------------------------------------------------
          (2,637)             (5,741)              (245)               (753)
            (195)                (69)                 -                   -
---------------------------------------------------------------------------
          (2,832)             (5,810)              (245)               (753)
---------------------------------------------------------------------------
           5,232              30,025              6,254              10,285
           2,499               5,666                 58                 171
          25,880                   -                  -                   -
         (77,080)           (114,133)            (9,247)             (9,865)
---------------------------------------------------------------------------
         (43,469)            (78,442)            (2,935)                591
---------------------------------------------------------------------------
          24,452               5,502                  -                   -
             119                  66                  -                   -
         (25,880)                  -                  -                   -
          (1,337)             (4,882)                 -                   -
---------------------------------------------------------------------------
          (2,646)                686                  -                   -
---------------------------------------------------------------------------
         (46,115)            (77,756)            (2,935)                591
---------------------------------------------------------------------------
         (47,752)            (79,902)            (3,036)                763
---------------------------------------------------------------------------
         175,116             255,018             10,171               9,408
---------------------------------------------------------------------------
$        127,364    $        175,116     $        7,135     $        10,171
===========================================================================
$             (8)   $             (1)    $            -     $             2
===========================================================================
             523               2,975              1,203               2,010
             250                 562                 11                  33
           2,606                   -                  -                   -
          (7,707)            (11,321)            (1,779)             (1,930)
---------------------------------------------------------------------------
          (4,328)             (7,784)              (565)                113
---------------------------------------------------------------------------
           2,445                 547                  -                   -
              12                   6                  -                   -
          (2,613)                  -                  -                   -
            (134)               (485)                 -                   -
---------------------------------------------------------------------------
            (290)                 68                  -                   -
---------------------------------------------------------------------------
          (4,618)             (7,716)              (565)                113
===========================================================================

----------
*    Unaudited
(1) On May 10, 2004 and August 2, 2004 the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information.
(2) On January 28, 2005, Class II Shares merged into Class I Shares. See Note 10 in Notes to Financial Statements for additional information.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    65

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                         Constellation HLAM Large Cap Quality Growth Fund
                                                                         ------------------------------------------------
                                                                          1/1/05 thru       year ended       year ended
                                                                            3/31/05*       12/31/04(3)        12/31/03
-------------------------------------------------------------------------------------------------------------------------
Investment activities:
  Net investment income (loss)                                           $         (12)   $         (35)   $         (155)
  Net realized gain (loss) from securities sold                                    892            6,721             4,623
  Net change in unrealized appreciation
   (depreciation) of investments                                                (1,881)          (5,981)            2,747
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 (1,001)             705             7,215
-------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Net investment income
   Class II Shares                                                                   -                -                 -
  Realized capital gains
   Class II Shares/Investor A Shares                                                 -           (3,543)           (4,992)
     Investor B Shares                                                               -                -              (873)
-------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions                                             -           (3,543)           (5,865)
-------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class II Shares/Investor A Shares
  Proceeds from shares issued                                                       24            1,180             1,345
  Proceeds from shares issued in lieu of cash distributions                          -            3,377             4,897
  Proceeds from shares issued in connection with conversion into
   Class II Shares(4)                                                                -            3,415                 -
  Cost of shares redeemed                                                       (2,228)         (20,003)           (6,591)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 Class II Shares/Investor A Shares transactions                                 (2,204)         (12,031)             (349)
-------------------------------------------------------------------------------------------------------------------------
Investor B Shares
  Proceeds from shares issued                                                        -               60               150
  Proceeds from shares issued in lieu of cash distributions                          -                -               857
  Proceeds from shares issued in connection with conversion into
   Class II Shares(4)                                                                -           (3,415)                -
Cost of shares redeemed                                                              -           (2,463)           (2,152)
-------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets from
 Investor B Shares transactions                                                      -           (5,818)           (1,145)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital share transactions           (2,204)         (17,849)           (1,494)
-------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets                                  (3,205)         (20,687)             (144)
-------------------------------------------------------------------------------------------------------------------------
Net assets:
  Beginning of period                                                           20,959           41,646            41,790
-------------------------------------------------------------------------------------------------------------------------
  End of period                                                          $      17,754    $      20,959    $       41,646
=========================================================================================================================
Undistributed net investment income(distributions in excess of
 net investment income/accumulated investment loss)                      $         (12)   $         (35)   $            -
=========================================================================================================================
Shares issued and redeemed:
Class II Shares/Investor A Shares
  Issued                                                                             1               46                55
  Issued in lieu of cash distributions                                               -              156               202
  Issued in connection with conversion into Class II Shares(4)                       -              137                 -
  Redeemed                                                                        (104)            (816)             (265)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares/Investor A Shares                          (103)            (477)               (8)
-------------------------------------------------------------------------------------------------------------------------
Investor B Shares
  Issued                                                                             -                3                 6
  Issued in lieu of cash distributions                                               -                -                37
  Issued in connection with conversion into Class II Shares(4)                       -             (144)                -
  Redeemed                                                                           -             (106)              (89)
-------------------------------------------------------------------------------------------------------------------------
Decrease in Investor B Shares                                                        -             (247)              (46)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                     (103)            (724)              (54)
=========================================================================================================================

66    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS

       Constellation HLAM
      Large Cap Value Fund            Constellation Pitcairn Diversified Value Fund
--------------------------------------------------------------------------------------
6 months ended    4/30/04(1) thru   6 months ended     11/1/03 thru       11/1/02 thru
   3/31/05*         9/30/04(2)          3/31/05*        9/30/04(2)         10/31/03
--------------------------------------------------------------------------------------
$            3    $             2   $        1,011    $        1,436    $        1,659
            26                  -            5,360             7,037            (4,189)
            49                 (3)           6,425             6,166            29,045
--------------------------------------------------------------------------------------
            78                 (1)          12,796            14,639            26,515
--------------------------------------------------------------------------------------
            (3)                (2)          (1,012)           (1,559)           (1,782)
             -                  -                -                 -                 -
             -                  -                -                 -                 -
--------------------------------------------------------------------------------------
            (3)                (2)          (1,012)           (1,559)           (1,782)
--------------------------------------------------------------------------------------
           338              1,517            2,262             7,361             6,443
             2                  1               71               134               168
             -                  -                -                 -                 -
           (97)               (78)          (3,590)          (12,014)          (10,094)
--------------------------------------------------------------------------------------
           243              1,440           (1,257)           (4,519)           (3,483)
--------------------------------------------------------------------------------------
             -                  -                -                 -                 -
             -                  -                -                 -                 -
             -                  -                -                 -                 -
             -                  -                -                 -                 -
--------------------------------------------------------------------------------------
             -                  -                -                 -                 -
--------------------------------------------------------------------------------------
           243              1,440           (1,257)           (4,519)           (3,483)
--------------------------------------------------------------------------------------
           318              1,437           10,527             8,561            21,250
--------------------------------------------------------------------------------------
         1,437                  -          152,202           143,641           122,391
--------------------------------------------------------------------------------------
$        1,755    $         1,437   $      162,729    $      152,202    $      143,641
======================================================================================
$            -    $             -   $           (1)   $            -    $          154
======================================================================================
            32                154              189               679               720
             -                  -                6                12                19
             -                  -                -                 -                 -
            (9)                (8)            (300)           (1,117)           (1,148)
--------------------------------------------------------------------------------------
            23                146             (105)             (426)             (409)
--------------------------------------------------------------------------------------
             -                  -                -                 -                 -
             -                  -                -                 -                 -
             -                  -                -                 -                 -
             -                  -                -                 -                 -
--------------------------------------------------------------------------------------
             -                  -                -                 -                 -
--------------------------------------------------------------------------------------
            23                146             (105)             (426)             (409)
======================================================================================

----------
*    Unaudited
(1)  Commencement of operations
(2) On May 10, 2004 and August 2, 2004 the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information.
(3) On November 8, 2004 the Constellation Funds acquired the assets and liabilities of the Hilliard Lyons Growth Fund, Inc. in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information. The fund changed its fiscal year end from December 31 to September 30.
(4) On November 8, 2004, Investor A shares were converted into Class II Shares. Subsequently, Investor B Shares were fully liquidated and exchanged for Class II Shares. See Note 10 in Notes to Financial Statements for additional information.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    67

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                            Constellation Pitcairn Select Value Fund
                                                                         -----------------------------------------------
                                                                         6 months ended   11/1/03 thru     11/1/02 thru
                                                                             3/31/05*      9/30/04(1)        10/31/03
------------------------------------------------------------------------------------------------------------------------
Investment activities:
  Net investment income (loss)                                           $         225    $         463    $         422
  Net realized gain (loss) from securities sold and securities
   sold short                                                                    4,568            5,939           (1,877)
  Net change in unrealized appreciation
   (depreciation) of investments                                                (1,541)          (2,360)          13,361
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             3,252            4,042           11,906
------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Net investment income
   Class II Shares                                                                (225)            (492)            (509)
  Realized capital gains
   Class II Shares                                                                (884)            (902)               -
------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions                                          (1,109)          (1,394)            (509)
------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class II Shares
  Proceeds from shares issued                                                    2,396            5,616            6,080
  Proceeds from shares issued in lieu of cash distributions                        459              529               90
  Proceeds from shares issued in connection with Fund
   Reorganization(2)                                                                 -                -                -
  Cost of shares redeemed                                                       (2,085)          (5,109)          (7,889)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Class II Shares
 transactions                                                                      770            1,036           (1,719)
------------------------------------------------------------------------------------------------------------------------
     Total increase in net assets                                                2,913            3,684            9,678
------------------------------------------------------------------------------------------------------------------------
Net assets:
  Beginning of period                                                           61,817           58,133           48,455
------------------------------------------------------------------------------------------------------------------------
  End of period                                                          $      64,730    $      61,817    $      58,133
========================================================================================================================
Undistributed net investment income
 (accumulated net investment loss)                                       $           -    $           -    $          29
========================================================================================================================
Shares issued and redeemed:
Class II Shares
  Issued                                                                           211              519              685
  Issued in lieu of cash distributions                                              40               50               10
  Issued in connection with Fund Reorganization(2)                                   -                -                -
  Redeemed                                                                        (184)            (478)            (895)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                                              67               91             (200)
========================================================================================================================

68    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS

  Constellation Pitcairn Diversified Growth Fund            Constellation Pitcairn Small Cap Fund
--------------------------------------------------------------------------------------------------------
6 months ended     11/1/03 thru      11/1/02 thru     6 months ended     11/1/03 thru      11/1/02 thru
   3/31/05*         9/30/04(1)         10/31/03          3/31/05*         9/30/04(1)         10/31/03
--------------------------------------------------------------------------------------------------------
$          568    $            -    $           44    $          (95)   $         (216)   $          (94)
         1,961               644           (11,325)            1,570            13,756            11,111
         2,875             1,228            26,682             2,809            (4,005)           14,082
--------------------------------------------------------------------------------------------------------
         5,404             1,872            15,401             4,284             9,535            25,099
--------------------------------------------------------------------------------------------------------
          (526)              (46)                -                 -                (3)              (17)
             -                 -                 -              (732)                -                 -
--------------------------------------------------------------------------------------------------------
          (526)              (46)                -              (732)               (3)              (17)
--------------------------------------------------------------------------------------------------------
         7,493            13,230            17,450             1,480             3,348             3,024
            58                 5                 -               358                 -                 2
             -                 -                 -                 -                 -            25,687
        (6,944)           (6,257)          (19,495)           (2,454)           (7,552)          (16,371)
--------------------------------------------------------------------------------------------------------
           607             6,978            (2,045)             (616)           (4,204)           12,342
--------------------------------------------------------------------------------------------------------
         5,485             8,804            13,356             2,936             5,328            37,424
--------------------------------------------------------------------------------------------------------
       104,528            95,724            82,368            92,848            87,520            50,096
--------------------------------------------------------------------------------------------------------
$      110,013    $      104,528    $       95,724    $       95,784    $       92,848    $       87,520
========================================================================================================
$           42    $            -    $           44    $          (95)   $            -    $            -
========================================================================================================
         1,307             2,434             3,773                93               226               280
            10                 1                 -                21                 -                 -
             -                 -                 -                 -                 -             2,603
        (1,213)           (1,168)           (4,232)             (153)             (509)           (1,610)
--------------------------------------------------------------------------------------------------------
           104             1,267              (459)              (39)             (283)            1,273
========================================================================================================

----------
*    Unaudited
(1) On May 10, 2004 and August 2, 2004 the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information.
(2) See Note 10 in Notes to Financial Statements for additional information. Amounts designated as "-"are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    69

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                         Constellation Pitcairn Family Heritage(R) Fund
                                                                         -----------------------------------------------
                                                                         6 months ended    11/1/03 thru    11/1/02 thru
                                                                            3/31/05*        9/30/04(1)       10/31/03
------------------------------------------------------------------------------------------------------------------------
Investment activities:
  Net investment income                                                  $          455   $           4    $          39
  Net realized gain (loss) from securities sold                                   3,435          (6,033)          (4,941)
  Net change in unrealized appreciation
   (depreciation) of investments                                                 (1,294)         13,076           18,782
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                   2,596           7,047           13,880
------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Net investment income
   Class II Shares                                                                 (418)            (38)              -
  Realized capital gains
   Class II Shares                                                                    -               -               -
  Return of capital
   Class II Shares                                                                    -             (2)               -
------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions                                             (418)            (40)              -
------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class II Shares
  Proceeds from shares issued                                                     3,582           4,564            3,668
  Proceeds from shares issued in lieu of cash distributions                          52               5                -
  Cost of shares redeemed                                                        (1,799)         (6,963)         (10,184)
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from Class II Shares
   transactions                                                                   1,835          (2,394)          (6,516)
------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                                      4,013           4,613            7,364
------------------------------------------------------------------------------------------------------------------------
Net assets:
------------------------------------------------------------------------------------------------------------------------
  Beginning of period                                                            78,103          73,490           66,126
------------------------------------------------------------------------------------------------------------------------
  End of period                                                          $       82,116   $      78,103    $      73,490
========================================================================================================================
Undistributed net investment income                                      $           37   $           -    $          39
========================================================================================================================
Shares issued and redeemed:
Class II Shares
  Issued                                                                            363             501              490
  Issued in lieu of cash distributions                                                5               1                -
  Redeemed                                                                         (183)           (769)          (1,388)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                                              185            (267)            (898)
========================================================================================================================

70    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS

    Constellation Pitcairn Taxable Bond Fund             Constellation Pitcairn Tax-Exempt Bond Fund
--------------------------------------------------------------------------------------------------------
6 months ended     11/1/03 thru      11/1/02 thru     6 months ended     11/1/03 thru      11/1/02 thru
   3/31/05*          9/30/04(1)        10/31/03          3/31/05*          9/30/04(1)        10/31/03
--------------------------------------------------------------------------------------------------------
$          986    $        1,739    $        1,859    $        2,214    $        4,063    $        4,655
           (12)              658               234               631               716               432
        (1,226)             (473)              852            (2,284)             (314)              273
--------------------------------------------------------------------------------------------------------
          (252)            1,924             2,945               561             4,465             5,360
--------------------------------------------------------------------------------------------------------
          (984)           (1,725)           (1,858)           (2,238)           (4,075)           (4,623)
             -                 -                 -              (716)             (432)             (294)
             -                 -                 -                 -                 -                 -
--------------------------------------------------------------------------------------------------------
          (984)           (1,725)           (1,858)           (2,954)           (4,507)           (4,917)
--------------------------------------------------------------------------------------------------------
         7,863             4,881            10,661             6,410            14,164            11,201
           251               301               384               300               222               174
        (2,072)           (5,574)           (8,758)           (1,989)          (11,934)          (16,253)
--------------------------------------------------------------------------------------------------------
         6,042              (392)            2,287             4,721             2,452            (4,878)
--------------------------------------------------------------------------------------------------------
         4,806              (193)            3,374             2,328             2,410            (4,435)
--------------------------------------------------------------------------------------------------------
        43,239            43,432            40,058           113,880           111,470           115,905
--------------------------------------------------------------------------------------------------------
$       48,045    $       43,239    $       43,432    $      116,208    $      113,880    $      111,470
========================================================================================================
$            -    $            -    $            -    $          105    $          129    $          141
========================================================================================================
           732               458             1,003               595             1,309             1,034
            24                28                36                28                21                15
          (194)             (520)             (818)             (185)           (1,121)           (1,516)
--------------------------------------------------------------------------------------------------------
           562               (34)              221               438               209              (467)
========================================================================================================

----------
*    Unaudited
(1) On May 10, 2004 and August 2, 2004 the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    71

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                         Constellation Sands Capital Select Growth Fund
                                                                         -----------------------------------------------
                                                                         6 months ended    11/1/03 thru    11/1/02 thru
                                                                            3/31/05*        9/30/04(1)       10/31/03
------------------------------------------------------------------------------------------------------------------------
Investment activities:
  Net investment income (loss)                                           $         (274)  $        (638)   $        (294)
  Net realized gain (loss) from securities sold                                     (86)            730           (6,078)
  Net change in unrealized appreciation
   (depreciation) of investments                                                     98           4,953           15,475
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    (262)          5,045            9,103
------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Realized capital gains
    Class I Shares                                                                    -               -                -
    Class II Shares                                                                   -               -                -
------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                                               -               -                -
------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares(2)
  Proceeds from shares issued                                                    29,163          32,632                -
  Proceeds from shares issued in lieu of cash distributions                           -               -                -
  Cost of shares redeemed                                                        (1,998)              -                -
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  Class I Shares transactions                                                    27,165          32,632                -
------------------------------------------------------------------------------------------------------------------------
Class II Shares
  Proceeds from shares issued                                                    36,276          54,888            6,476
  Proceeds from shares issued in lieu of cash distributions                           -               -                -
  Cost of shares redeemed                                                       (22,701)        (33,825)          (4,519)
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
 Class II Shares transactions                                                    13,575          21,063            1,957
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 capital share transactions                                                      40,740          53,695            1,957
------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                    40,478          58,740           11,060
------------------------------------------------------------------------------------------------------------------------
Net assets:
  Beginning of period                                                           102,618          43,878           32,818
------------------------------------------------------------------------------------------------------------------------
  End of period                                                          $      143,096   $     102,618    $      43,878
========================================================================================================================
Undistributed net investment income
 (accumulated net investment loss)                                       $         (274)  $           -    $           -
========================================================================================================================
Shares issued and redeemed:
Class I Shares(2)
  Issued                                                                          4,093           4,792                -
  Issued in lieu of cash distributions                                                -               -                -
  Redeemed                                                                         (281)              -                -
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                                             3,812           4,792                -
------------------------------------------------------------------------------------------------------------------------
Class II Shares
  Issued                                                                          5,101           8,136            1,225
  Issued in lieu of cash distributions                                                -               -                -
  Redeemed                                                                       (3,231)         (5,007)            (882)
------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                                                       1,870           3,129              343
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                     5,682           7,921              343
========================================================================================================================

72    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS

   Constellation TIP Small Cap         Constellation TIP Financial        Constellation TIP Healthcare
    Value Opportunities Fund                  Services Fund                   & Biotechnology Fund
--------------------------------------------------------------------------------------------------------
6 months ended      year ended      6 months ended      year ended      6 months ended      year ended
   3/31/05*         9/30/04(1)         3/31/05*         9/30/04(1)         3/31/05*         9/31/04(1)
--------------------------------------------------------------------------------------------------------
$          148    $          (39)   $           85    $          (40)   $         (270)   $         (256)
           739             2,070             1,174             1,782                47             1,403
           548             1,494               190               256             2,857              (540)
--------------------------------------------------------------------------------------------------------
         1,435             3,525             1,449             1,998             2,634               607
--------------------------------------------------------------------------------------------------------
             -                 -            (1,101)           (1,753)                -                 -
        (1,990)             (223)                -                 -            (1,234)              (14)
--------------------------------------------------------------------------------------------------------
        (1,990)             (223)           (1,101)           (1,753)           (1,234)              (14)
--------------------------------------------------------------------------------------------------------
             -                 -               278             1,131                 -                 -
             -                 -             1,039             1,671                 -                 -
             -                 -            (1,025)           (5,087)                -                 -
--------------------------------------------------------------------------------------------------------
             -                 -               292            (2,285)                -                 -
--------------------------------------------------------------------------------------------------------
        23,387            29,439                 -                 -            17,602            32,296
         1,947               221                 -                 -             1,219                13
        (9,918)          (24,169)                -                 -           (13,875)          (12,384)
--------------------------------------------------------------------------------------------------------
        15,416             5,491                 -                 -             4,946            19,925
--------------------------------------------------------------------------------------------------------
        15,416             5,491               292            (2,285)            4,946            19,925
--------------------------------------------------------------------------------------------------------
        14,861             8,793               640            (2,040)            6,346            20,518
--------------------------------------------------------------------------------------------------------
        14,533             5,740            15,269            17,309            35,371            14,853
--------------------------------------------------------------------------------------------------------
$       29,394    $       14,533    $       15,909    $       15,269    $       41,717    $       35,371
========================================================================================================
$          150    $            2    $           85    $            -    $         (270)   $            -
========================================================================================================
             -                 -                18                78                 -                 -
             -                 -                70               122                 -                 -
             -                 -               (70)             (373)                -                 -
--------------------------------------------------------------------------------------------------------
             -                 -                18              (173)                -                 -
--------------------------------------------------------------------------------------------------------
         1,398             1,999                 -                 -             1,217             2,265
           117                15                 -                 -                84                 1
          (600)           (1,569)                -                 -              (972)             (907)
--------------------------------------------------------------------------------------------------------
           915               445                 -                 -               329             1,359
--------------------------------------------------------------------------------------------------------
           915               445                18              (173)              329             1,359
========================================================================================================

----------
*    Unaudited
(1) On May 10, 2004 and August 2, 2004 the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information.
(2) Class I Shares were offered beginning on August 27, 2004 for the Constellation Sands Capital Select Growth Fund.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    73

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                             Constellation International Equity Fund
                                                                         -----------------------------------------------
                                                                         6 months ended    11/1/03 thru    11/1/02 thru
                                                                           3/31/05**        9/30/04(1)       10/31/03
------------------------------------------------------------------------------------------------------------------------
Investment activities:
  Net investment income                                                  $           33   $         861    $         956
  Net realized gain (loss) from securities sold                                   8,365          12,637           (9,048)
  Net realized loss from foreign currency transactions                              (23)            (62)            (116)
  Net change in unrealized appreciation
   (depreciation) of investments                                                  6,923          (2,756)          27,564
  Net change in unrealized appreciation (depreciation) on
   translation of foreign currency and other assets and
   liabilities denominated in foreign currency                                      (23)            (15)              29
------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             15,275          10,665           19,385
------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
  Net investment income
    Class I Shares                                                                    -               -                -
    Class II Shares                                                                (238)         (2,621)            (459)
  Realized capital gains
    Class I Shares                                                                    -               -                -
------------------------------------------------------------------------------------------------------------------------
      Total dividends and distributions                                            (238)         (2,621)            (459)
------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
  Proceeds from shares issued                                                         -               -                -
  Proceeds from shares issued in lieu of cash distributions                           -               -                -
  Cost of shares redeemed                                                             -               -                -
------------------------------------------------------------------------------------------------------------------------
Net increase(decrease) in net assets from Class I Shares transactions                 -               -                -
------------------------------------------------------------------------------------------------------------------------
  Class II Shares
  Proceeds from shares issued                                                    10,084          29,752           10,740
  Proceeds from shares issued in lieu of cash distributions                          27             340               62
Cost of shares redeemed                                                         (12,732)        (28,952)         (15,424)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  Class II Shares transactions                                                   (2,621)          1,140           (4,622)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital share transactions                                                     (2,621)          1,140           (4,622)
------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                               12,416           9,184           14,304
------------------------------------------------------------------------------------------------------------------------
Net assets:
  Beginning of period                                                           107,001          97,817           83,513
------------------------------------------------------------------------------------------------------------------------
  End of period                                                          $      119,417   $     107,001    $      97,817
========================================================================================================================
Undistributed net investment income (distributions in
 excess of net investment income)                                        $         (719)  $        (491)   $         898
========================================================================================================================
Shares issued and redeemed:
Class I Shares
  Issued                                                                              -               -                -
  Issued in lieu of cash distributions                                                -               -                -
  Redeemed                                                                            -               -                -
------------------------------------------------------------------------------------------------------------------------
Increase in Class I Shares                                                            -               -                -
------------------------------------------------------------------------------------------------------------------------
Class II Shares
  Issued                                                                          1,257           4,201            2,016
  Issued in lieu of cash distributions                                                3              51               12
  Redeemed                                                                       (1,601)         (4,219)          (2,869)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                                             (341)             33             (841)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                      (341)             33             (841)
========================================================================================================================

74    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS

    Constellation Strategic
   Value and High Income Fund
---------------------------------
6 months ended       year ended
  3/31/05**          9/30/04(1)
---------------------------------

$           43*    $          116*
             5*               524*
             -                  -
            (1)*               64*
             -                  -
---------------------------------
            47                704
---------------------------------
           (42)              (116)
             -                  -
           (64)                (9)
---------------------------------
          (106)              (125)
---------------------------------
           734             13,524
           105                123
          (441)           (13,963)
---------------------------------
           398               (316)
---------------------------------
             -                  -
             -                  -
             -                  -
---------------------------------
             -                  -
---------------------------------
           398               (316)
---------------------------------
           339                263
---------------------------------
           706                443
---------------------------------
$        1,045     $          706
=================================
$            1     $            -
=================================
            53                985
             8                  9
           (32)              (979)
---------------------------------
            29                 15
---------------------------------
             -                  -
             -                  -
             -                  -
---------------------------------
             -                  -
---------------------------------
            29                 15
=================================

----------
* Dividend income, net realized gain from securities sold and net change in unrealized appreciation of investment securities are attributable to the underlying investments in affiliated investment companies.
**   Unaudited
(1) On May 10, 2004 and August 2, 2004 the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. See Note 10 in Notes to Financial Statements for additional information.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    75

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

                                              Realized and
               Net asset                       unrealized                       Dividends                        Total
                 value,           Net            gains         Total from        from net     Distributions     dividends
               beginning       investment      (losses) on     investment      investment      from capital        and
               of period      income (loss)    investments     activities        income           gains       distributions
---------------------------------------------------------------------------------------------------------------------------
Constellation Clover Core Value Fund - Class I Shares
---------------------------------------------------------------
2005*         $      16.51        0.03            2.27            2.30            (0.03)          (1.41)          (1.44)
2004(1)       $      14.18        0.06            2.84            2.90            (0.06)          (0.51)          (0.57)
2003(2)       $      11.71        0.05            2.47            2.52            (0.05)              -           (0.05)
2002          $      14.85        0.08           (0.61)          (0.53)           (0.08)          (2.53)          (2.61)
2001(3)       $      14.23        0.05            0.59            0.64            (0.02)              -           (0.02)
2000          $      15.92        0.05            1.79            1.84            (0.07)          (3.46)          (3.53)
---------------------------------------------------------------
Constellation Clover Small Cap Value Fund - Class I Shares
---------------------------------------------------------------
2005*         $      23.76       (0.06)           2.20            2.14                -               -               -
2004(1)       $      19.23       (0.01)           4.57            4.56            (0.03)              -           (0.03)
2003          $      15.20        0.01            4.04            4.05            (0.02)(4)           -           (0.02)
2002          $      16.69        0.06           (1.50)          (1.44)           (0.05)              -           (0.05)
2001(5)       $      16.36        0.10            1.67            1.77            (0.05)          (1.39)          (1.44)
2000          $      13.71       (0.02)           3.91            3.89                -           (1.24)          (1.24)
---------------------------------------------------------------
Constellation Clover Large Cap Value Fund - Class I Shares
---------------------------------------------------------------
2005*         $      10.83        0.11            0.82            0.93            (0.11)              -           (0.11)
2004(1)       $       9.56        0.08            1.27            1.35            (0.08)              -           (0.08)
2003          $       7.86        0.08            1.70            1.78            (0.08)              -           (0.08)
2002          $       9.89        0.10           (2.03)          (1.93)           (0.10)              -           (0.10)
2001(6)       $      12.44        0.11           (1.93)          (1.82)           (0.11)          (0.62)          (0.73)
2000          $      11.43        0.08            2.06            2.14            (0.09)          (1.04)          (1.13)
---------------------------------------------------------------
Constellation Clover Core Fixed Income Fund - Class I Shares
---------------------------------------------------------------
2005*         $      10.27        0.21           (0.19)           0.02            (0.21)          (0.14)          (0.35)
2004(1)       $      10.40        0.43           (0.13)           0.30            (0.43)              -           (0.43)
2003          $      10.55        0.45           (0.10)           0.35            (0.47)          (0.03)          (0.50)
2002          $      10.20        0.52            0.35            0.87            (0.52)              -           (0.52)
2001(7)       $       9.62        0.54            0.58            1.12            (0.54)              -           (0.54)
2000          $       9.50        0.54            0.12            0.66            (0.54)              -           (0.54)
---------------------------------------------------------------
Constellation Clover Income Plus Fund - Class I Shares
---------------------------------------------------------------
2005(8)*      $      10.00        0.02           (0.20)          (0.18)           (0.03)              -           (0.03)
----------------------------------------------------------------------------------
Constellation Chartwell Ultra Short Duration Fixed Income Fund - Class I Shares
----------------------------------------------------------------------------------
2005(9)*      $      10.12        0.14           (0.02)           0.12            (0.14)              -           (0.14)
2004(1)       $      10.17        0.21           (0.05)           0.16            (0.21)              -           (0.21)
2003          $      10.23        0.08(10)        0.06            0.14            (0.19)          (0.01)          (0.20)
2002          $      10.22        0.25            0.05            0.30            (0.29)              -           (0.29)
2001          $      10.05        0.54            0.15            0.69            (0.52)              -           (0.52)
2000          $      10.05        0.61            0.01            0.62            (0.62)              -           (0.62)

76    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS

                                                                                   Ratio of net
                                 Net assets        Ratio of      Ratio of total    investment
  Net asset                         end          net expenses       expenses       income (loss)      Portfolio
 value, end       Total          of period        to average       to average       to average         turnover
  of period      return            (000)         net assets++      net assets      net assets++        rate+++
----------------------------------------------------------------------------------------------------------------

$      17.37     14.01%+        $     65,817         1.09%            1.09%           0.29%             46%
$      16.51     20.75%         $     59,714         1.08%            1.08%           0.39%             55%
$      14.18     21.61%         $     46,673         1.13%            1.13%           0.43%             67%
$      11.71     (6.37)%        $     43,571         1.10%            1.13%           0.56%            103%
$      14.85      4.50%         $     41,715         1.10%            1.16%           0.30%            128%
$      14.23     13.67%         $     45,657         1.10%            1.11%           0.34%             90%



$      25.90      9.01%+        $    520,928         1.23%            1.23%          (0.40)%            32%
$      23.76     23.72%         $    540,278         1.22%            1.22%          (0.09)%            61%
$      19.23     26.66%         $    394,946         1.27%            1.27%           0.08%             52%
$      15.20     (8.69)%        $    464,576         1.26%            1.26%           0.31%             38%
$      16.69     12.15%         $    178,164         1.28%            1.28%           0.37%            120%
$      16.36     29.59%         $     36,254         1.40%            1.47%          (0.11)%            86%



$      11.65      8.55%+        $      6,361         1.22%            1.53%           1.83%             77%
$      10.83     14.07%         $      6,251         1.25%            1.52%           0.72%             78%
$       9.56     22.72%         $      4,792         1.15%            1.70%           0.89%             59%
$       7.86    (19.66)%        $      4,255         0.95%            1.54%           1.06%             70%
$       9.89    (15.47)%        $      5,152         0.95%            3.56%           1.00%            121%
$      12.44     19.84%         $      5,163         0.95%            3.98%           0.75%            154%



$       9.94      0.23%+        $     27,340         0.80%            0.84%           3.96%             20%
$      10.27      2.97%         $     32,334         0.80%            0.85%           3.94%             45%
$      10.40      3.37%         $     43,391         0.78%            0.87%           4.25%             46%
$      10.55      8.85%         $     42,924         0.75%            0.87%           5.03%             49%
$      10.20     11.99%         $     34,074         0.75%            1.01%           5.50%             34%
$       9.62      7.21%         $     31,486         0.75%            1.02%           5.72%             42%



$       9.79     (1.85)%+       $      3,639         1.26%            2.89%           3.97%              6%



$      10.10      1.20%+        $    340,977         0.53%            0.60%           2.77%             42%
$      10.12      1.63%         $    391,934         0.46%            0.58%           2.08%             44%
$      10.17      1.40%         $    462,567         0.41%            0.62%           0.78%            222%
$      10.23      2.95%         $    470,021         0.36%            0.60%           2.27%             71%
$      10.22      7.09%         $     93,531         0.36%            0.87%           5.09%            119%
$      10.05      6.34%         $     30,365         0.36%            1.25%           6.15%            141%

----------
* For the six month period ended March 31, 2005 (unaudited). All ratios for the period have been annualized.
+    Returns are for the period indicated and have not been annualized.
++   Inclusive of directed brokerage arrangements, waivers and reimbursements.
+++  Excludes effect of in-kind transfers and mergers.
(1) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment adviser to the Funds. See Note 10 in Notes to Financial Statements for additional information.
(2) Effective April 15, 2003, the Board of Trustees of Turner Funds approved a resolution to change the name of the Turner Midcap Value Fund to the Turner Core Value Fund and to change its principal investment strategy to a "core" approach.
(3) On April 30, 2001, shareholders of the Clover Equity Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Midcap Value Fund effective May 1, 2001.
(4)  Includes return of capital of $0.004.
(5) On April 30, 2001, shareholders of the Clover Small Cap Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Small Cap Value Fund effective May 1, 2001.
(6) On April 30, 2001, shareholders of the Clover Max Cap Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Large Cap Value Fund effective May 1, 2001.
(7) On April 30, 2001, shareholders of the Clover Fixed Income Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Core Fixed Income Fund effective May 1, 2001.
(8) Commenced operations on February 28, 2005. All ratios for the period have been annualized.
(9) On January 28, 2005, Class II Shares merged into Class I Shares. See Note 10 in Notes to Financial Statements for additional information.
(10) Based on average shares outstanding.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    77

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

                                              Realized and
               Net asset                       unrealized                       Dividends                        Total
                 value,           Net            gains         Total from        from net     Distributions     dividends
               beginning       investment      (losses) on     investment       investment    from capital        and
               of period      income (loss)    investments     activities        income           gains       distributions
---------------------------------------------------------------------------------------------------------------------------
Constellation Chartwell Short Duration Fixed Income Fund - Class I Shares
----------------------------------------------------------------------------
2005(1)*      $      10.04        0.18           (0.11)           0.07            (0.18)              -           (0.18)
2004(2)       $      10.14        0.28           (0.10)           0.18            (0.28)              -           (0.28)
2003          $      10.24        0.17(3)         0.05            0.22            (0.25)          (0.07)          (0.32)
2002          $      10.16        0.35            0.12            0.47            (0.39)              -           (0.39)
2001          $       9.82        0.57            0.32            0.89            (0.55)              -           (0.55)
2000          $       9.84        0.58           (0.01)           0.57            (0.59)              -           (0.59)
----------------------------------------------------------------------------
Constellation Chartwell High Yield Fund - Class I Shares
----------------------------------------------------------------------------
2005*         $       5.12        0.17           (0.10)           0.07            (0.17)              -           (0.17)
2004(2)       $       5.02        0.35            0.10            0.45            (0.35)              -           (0.35)
2003          $       4.45        0.37            0.56            0.93            (0.36)              -           (0.36)
2002(4)       $       5.49        0.64           (1.04)          (0.40)           (0.64)              -           (0.64)
2001          $       8.10        0.78           (2.61)          (1.83)           (0.78)              -           (0.78)
2000          $       8.82        0.79           (0.72)           0.07            (0.79)              -           (0.79)
---------------------------------------------------------------------------------------
Constellation HLAM Large Cap Quality Growth Fund(5) - Investor A Shares/Class II Shares
---------------------------------------------------------------------------------------
2005**        $      21.58       (0.01)          (1.11)          (1.12)               -               -               -
2004          $      24.73        0.01            1.16            1.17                -           (4.32)          (4.32)
2003          $      24.02       (0.07)           4.58            4.51                -           (3.80)          (3.80)
2002          $      30.89       (0.08)          (6.79)          (6.87)               -               -               -
2001          $      33.89       (0.12)          (2.88)          (3.00)               -               -               -
2000          $      33.71       (0.06)           0.24            0.18                -               -               _
----------------------------------------------------------------------------
Constellation HLAM Large Cap Value Fund - Class II Shares
----------------------------------------------------------------------------
2005*         $       9.83        0.02            0.53            0.55            (0.02)              -           (0.02)
2004(6)       $      10.00        0.01           (0.17)          (0.16)           (0.01)              -           (0.01)
----------------------------------------------------------------------------
Constellation Pitcairn Diversified Value Fund - Class II Shares
----------------------------------------------------------------------------
2005*         $      11.22        0.08            0.87            0.95            (0.08)              -           (0.08)
2004(2)(7)    $      10.26        0.10            0.97            1.07            (0.11)              -           (0.11)
2003          $       8.50        0.12            1.77            1.89            (0.13)              -           (0.13)
2002          $       9.19        0.10           (0.69)          (0.59)           (0.10)              -           (0.10)
2001          $      10.52        0.09           (1.33)          (1.24)           (0.09)              -           (0.09)
2000(8)       $      10.00        0.01(3)         0.51            0.52                -               -               -
----------------------------------------------------------------------------
Constellation Pitcairn Select Value Fund - Class II Shares
----------------------------------------------------------------------------
2005*         $      10.87        0.04            0.54            0.58            (0.04)          (0.16)          (0.20)
2004(2)(7)    $      10.38        0.08            0.66            0.74            (0.09)          (0.16)          (0.25)
2003          $       8.36        0.08            2.03            2.11            (0.09)              -           (0.09)
2002          $      10.01        0.09           (1.65)          (1.56)           (0.09)              -           (0.09)
2001          $      10.96        0.09           (0.95)          (0.86)           (0.09)              -           (0.09)
2000(9)       $      10.00        0.02            0.95            0.97            (0.01)              -           (0.01)

78      Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS

                                                                                   Ratio of net
                                 Net assets        Ratio of      Ratio of total    investment
 Net asset                          end          net expenses       expenses       income (loss)      Portfolio
 value, end       Total          of period        to average       to average       to average        turnover
 of period       return             (000)        net assets++      net assets      net assets++        rate+++
---------------------------------------------------------------------------------------------------------------
$       9.93      0.70%+        $    127,364         0.59%            0.68%           3.23%             26%
$      10.04      1.84%         $    172,213         0.46%            0.60%           2.49%             84%
$      10.14      2.15%         $    252,772         0.41%            0.62%           1.65%            200%
$      10.24      4.69%         $    264,010         0.36%            0.60%           3.27%            178%
$      10.16      9.35%         $     68,405         0.36%            0.72%           5.65%            104%
$       9.82      6.00%         $     42,092         0.36%            0.74%           5.94%            136%



$       5.02      1.31%+        $      7,135         0.81%            1.33%           6.44%            130%
$       5.12      9.34%         $     10,171         0.86%            1.14%           6.98%            199%
$       5.02     21.61%         $      9,408         0.76%            1.16%           7.71%            241%
$       4.45     (8.05)%        $      9,432         0.68%            1.47%          12.78%            171%
$       5.49    (23.66)%        $     13,977         0.68%            1.38%          11.18%             86%
$       8.10      0.56%         $     32,560         0.68%            1.04%           8.94%             76%



$      20.46     (5.19)%+       $     17,754         1.25%            1.75%          (0.24)%             2%
$      21.58      4.73%         $     20,959         1.30%            1.97%           0.04%              7%
$      24.73     19.07%         $     35,806         1.30%            1.82%          (0.27)%            28%
$      24.02    (22.20)%        $     34,963         1.29%            1.46%          (0.32)%            19%
$      30.89     (8.85)%        $     51,402         1.25%            1.44%          (0.36)%            19%
$      33.89      0.53%         $     62,884         1.29%            1.37%          (0.17)%            34%



$      10.36     5.55%+         $      1,755         1.20%            3.05%           0.32%             11%
$       9.83     (1.58)%+       $      1,437         1.20%            3.91%           0.33%              4%



$      12.09      8.42%+        $    162,729         1.10%            1.20%           1.26%             25%
$      11.22     10.50%+        $    152,202         1.02%            1.14%           1.06%             75%
$      10.26     22.43%         $    143,641         1.01%            1.14%           1.32%             59%
$       8.50     (6.43)%        $    122,391         1.02%            1.13%           1.17%             26%
$       9.19    (11.87)%        $    139,767         1.00%            1.16%           0.92%             48%
$      10.52      5.24%+        $    165,823         1.00%            1.22%           0.73%             12%



$      11.25      5.24%+        $     64,730         1.15%            1.23%           0.69%             54%
$      10.87      7.16%+        $     61,817         1.03%            1.19%           0.84%            111%
$      10.38     25.48%         $     58,133         1.02%            1.23%           0.86%            104%
$       8.36    (15.77)%        $     48,455         1.02%            1.19%           0.92%            110%
$      10.01     (7.90)%        $     60,986         1.00%            1.19%           0.85%            104%
$      10.96      9.70%+        $     62,392         1.00%            1.33%           0.95%             27%

----------
* For the six month period ended March 31, 2005 (unaudited). All ratios for the period have been annualized.
** For the three month period ended March 31, 2005 (unaudited). All ratios for the period have been annualized. The Fund changed its fiscal year end from December 31 to September 30.
+    Returns are for the period indicated and have not been annualized.
++   Inclusive of directed brokerage arrangements, waivers and reimbursements.
+++  Excludes effect of in-kind transfers and mergers.
(1) On January 28, 2005, Class II Shares merged into Class I Shares. See Note 10 in Notes to Financial Statements for additional information.
(2) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment adviser to the Funds. See Note 10 in Notes to Financial Statements for additional information.
(3)  Based on average shares outstanding.
(4) The information set forth in this table for the periods prior to May 1, 2002, is the financial data of the Penn Capital Strategic High Yield Bond Fund. Effective May 1, 2002, Turner Investment Partners, Inc. became the Fund's adviser.
(5) On November 8, 2004, the Constellation Funds acquired the assets and liabilities of the Hilliard Lyons Growth Fund, Inc., in a tax-free reorganization. Investor A Shares were converted into Class II Shares. Subsequently, Investor B Shares were liquidated and exchanged for Class II Shares. Investor A Shares were the accounting survivor in this transaction, and as a result, its operating results for the periods prior to November 8, 2004 have been carried forward in these financial highlights. See Note 10 in Notes to Financial Statements for additional information.
(6) Commenced operations on April 30, 2004. All ratios for the period have been annualized.
(7) For the eleven-month period ended September 30, 2004. All ratios for the period have been annualized. The Fund changed its fiscal year end from October 31 to September 30.
(8) Commenced operations on August 4, 2000. All ratios for the period have been annualized.
(9) Commenced operations on August 11, 2000. All ratios for the period have been annualized.
Amounts designated as "-"are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    79

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                                              Realized and
               Net asset                       unrealized                       Dividends                        Total
                 value,           Net            gains         Total from        from net     Distributions     dividends
               beginning       investment      (losses) on     investment       investment    from capital        and
               of period      income (loss)    investments     activities        income           gains       distributions
---------------------------------------------------------------------------------------------------------------------------
Constellation Pitcairn Diversified Growth Fund - Class II Shares
---------------------------------------------------------------------
2005*         $       5.36        0.03            0.25            0.28            (0.03)              -           (0.03)
2004(1)(2)    $       5.25           -            0.11            0.11                -(3)            -               -
2003          $       4.40           -            0.85            0.85                -               -               -
2002          $       5.66       (0.01)          (1.25)          (1.26)               -               -               -
2001          $       9.18       (0.03)          (3.49)          (3.52)               -               -               -
2000(4)       $      10.00       (0.01)          (0.81)          (0.82)               -               -               -
---------------------------------------------------------------------
Constellation Pitcairn Small Cap Fund - Class II Shares
---------------------------------------------------------------------
2005*         $      15.30       (0.02)           0.73            0.71                -           (0.12)          (0.12)
2004(1)(2)    $      13.78       (0.04)           1.56            1.52                -(3)            -               -
2003          $       9.87           -(5)         3.91            3.91                -(3)            -               -
2002          $      10.67        0.07           (0.78)          (0.71)           (0.09)              -           (0.09)
2001          $      10.18        0.10            0.49            0.59            (0.10)              -           (0.10)
2000(7)       $      10.00        0.02            0.16            0.18                -               -               -
---------------------------------------------------------------------
Constellation Pitcairn Family Heritage(R) Fund - Class II Shares
---------------------------------------------------------------------
2005*         $       9.38        0.05            0.27            0.32            (0.05)              -           (0.05)
2004(1)(2)    $       8.55           -            0.83            0.83                -(3)**          -               -
2003          $       6.97           -            1.58            1.58                -               -               -
2002          $       7.82       (0.01)          (0.84)          (0.85)               -               -               -
2001          $       9.87       (0.02)          (2.03)          (2.05)               -               -               -
2000(4)       $      10.00       (0.01)          (0.12)          (0.13)               -               -               -
---------------------------------------------------------------------
Constellation Pitcairn Taxable Bond Fund - Class II Shares
---------------------------------------------------------------------
2005*         $      10.77        0.22           (0.27)          (0.05)           (0.22)              -           (0.22)
2004(1)(2)    $      10.73        0.43            0.04            0.47            (0.43)              -           (0.43)
2003          $      10.47        0.51            0.26            0.77            (0.51)              -           (0.51)
2002          $      10.98        0.56           (0.42)           0.14            (0.56)          (0.09)          (0.65)
2001          $      10.09        0.59            0.90            1.49            (0.60)              -           (0.60)
2000(4)       $      10.00        0.15            0.09            0.24            (0.15)              -           (0.15)
---------------------------------------------------------------------
Constellation Pitcairn Tax-Exempt Bond Fund - Class II Shares
---------------------------------------------------------------------
2005*         $      10.78        0.21           (0.14)           0.07            (0.21)          (0.07)          (0.28)
2004(1)(2)    $      10.77        0.39            0.05            0.44            (0.39)          (0.04)          (0.43)
2003          $      10.71        0.44            0.09            0.53            (0.44)          (0.03)          (0.47)
2002          $      10.60        0.44            0.12            0.56            (0.44)          (0.01)          (0.45)
2001          $      10.04        0.45            0.57            1.02            (0.46)              -           (0.46)
2000(8)       $      10.00        0.10            0.04            0.14            (0.10)              -           (0.10)
---------------------------------------------------------------------
Constellation Sands Capital Select Growth Fund - Class I Shares
---------------------------------------------------------------------
2005*         $       6.80       (0.03)           0.12            0.09                -               -               -
2004(1)(9)    $       6.74           -            0.06            0.06                -               -               -
---------------------------------------------------------------------
Constellation Sands Capital Select Growth Fund - Class II Shares
---------------------------------------------------------------------
2005*         $       6.80       (0.01)           0.10            0.09                -               -               -
2004(1)(2)    $       6.13       (0.06)           0.73            0.67                -               -               -
2003          $       4.81       (0.04)(5)        1.36            1.32                -               -               -
2002          $       5.55       (0.04)          (0.70)          (0.74)               -               -               -
2001          $       9.02       (0.04)          (3.43)          (3.47)               -               -               -
2000(8)       $      10.00       (0.01)          (0.97)          (0.98)               -               -               -

80   Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS

                                                                                   Ratio of net
                                 Net assets        Ratio of      Ratio of total     investment
 Net asset                          end          net expenses       expenses       income (loss)      Portfolio
 value, end        Total         of period        to average       to average       to average        turnover
 of period         return           (000)        net assets++      net assets      net assets++        rate+++
----------------------------------------------------------------------------------------------------------------
$       5.61        5.14%+      $    110,013         1.10%            1.21%            1.02%            20%
$       5.36        2.14%+      $    104,528         1.02%            1.15%               -%            53%
$       5.25       19.32%       $     95,724         1.01%            1.16%            0.05%            70%
$       4.40      (22.26)%      $     82,368         1.01%            1.14%           (0.15)%           35%
$       5.66      (38.34)%      $    107,141         1.00%            1.17%           (0.44)%           37%
$       9.18       (8.20)%+     $    174,960         1.00%            1.22%           (0.68)%            6%



$      15.89        4.61%+      $     95,784         1.11%            1.21%           (0.20)%           37%
$      15.30       11.03%+      $     92,848         1.08%            1.15%           (0.26)%           72%
$      13.78       39.65%       $     87,520         1.20%(6)         1.17%           (0.04)%          149%
$       9.87       (6.78)%      $     50,096         1.28%(6)         1.38%            0.58%            93%
$      10.67        5.80%       $     62,227         1.16%(6)         1.19%            0.93%            96%
$      10.18        1.80%+      $     67,651         1.22%(6)         1.33%            1.11%            10%



$       9.65        3.39%+      $     82,116         1.30%            1.42%            1.12%            14%
$       9.38        9.77%+      $     78,103         1.23%            1.37%            0.01%            19%
$       8.55       22.67%       $     73,490         1.23%            1.38%            0.06%            12%
$       6.97      (10.87)%      $     66,126         1.27%            1.36%           (0.18)%           24%
$       7.82      (20.77)%      $     77,295         1.20%            1.37%           (0.19)%           37%
$       9.87       (1.30)%+     $     98,420         1.20%            1.44%           (0.29)%            1%



$      10.50       (0.51)%+     $     48,045         0.90%            0.95%            4.08%            13%
$      10.77        4.42%+      $     43,239         0.75%            0.94%            4.36%            26%
$      10.73        7.44%       $     43,432         0.73%            0.97%            4.74%            24%
$      10.47        1.46%       $     40,058         0.78%            0.98%            5.35%            58%
$      10.98       15.19%       $     35,562         0.70%            0.99%            5.63%            54%
$      10.09        2.36%+      $     37,212         0.70%            1.10%            6.51%             7%



$      10.57        0.56%+      $    116,208         0.70%            0.81%            3.81%            19%
$      10.78        4.20%+      $    113,880         0.62%            0.75%            3.97%            25%
$      10.77        4.96%       $    111,470         0.60%            0.74%            4.06%            14%
$      10.71        5.41%       $    115,905         0.60%            0.74%            4.19%            14%
$      10.60       10.30%       $    113,071         0.60%            0.77%            4.35%            23%
$      10.04        1.43%+      $     99,187         0.60%            0.86%            4.88%            10%



$       6.89        1.32%+      $     59,324         1.10%            1.14%           (0.33)%           19%
$       6.80        0.89%+      $     32,591         1.10%            1.10%           (0.79)%           11%



$       6.89        1.32%+      $     83,772         1.35%            1.39%           (0.49)%           19%
$       6.80       10.93%+      $     70,027         1.20%            1.35%           (0.95)%           11%
$       6.13       27.44%       $     43,878         1.17%            1.45%           (0.81)%           28%
$       4.81      (13.33)%      $     32,818         1.16%            1.43%           (0.69)%           24%
$       5.55      (38.44)%      $     39,326         1.15%            1.43%           (0.63)%           37%
$       9.02       (9.80)%+     $     54,794         1.15%            1.50%           (0.61)%           13%

----------
* For the six month period ended March 31, 2005 (unaudited). All ratios for the period have been annualized.
**   Includes return capital of $0.0003.
+    Returns are for the period indicated and have not been annualized.
++   Inclusive of directed brokerage arrangements, waivers and reimbursements.
+++  Excludes effect of in-kind transfers and mergers.
(1) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment adviser to the Funds. See Note 10 in Notes to Financial Statements for additional information.
(2) For the eleven-month period ended September 30, 2004. All ratios have been annualized. The Fund changed its fiscal year end from October 31 to September 30.
(3)  Amounts represents less than $0.01 per share.
(4) Commenced operations on August 4, 2000. All ratios for the period have been annualized.
(5)  Based on average shares outstanding.
(6) The ratio of expenses to average net assets excluding interest expense for the periods ended October 31, 2003, October 31, 2002, October 31, 2001 and October 31, 2000 were 1.10%, 1.19%, 1.00% and 1.00% respectively.
(7) Commenced operations on August 25, 2000. All ratios for the period have been annualized.
(8) Commenced operations on August 11, 2000. All ratios for the period have been annualized.
(9) Commenced operations on August 27, 2004. All ratios for the period have been annualized.
Amounts designated as "-"are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    81

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

                                              Realized and
               Net asset                       unrealized                       Dividends                        Total
                 value,           Net            gains         Total from        from net     Distributions     dividends
               beginning       investment      (losses) on     investment       investment    from capital        and
               of period      income (loss)    investments     activities        income           gains       distributions
---------------------------------------------------------------------------------------------------------------------------
Constellation TIP Small Cap Value Opportunities Fund - Class II Shares
--------------------------------------------------------------------------
2005*         $      16.21        0.08            1.58            1.66                -           (1.64)          (1.64)
2004(1)       $      12.72       (0.04)           3.75            3.71                -           (0.22)          (0.22)
2003          $       9.27       (0.01)           3.47            3.46            (0.01)              -           (0.01)
2002(2)       $      10.00           -           (0.73)          (0.73)               -               -               -
--------------------------------------------------------------------------
Constellation TIP Financial Services Fund - Class I Shares
--------------------------------------------------------------------------
2005*         $      13.88        0.08            1.31            1.39                -           (1.05)          (1.05)
2004(1)       $      13.60       (0.04)           1.69            1.65                -           (1.37)          (1.37)
2003          $      10.11       (0.02)           3.62            3.60                -           (0.11)          (0.11)
2002          $      16.67       (0.02)          (1.12)          (1.14)               -           (5.42)          (5.42)
2001(3)(4)    $      19.76       (0.13)          (2.96)          (3.09)               -               -               -
2001          $      17.19       (0.14)           3.30            3.16                -           (0.59)          (0.59)
2000          $      18.01       (0.17)          (0.65)          (0.82)               -               -               -
--------------------------------------------------------------------------
Constellation TIP Healthcare & Biotechnology Fund - Class II Shares
--------------------------------------------------------------------------
2005*         $      13.79       (0.09)           1.24            1.15                -           (0.52)          (0.52)
2004(1)       $      12.31       (0.06)           1.55            1.49                -           (0.01)          (0.01)
2003          $       9.83       (0.11)           2.59            2.48                -               -               -
2002          $      11.15       (0.10)          (1.20)          (1.30)               -           (0.02)          (0.02)
2001(5)       $      10.00       (0.03)           1.18            1.15                -               -               -
--------------------------------------------------------------------------
Constellation International Equity Fund - Class II Shares
--------------------------------------------------------------------------
2005*         $       7.06           -            1.02            1.02            (0.02)              -           (0.02)
2004(1)(6)    $       6.47        0.05            0.71            0.76            (0.17)              -           (0.17)
2003          $       5.23        0.06            1.21            1.27            (0.03)              -           (0.03)
2002          $       6.19        0.04           (0.94)          (0.90)           (0.06)              -           (0.06)
2001          $       9.28        0.01           (3.05)          (3.04)           (0.02)          (0.03)          (0.05)
2000(7)       $      10.00       (0.01)          (0.71)          (0.72)               -               -               -
--------------------------------------------------------------------------
Constellation Strategic Value and High Income Fund(8) - Class I Shares
--------------------------------------------------------------------------
2005*         $      14.01        0.60            0.21            0.81            (0.60)          (0.98)          (1.58)
2004(1)       $      12.58        0.47            1.53            2.00            (0.47)          (0.10)          (0.57)
2003(9)       $      10.00        0.25            2.58            2.83            (0.25)              -           (0.25)

82    Constellation Funds 2005 Semiannual Report

FINANCIAL STATEMENTS

                                                                                   Ratio of net
                                 Net assets        Ratio of      Ratio of total    investment
 Net asset                          end          net expenses       expenses       income (loss)      Portfolio
 value, end       Total          of period        to average       to average       to average        turnover
 of period       return            (000)         net assets++      net assets      net assets++        rate+++
----------------------------------------------------------------------------------------------------------------
$      16.23      9.96%+        $     29,394         1.45%            2.31%            1.31%              94%
$      16.21     29.36%         $     14,533         1.45%            1.82%           (0.23)%            272%
$      12.72     37.29%         $      5,740         1.40%            3.64%           (0.26)%            245%
$       9.27     (7.30)%+       $        913         1.45%            6.18%            0.08%             142%

$      14.22      9.64%+        $     15,909         1.48%            1.59%            1.07%              38%
$      13.88     12.31%         $     15,269         1.45%            1.52%           (0.24)%            103%
$      13.60     35.95%         $     17,309         1.50%            1.82%           (0.22)%            139%
$      10.11    (12.48)%        $     12,149         1.40%            2.16%           (0.40)%            171%
$      16.67    (15.64)%+       $     15,554         2.29%            2.33%           (1.19)%             52%
$      19.76     18.20%         $     23,341         2.11%            2.11%           (0.59)%            110%
$      17.19     (4.55)%        $     25,892         2.14%            2.14%           (0.91)%            180%

$      14.42      8.27%+        $     41,717         1.85%            1.87%           (1.48)%            104%
$      13.79     12.12%         $     35,371         1.61%            1.84%           (1.10)%            163%
$      12.31     25.23%         $     14,853         1.47%            1.63%           (1.16)%            274%
$       9.83    (11.66)%        $      9,288         1.87%            2.33%           (1.44)%            202%
$      11.15     11.50%+        $      1,192         1.50%           13.70%           (0.79)%             95%

$       8.06     14.39%+        $    119,417         1.45%            1.58%            0.06%              30%
$       7.06     11.97%+        $    107,001         1.35%            1.60%            0.90%              62%
$       6.47     24.40%         $     97,817         1.30%            1.60%            1.15%             128%
$       5.23    (14.68)%        $     83,513         1.32%            1.48%            0.63%              69%
$       6.19    (32.91)%        $    108,777         1.25%            1.45%            0.16%              44%
$       9.28     (7.20)%+       $    175,029         1.25%            1.53%           (0.37)%             10%

$      13.24      5.48%+        $      1,045         0.25%            4.64%            8.93%              48%
$      14.01     16.04%         $        706         0.25%            1.36%            3.23%             411%
$      12.58     28.57%+        $        443         0.25%           21.93%            3.27%             397%

----------
* For the six month period ended March 31, 2005 (unaudited). All ratios for the period have been annualized.
+    Returns are for the period indicated and have not been annualized.
++   Inclusive of directed brokerage arrangements, waivers and reimbursements.
+++  Excludes effect of in-kind transfers and mergers.
(1) Effective May 10, 2004 and August 2, 2004, the Constellation Funds acquired the assets of certain Turner Funds and the Pitcairn Funds, respectively, in a tax-free reorganization. In connection with the reorganization, CIMCO became the investment adviser to the Funds. See Note 10 in Notes to Financial Statements for additional information.
(2) Commenced operations on March 4, 2002. All ratios for the period have been annualized.
(3) On November 12, 2001, the Titan Financial Services Fund (the "Titan Fund") exchanged all of its assets and liabilities for shares of the Turner Financial Services Fund. The Titan Fund is the accounting survivor in this transaction, and as a result, the accounting history and operating results for the periods prior to November 12, 2001 have been carried forward in these financial highlights.
(4) For the six month period ended October 31, 2001. All ratios for the period have been annualized. The Titan Fund changed its fiscal year end from April 30 to October 31.
(5) Commenced operations on February 28, 2001. All ratios for the period have been annualized.
(6) For the eleven-month period ended September 30, 2004. All ratios have been annualized. The Fund changed its fiscal year end from October 31 to September 30.
(7) Commenced operations on August 4, 2000. All ratios for the period have been annualized.
(8) The Constellation Strategic Value and High Income Fund and its shareholders indirectly bear a pro rata share of the expenses of the underlying Constellation Funds. The expense ratios do not include such expenses. Recognition of net investment income is affected by the timing of the declaration of dividends by the Constellation Funds in which the Constellation Strategic Value and High Income Fund invests.
(9) Commenced operations on October 31, 2002. All ratios for the period have been annualized.
Amounts designated as "-"are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                Constellation Funds 2005 Semiannual Report    83

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

NOTES TO FINANCIAL STATEMENTS
March 31, 2005

1.  ORGANIZATION:

The Constellation Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 24 active portfolios. The financial statements included herein are those of the Constellation Clover Core Value Fund, the Constellation Clover Small Cap Value Fund, the Constellation Clover Large Cap Value Fund, the Constellation Clover Core Fixed Income Fund, the Constellation Clover Income Plus Fund, the Constellation Chartwell Ultra Short Duration Fixed Income Fund, the Constellation Chartwell Short Duration Fixed Income Fund, the Constellation Chartwell High Yield Fund, the Constellation HLAM Large Cap Quality Growth Fund, the Constellation HLAM Large Cap Value Fund, the Constellation Pitcairn Diversified Value Fund, the Constellation Pitcairn Select Value Fund, the Constellation Pitcairn Diversified Growth Fund, the Constellation Pitcairn Small Cap Fund, the Constellation Pitcairn Family Heritage(R) Fund, the Constellation Pitcairn Taxable Bond Fund, the Constellation Pitcairn Tax-Exempt Bond Fund, the Constellation Sands Capital Select Growth Fund, the Constellation TIP Small Cap Value Opportunities Fund, the Constellation TIP Financial Services Fund, the Constellation TIP Healthcare & Biotechnology Fund, the Constellation International Equity Fund and the Constellation Strategic Value and High Income Fund, each a "Fund" and collectively the "Funds".

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Constellation HLAM Large Cap Quality Growth Fund, the Constellation Pitcairn Select Value Fund, the Constellation Pitcairn Family Heritage(R) Fund, the Constellation Pitcairn Taxable Bond Fund, the Constellation Sands Capital Select Growth Fund, the Constellation TIP Financial Services Fund and the Constellation TIP Healthcare & Biotechnology Fund, each of which is non-diversified.

The Funds are registered to offer different classes of shares: Class I Shares, Class II Shares, or both. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

   Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

   Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain and use the average of the bid and ask price from at least two independent brokers.

   Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value

84    Constellation Funds 2005 Semiannual Report

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

   Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security's primary pricing source is not able or willing to provide a price or a significant event with respect to a security has occurred. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

   For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser or Sub-Adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. In addition, the Funds' Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Adviser, the Administrator or Sub-Administrator notifies the Adviser or Sub-Adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

   The assets of the Constellation Strategic Value and High Income Fund consist of investments in underlying affiliated investment companies, which are valued at their respective net asset value per share.

   Security transactions and related income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis subject to the recognition of certain gains and losses on mortgage-and asset-backed securities. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the effective interest method.

   Repurchase agreements - Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is not less than 100%. In the event of default of the counter party and the value of the collateral declines or if the counter party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

   Securities sold short - A Fund may sell a security short by borrowing and selling the identical security in the secondary market. While a security is sold short, the Fund recognizes rebate income, incurs interest expense on certain amounts related to the securities sold short and reflects changes in the value of the securities sold short as unrealized gains or losses in the Statement of Operations of the Fund.

   Foreign currency translation - The books and records of the Constellation International Equity Fund are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

   (1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
   (2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

   The Constellation International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

   Forward foreign currency contracts - The Constellation

                                Constellation Funds 2005 Semiannual Report    85

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

   International Equity Fund may enter into forward foreign currency contracts as hedges against specific transactions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Constellation International Equity Fund realizes gains or losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for deferral tax purposes.

   Foreign withholding taxes - A Fund may be subject to taxes imposed by countries in which it invests with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned. A Fund accrues such taxes when the related income is earned.

   Expenses - Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Trust on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets. In addition to the Funds' direct expenses, shareholders of the Constellation Strategic Value and High Income Fund also bear a proportionate share of the underlying funds' expenses.

   Classes - Class specific expenses are borne by that class. Income, non-class specific expenses and realized/ unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

   Dividends and distributions - The Constellation TIP Small Cap Value Opportunities, Constellation TIP Financial Services, Constellation TIP Healthcare & Biotechnology and Constellation International Equity Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. The Constellation Clover Core Value, Constellation Clover Small Cap Value, Constellation Clover Large Cap Value, Constellation HLAM Large Cap Quality Growth, Constellation HLAM Large Cap Value, Constellation Pitcairn Diversified Value, Constellation Pitcairn Select Value, Constellation Pitcairn Diversified Growth, Constellation Pitcairn Small Cap, Constellation Pitcairn Family Heritage(R), Constellation Sands Capital Select Growth and Constellation Strategic Value and High Income Funds declare and distribute net investment income, if any, quarterly, as a dividend to shareholders. The Constellation Clover Core Fixed Income, Constellation Chartwell Ultra Short Duration Fixed Income, Constellation Chartwell Short Duration Fixed Income, Constellation Chartwell High Yield, Constellation Pitcairn Taxable Bond and Constellation Pitcairn Tax-Exempt Bond Funds declare net investment income daily and distribute it monthly, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

   Redemption fees - Each Fund, except for the Constellation Chartwell Ultra Short Duration Fixed Income Fund and Constellation Chartwell Short Duration Fixed Income Fund, may charge a redemption fee up to 2% of redemption proceeds, which will automatically be paid to the Fund. There were no redemption fees collected during the period ended March 31, 2005.

3.  TRANSACTIONS WITH AFFILIATES:

Certain trustees and officers of the Trust are also officers of Constellation Investment Management Company, LP ("CIMCO" or the "Adviser"), Constellation Investment Distribution Company, Inc. ("CIDCO" or the "Distributor") and SEI Investments Global Funds Services ("SEI"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and the Adviser are permitted to operate in a "Manager-of-Managers" structure.

4.  ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:

Effective March 1, 2004, CIMCO began providing administrative services for the Funds. For its services, CIMCO receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. The fee is then allocated among the Funds on the basis of relative daily net assets.

Under a separate Sub-Administration Agreement between CIMCO and SEI, SEI provides sub-administrative services to the Trust. For the period ended March 31, 2005, SEI was paid $533,026 for its services.

86    Constellation Funds 2005 Semiannual Report

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

CIDCO provides distribution services to the Funds under a Distribution
Agreement.

The Constellation Clover Income Plus, Constellation HLAM Large Cap Quality Growth, Constellation HLAM Large Cap Value, Constellation Pitcairn Diversified Value, Constellation Pitcairn Select Value, Constellation Pitcairn Diversified Growth, Constellation Pitcairn Small Cap, Constellation Pitcairn Family Heritage(R), Constellation Pitcairn Taxable Bond, Constellation Pitcairn Tax-Exempt Bond, Constellation Sands Capital Select Growth, Constellation TIP Small Cap Value Opportunities, Constellation TIP Healthcare & Biotechnology, Constellation International Equity and Constellation Strategic Value and High Income Funds have adopted a Distribution and Shareholder Service Plan for their Class II Shares (the "Class II Plan"). Under the Class II Plan, a Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is eligible to receive aggregate fees not exceeding 0.75% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of distribution services. Under the Plan, CIMCO currently receives fees equal to 0.25% of each Fund's Class II Shares' average daily net assets to provide or procure shareholder services. No fees are currently being paid for distribution services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. Certain Funds reimburse CIMCO for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds.

5.  INVESTMENT ADVISORY AGREEMENT:

The Trust and CIMCO are parties to an Investment Advisory Agreement dated March 4, 2004 under which CIMCO receives a fee, that is calculated daily and paid monthly. For its services, CIMCO is entitled to receive base investment advisory fees at an annualized rate, based on the average daily net assets of each Fund. CIMCO has agreed to waive all or a portion of its fee and to reimburse expenses in order to keep certain Fund's "Other Expenses" from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis.

                                                                "OTHER
                                                     ADVISORY   EXPENSE"        TOTAL
                                                       FEES       CAP          EXPENSES
                                                     --------   --------       --------
Constellation Clover Core Value Fund                     0.74%      0.50%(1)       1.24%
Constellation Clover Small Cap Value Fund                0.85       0.50(1)        1.35
Constellation Clover Large Cap Value Fund                0.74       0.50(1)        1.24
Constellation Clover Core Fixed Income Fund              0.45       0.35(1)        0.80
Constellation Clover Income Plus Fund                    0.80       0.50(2)        1.30
Constellation Chartwell Ultra Short
Duration Fixed Income Fund                               0.25       0.43(3)(4)     0.68
Constellation Chartwell Short Duration
Fixed Income Fund                                        0.25       0.43(3)(4)     0.68
Constellation Chartwell High Yield Fund                  0.55       0.05(3)(5)     0.60
Constellation HLAM Large Cap
Quality Growth Fund                                      0.75       0.50(6)        1.25
Constellation HLAM Large Cap Value Fund                  0.70       0.50(3)        1.20
Constellation Pitcairn Diversified Value Fund            0.70       0.40(7)        1.10
Constellation Pitcairn Select Value Fund                 0.70       0.45(7)        1.15
Constellation Pitcairn Diversified Growth Fund           0.70       0.40(7)        1.10
Constellation Pitcairn Small Cap Fund                    0.70       0.40(7)(8)     1.10
Constellation Pitcairn Family Heritage(R) Fund           0.90       0.40(7)        1.30
Constellation Pitcairn Taxable Bond Fund                 0.40       0.50(7)        0.90
Constellation Pitcairn Tax-Exempt Bond Fund              0.30       0.40(7)        0.70
Constellation Sands Capital Select Growth
Fund - Class I Shares                                    0.85       0.25(7)        1.10
Constellation Sands Capital Select Growth
Fund - Class II Shares                                   0.85       0.50(7)        1.35
Constellation TIP Small Cap Value
Opportunities Fund                                       0.95       0.50(3)        1.45
Constellation International Equity Fund                  0.95       0.50(7)(8)     1.45
Constellation Strategic Value and High
Income Fund                                              0.10       0.15(3)        0.25

(1)  Represents a voluntary cap.
(2)  Represents a contractual cap effective through October 1, 2005.
(3)  Represents a contractual cap effective through January 31, 2006.
(4) Effective February 1, 2005, the Board agreed to increase the other expense cap from 0.24% to 0.43%.
(5) Effective February 1, 2005, the Board agreed to decrease the other expense cap from 0.35% to 0.05%.
(6)  Represents a contractual cap effective through October 1, 2007.
(7)  Represents a contractual cap effective through July 31, 2007.
(8) This fee waiver obligation will be reduced by up to 0.01% to the extent that the Fund earns revenues from securities lending activities. See the Funds' Prospectus for additional information.

For the Constellation TIP Financial Services and Constellation TIP Healthcare & Biotechnology Funds, the advisory fees are comprised of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. The Fund's base fee is accrued daily and paid monthly, based on the Fund's average net assets during the current

                                Constellation Funds 2005 Semiannual Report    87

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

month. The performance period consists of the previous 12 months.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the performance period. The annual performance adjustment is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of over performance) or subtracted from (in the case of underperformance) the base fee.

The base advisory fee, annual adjustment rate, benchmark, and over/under performance relative to the benchmark threshold are as follows:
                        BASE          ANNUAL
                      ADVISORY      ADJUSTMENT                    BENCHMARK
                         FEE           RATE         BENCHMARK    THRESHOLD(1)
                    ------------   ------------   ------------   ------------
Constellation
  TIP
  Financial                                            S&P
  Services                                         Financials
  Fund                  1.00%       +/-0.25%          Index       +/-3.01%
Constellation
  TIP
  Healthcare &                                         S&P
  Biotechnology                                    Healthcare
  Fund                  1.00        +/-0.25           Index       +/-3.01

(1) See the Funds' Prospectus and Statement of Additional Information for more information regarding the Funds' benchmark performance.

During the period ended March 31, 2005, the Funds' advisory fees were adjusted in accordance with the policy described above:

                                    BASE                       NET ADVISER
                                   ADVISER      PERFORMANCE    FEE BEFORE
                                     FEE         ADJUSTMENT      WAIVERS
                                 ------------   ------------   ------------
Constellation TIP Financial
 Services Fund                   $     79,920   $      8,253   $     88,173
Constellation TIP Healthcare &
 Biotechnology Fund                   182,398         24,747        207,145

Beginning May 1, 2005 for the remaining Former Turner Funds and the Constellation HLAM Large Cap Value Fund, August 1, 2005 for the Former Pitcairn Funds, December 1, 2005 for the Constellation HLAM Large Cap Quality Growth Fund and January 31, 2006 for the Constellation Clover Income Plus Fund, the Funds' advisory fees will be subject to adjustment, up or down, based on each Fund's performance relative to the performance of the Fund's benchmark. See the Funds' Prospectus and Statement of Additional Information for more information regarding the Funds' benchmark performance.

CIMCO has entered into investment sub-advisory agreements with the following parties:

Clover Capital Management, Inc.
Constellation Clover Core Value Fund
Constellation Clover Small Cap Value Fund
Constellation Clover Large Cap Value Fund
Constellation Clover Core Fixed Income Fund
Constellation Clover Income Plus Fund

Chartwell Investment Partners
Constellation Chartwell Ultra Short Duration Fixed Income Fund
Constellation Chartwell Short Duration Fixed Income Fund
Constellation Chartwell High Yield Fund

Hilliard Lyons Asset Management
Constellation HLAM Large Cap Quality Growth Fund
Constellation HLAM Large Cap Value Fund

Pitcairn Investment Management
Constellation Pitcairn Diversified Value Fund
Constellation Pitcairn Select Value Fund
Constellation Pitcairn Diversified Growth Fund
Constellation Pitcairn Small Cap Fund
Constellation Pitcairn Family Heritage(R) Fund
Constellation Pitcairn Taxable Bond Fund
Constellation Pitcairn Tax-Exempt Bond Fund

Sands Capital Management, Inc.
Constellation Sands Capital Select Growth Fund

Turner Investment Partners, Inc.
Constellation TIP Small Cap Value Opportunities Fund
Constellation TIP Financial Services Fund
Constellation TIP Healthcare & Biotechnology Fund

Oechsle International Advisors, LLC
Constellation International Equity Fund

The Boston Company Asset Management, LLC
Constellation International Equity Fund

Brandywine Asset Management, LLC
Constellation International Equity Fund

CIMCO pays sub-advisory fees to each Sub-Adviser from its advisory fee, if any. Similar to the advisory fee paid to CIMCO, the sub-advisory fee paid to Clover Capital Management, Inc., Chartwell Investment Partners, Pitcairn Investment Management, Sands Capital Management, Inc., Brandywine Asset Management, LLC and Turner Investment Partners, Inc. can increase or decrease depending on a Fund's performance relative to its benchmark. The sub-advisory fees paid to Oechsle International Advisors, LLC and The Boston Company Asset Management, LLC are not subject to a performance adjustment.

88    Constellation Funds 2005 Semiannual Report

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the period ended March 31, 2005, were as follows:

                                                                          SALES AND
                                                           PURCHASES     MATURITIES
                                                             (000)         (000)
                                                          -----------   -----------
Constellation Clover Core Value Fund                      $    28,923   $    29,962
Constellation Clover Small Cap Value Fund                     175,006       238,521
Constellation Clover Large Cap Value Fund                       4,742         4,840
Constellation Clover Income Plus Fund                           3,303           187
Constellation Chartwell High Yield Fund                         8,230        11,038
Constellation HLAM Large Cap Quality Growth Fund                  387         2,734
Constellation HLAM Large Cap Value Fund                           413           169
Constellation Pitcairn Diversified Value Fund                  40,550        41,597
Constellation Pitcairn Select Value Fund                       34,518        34,528
Constellation Pitcairn Diversified Growth Fund                 22,758        22,306
Constellation Pitcairn Small Cap Fund                          35,502        35,504
Constellation Pitcairn Family Heritage(R)Fund                  13,025        11,705
Constellation Pitcairn Taxable Bond Fund                       12,953         6,178
Constellation Pitcairn Tax-Exempt Bond Fund                    26,461        20,889
Constellation Sands Capital Select Growth Fund                 64,110        22,631
Constellation TIP Small Cap Value Opportunities Fund           34,737        20,657
Constellation TIP Financial Services Fund                       5,856         6,709
Constellation TIP Healthcare & Biotechnology Fund              37,101        36,266
Constellation International Equity Fund                        33,596        38,897
Constellation Strategic Value and High Income Fund                786           445

                                                                         SALES AND
                                                                        MATURITIES
                                               PURCHASES (000)            (000)
                                             -------------------   -------------------
                                              GOV'T      OTHER      GOV'T      OTHER
                                             --------   --------   --------   --------
Constellation Clover Core
  Fixed Income Fund                          $  3,276   $  2,431   $  5,060   $  4,647
Constellation Chartwell Ultra Short
  Duration Fixed Income Fund                  122,477          -     91,019          -
Constellation Chartwell Short Duration
  Fixed Income Fund                            33,348          -     39,358     11,185

7.  FEDERAL TAX POLICIES AND INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

                                Constellation Funds 2005 Semiannual Report    89

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

The tax character of dividends and distibutions declared during the periods ended September 30, 2004 and September 30, 2003 (unless otherwise noted) were as follows (000):

                                                                ORDINARY      LONG-TERM     TAX EXEMPT     RETURN OF
                                                                 INCOME      CAPITAL GAIN     INCOME        CAPITAL        TOTAL
                                                               -----------   ------------   ----------    -----------   -----------
Constellation Clover Core Value Fund
  2004                                                         $       468    $     1,442   $        -    $         -   $     1,910
  2003                                                                 189              -            -              -           189
Constellation Clover Small Cap Value Fund
  2004                                                                 652              -            -              -           652
  2003                                                                 315              -            -            109           424
Constellation Clover Large Cap Value Fund
  2004                                                                  42              -            -              -            42
  2003                                                                  39              -            -              -            39
Constellation Clover Core Fixed Income Fund
  2004                                                               1,530              -            -              -         1,530
  2003                                                               1,934            108            -              -         2,042
Constellation Chartwell Ultra Short Duration Fixed Income
  Fund
  2004                                                               8,779              -            -              -         8,779
  2003                                                              10,584            483            -              -        11,067
Constellation Chartwell Short Duration Fixed Income Fund
  2004                                                               5,810              -            -              -         5,810
  2003                                                               8,475            563            -              -         9,038
Constellation Chartwell High Yield Fund
  2004                                                                 753              -            -              -           753
  2003                                                                 709              -            -              -           709
Constellation HLAM Large Cap Quality Growth Fund(1)
  2004                                                                   -          3,543            -              -         3,543
  2003                                                                   4          5,861            -              -         5,865
Constellation HLAM Large Cap Value Fund
  2004(2)                                                                2              -            -              -             2
Constellation Pitcairn Diversified Value Fund
  2004(3)                                                            1,559              -            -              -         1,559
  2003(4)                                                            1,782              -            -              -         1,782
  2002(4)                                                            1,613              -            -              -         1,613
Constellation Pitcairn Select Value Fund
  2004(3)                                                              492            902            -              -         1,394
  2003(4)                                                              509              -            -              -           509
  2002(4)                                                              516              -            -              -           516
Constellation Pitcairn Diversified Growth Fund
  2004(3)                                                               46              -            -              -            46
  2003(4)                                                                -              -            -              -             -
  2002(4)                                                                -              -            -              -             -
Constellation Pitcairn Small Cap Fund
  2004(3)                                                                -              3            -              -             3
  2003(4)                                                               17              -            -              -            17
  2002(4)                                                              494              -            -              -           494
Constellation Pitcairn Family Heritage(R) Fund
  2004(3)                                                               38              -            -              2            40
  2003(4)                                                                -              -            -              -             -
  2002(4)                                                                -              -            -              -             -
Constellation Pitcairn Taxable Bond Fund
  2004(3)                                                            1,725              -            -              -         1,725
  2003(4)                                                            1,858              -            -              -         1,858
  2002(4)                                                            2,275              -            -              -         2,275
Constellation Pitcairn Tax-Exempt Bond Fund
  2004(3)                                                               41            432        4,034              -         4,507
  2003(4)                                                               12            294        4,611              -         4,917
  2002(4)                                                               50             11        4,690              -         4,751
Constellation TIP Small Cap Value Opportunities Fund
  2004                                                                 223              -            -              -           223
  2003                                                                   1              -            -              -             1
Constellation TIP Financial Services Fund
  2004                                                               1,642            111            -              -         1,753
  2003                                                                   -            136            -              -           136
Constellation TIP Healthcare & Biotechnology Fund
  2004                                                                   5              9            -              -            14
  2003                                                                   -              -            -              -             -
Constellation International Equity Fund
  2004(3)                                                            2,621              -            -              -         2,621
  2003(4)                                                              459              -            -              -           459
  2002(4)                                                            1,095              -            -              -         1,095
Constellation Strategic Value and High Income Fund
  2004                                                                 125              -            -              -           125
  2003(5)                                                                4              -            -              -             4

(1)  For the year ended December 31, 2003 and 2004.
(2)  Commenced operations April 30, 2004.
(3) From the period November 1, 2003 through September 30, 2004. The Fund changed its fiscal year end from October 31 to September 30.
(4)  For the year ended October 31, 2002 and 2003.
(5)  Commenced operations October 31, 2002.

90    Constellation Funds 2005 Semiannual Report

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

As of September 30, 2004, the components of distributable earnings (accumulated losses)on a tax basis were are follows (000):

                                                                                                  CAPITAL
                                              ORDINARY        LONG-TERM        TAX-EXEMPT          LOSS
                                               INCOME        CAPITAL GAIN        INCOME        CARRYFORWARD
                                           --------------   --------------   --------------   --------------
Constellation Clover Core
  Value Fund                               $           51   $        4,076   $            -   $            -
Constellation Clover Small
  Cap Value Fund                                        -                -                -          (11,559)
Constellation Clover Large
  Cap Value Fund                                       13                -                -             (484)
Constellation Clover Core
  Fixed Income Fund                                   110              394                -                -
Constellation Chartwell Ultra Short
  Duration Fixed Income Fund                          754                -                -           (6,719)
Constellation Chartwell Short
  Duration Fixed Income Fund                          453                -                -           (1,994)
Constellation Chartwell High
  Yield Fund                                           54                -                -          (15,154)
Constellation HLAM Large
  Cap Quality Growth Fund(1)                            -              956                -                -
Constellation HLAM Large
  Cap Value Fund                                        1                -                -                -
Constellation Pitcairn
  Diversified Value Fund                              330                -                -             (172)
Constellation Pitcairn Select
  Value Fund                                          103              306                -                -
Constellation Pitcairn
  Diversified Growth Fund                               -                -                -          (70,034)
Constellation Pitcairn Small
  Cap Fund                                              -              731                -                -
Constellation Pitcairn Family
  Heritage(R) Fund                                      -                -                -          (13,032)
Constellation Pitcairn
  Taxable Bond Fund                                   145                -                -             (491)
Constellation Pitcairn
  Tax-Exempt Bond Fund                                  -              716              367                -
Constellation Sands Capital
  Select Growth Fund                                    -                -                -          (26,265)
Constellation TIP Small Cap
  Value Opportunities Fund                          1,597              279                -                -
Constellation TIP Financial
  Services Fund                                       726              330                -                -
Constellation TIP Healthcare
  & Biotechnology Fund                                163              932                -                -
Constellation International
  Equity Fund                                         211                -                -          (37,045)
Constellation Strategic Value and
  High Income Fund                                    223                2                -                -

                                                                                                   TOTAL
                                                                                               DISTRIBUTABLE
                                                POST-         UNREALIZED          OTHER          EARNINGS
                                               OCTOBER       APPRECIATION       TEMPORARY     (ACCUMULATED)
                                               LOSSES       (DEPRECIATION)     DIFFERENCES       (LOSSES)
                                           --------------   --------------   --------------   --------------
Constellation Clover Core
  Value Fund                               $            -   $       10,671   $          (45)  $       14,753
Constellation Clover Small
  Cap Value Fund                                        -           64,985                -           53,426
Constellation Clover Large
  Cap Value Fund                                        -              272              (13)            (212)
Constellation Clover Core
  Fixed Income Fund                                     -            1,024             (108)           1,420
Constellation Chartwell Ultra Short
  Duration Fixed Income Fund                         (229)           2,107             (757)          (4,844)
Constellation Chartwell Short
  Duration Fixed Income Fund                         (112)             505             (454)          (1,602)
Constellation Chartwell High
  Yield Fund                                            -               85              (53)         (15,068)
Constellation HLAM Large
  Cap Quality Growth Fund(1)                            -            7,944                -            8,900
Constellation HLAM Large
  Cap Value Fund                                        -               (3)              (1)              (3)
Constellation Pitcairn
  Diversified Value Fund                                -           17,457             (330)          17,285
Constellation Pitcairn Select
  Value Fund                                            -            8,058             (103)           8,364
Constellation Pitcairn
  Diversified Growth Fund                          (2,107)          (8,858)               -          (80,999)
Constellation Pitcairn Small
  Cap Fund                                              -           15,451                -           16,182
Constellation Pitcairn Family
  Heritage(R) Fund                                 (6,010)          13,908                -           (5,134)
Constellation Pitcairn
  Taxable Bond Fund                                     -            2,409             (145)           1,918
Constellation Pitcairn
  Tax-Exempt Bond Fund                                  -            8,333             (350)           9,066
Constellation Sands Capital
  Select Growth Fund                                    -            8,637                -          (17,628)
Constellation TIP Small Cap
  Value Opportunities Fund                              -            1,834                -            3,710
Constellation TIP Financial
  Services Fund                                         -            1,881                -            2,937
Constellation TIP Healthcare
  & Biotechnology Fund                                  -            1,128                -            2,223
Constellation International
  Equity Fund                                         (61)          11,424               (1)         (25,472)
Constellation Strategic Value and
  High Income Fund                                      -               86               (5)             306

(1)  For the year ended December 31, 2004

Post-October losses represent losses realized on investment transactions from November 1, 2003 through September 30, 2004 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

                                Constellation Funds 2005 Semiannual Report    91

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

As of September 30, 2004, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                                                             EXPIRING SEPTEMBER 30,
                                                 ---------------------------------------------------------------------------------
                                                   2007        2008        2009        2010        2011        2012        Total
                                                 ---------   ---------   ---------   ---------   ---------   ---------   ---------
Constellation Clover Small Cap Value Fund        $       -   $       -   $       -   $       -   $  11,559   $       -   $  11,559
Constellation Clover Large Cap Value Fund                -           -           -         196         288           -         484
Constellation Chartwell Ultra Short Duration
 Fixed Income Fund                                       -           -           -           -           -       6,719       6,719
Constellation Chartwell Short Duration
 Fixed Income Fund                                       -           -           -           -           -       1,994       1,994
Constellation Chartwell High Yield Fund                565       2,916       2,590       4,590       4,493           -      15,154
Constellation Pitcairn Diversified Value Fund            -           -           -           -         172           -         172
Constellation Pitcairn Diversified Growth Fund           -           -      23,304      35,399      11,331           -      70,034
Constellation Pitcairn Family Heritage(R) Fund           -       1,614       3,678       2,799       4,941           -      13,032
Constellation Pitcairn Taxable Bond Fund                 -           -           -         491           -           -         491
Constellation Sands Capital Select Growth Fund           -           -       8,179      12,366       5,720           -      26,265
Constellation International Equity Fund                  -           -       4,428      24,091       8,526           -      37,045

During the year ended September 30, 2004, the following Funds utilized capital loss carryforwards to offset capital gains:

FUND                                                    AMOUNT
-------------------------------------------------   --------------
Constellation Clover Small Cap Value Fund           $   42,082,156
Constellation Clover Large Cap Value Fund                  188,939
Constellation Clover Core Fixed Income Fund                  5,536
Constellation Chartwell High Yield Fund                    576,132
Constellation Pitcairn Diversified Value Fund            7,072,106
Constellation Pitcairn Select Value Fund                 4,731,191
Constellation Pitcairn Diversified Growth Fund           2,785,056
Constellation Pitcairn Small Cap Fund                   12,891,786
Constellation Pitcairn Taxable Bond Fund                   672,266
Constellation Sands Capital Select Growth Fund           1,024,064
Constellation TIP Healthcare & Biotechnology Fund           94,064
Constellation International Equity Fund                 11,912,492

At March 31, 2005, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the securities held by the Funds were as follows (000):

                                                                                                              NET UNREALIZED
                                                                    FEDERAL      UNREALIZED     UNREALIZED     APPRECIATION
                                                                   TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                                                 ------------   ------------   ------------   --------------
Constellation Clover Core Value Fund                             $     59,516   $     12,849   $       (437)  $       12,412
Constellation Clover Small Cap Value Fund                             474,872         95,866        (13,020)          82,846
Constellation Clover Large Cap Value Fund                               6,485            691           (179)             512
Constellation Clover Core Fixed Income Fund                            26,674            496           (266)             230
Constellation Clover Income Plus Fund                                   3,986             20            (79)             (59)
Constellation Chartwell Ultra Short Duration Fixed Income Fund        339,154          2,056           (696)           1,360
Constellation Chartwell Short Duration Fixed Income Fund              137,480            523         (1,031)            (508)
Constellation Chartwell High Yield Fund                                 7,797             17           (241)            (224)
Constellation HLAM Large Cap Quality Growth Fund                       14,446          6,579           (516)           6,063
Constellation HLAM Large Cap Value Fund                                 1,921            108            (62)              46
Constellation Pitcairn Diversified Value Fund                         149,027         25,868         (1,981)          23,887
Constellation Pitcairn Select Value Fund                               60,090          7,701         (1,184)           6,517
Constellation Pitcairn Diversified Growth Fund                        134,249         11,764        (17,679)          (5,915)
Constellation Pitcairn Small Cap Fund                                  83,391         19,968         (1,708)          18,260
Constellation Pitcairn Family Heritage(R) Fund                         78,091         20,505         (7,890)          12,615
Constellation Pitcairn Taxable Bond Fund                               51,113          1,659           (444)           1,215
Constellation Pitcairn Tax-Exempt Bond Fund                           109,151          6,428           (384)           6,044
Constellation Sands Capital Select Growth Fund                        171,820         13,568         (6,640)           6,928
Constellation TIP Small Cap Value Opportunities Fund                   28,831          2,827           (543)           2,284
Constellation TIP Financial Services Fund                              14,374          2,443           (305)           2,138
Constellation TIP Healthcare & Biotechnology Fund                      44,308          4,714           (707)           4,007
Constellation International Equity Fund                                97,557         21,721         (1,396)          20,325
Constellation Strategic Value and High Income Fund                        965             82              -               82

92    Constellation Funds 2005 Semiannual Report

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

8.   CONCENTRATIONS/RISKS:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The Constellation International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States of America, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9.   LOANS OF PORTFOLIO SECURITIES:

Effective February 1, 2005, the Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with PFPC, Inc. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms approved by the Board. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds are receiving an annual fee for their participation in the Lending Agreement which is allocated among participating Funds based on estimated lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings. Cash collateral received in connection with securities lending is invested in BlackRock Institutional Money Market Trust. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

Prior to February 1, 2005, the Funds were parties to a separate securities lending agreement. The borrower paid the lending Fund income accrued thereon, and the Fund invested cash collateral in permissible securities, thereby earning additional income.

10. FUND REORGANIZATION:

The Trustees of the Pitcairn Small Cap Fund unanimously approved a Plan of Reorganization which resulted in the transfer of all the assets and liabilities of the Pitcairn Small Cap Fund to the Pitcairn Small Cap Core Fund in exchange for shares of the Pitcairn Small Cap Core Fund after the close of business of October 31, 2002. The shareholders of the Pitcairn Small Cap Fund exchanged 5,536,781 shares and received 2,602,903 shares of the Pitcairn Small Cap Core Fund with an aggregate value of $25,687,425.

The value of the Pitcairn Small Cap Fund on October 31, 2002 was $25,687,425 which included $4,381,612 in unrealized depreciation and $23,046,960 in accumulated net realized losses. Upon the business combination of the Funds after the close of business on October 31, 2002, the value of the Pitcairn Small Cap Core Fund was $75,783,828. The Pitcairn Small Cap Core Fund changed its name to the Pitcairn Small Cap Fund.

The shareholders of the Turner Large Cap Value Fund, Turner Core Value Fund, Turner Small Cap Value Fund, Turner Core Fixed Income Fund, Turner Ultra Short Duration Fixed Income Fund, Turner Short Duration Fixed Income Fund, Turner High Yield Fund, Turner Small Cap Value Opportunities Fund, Turner Financial Services Fund, Turner Healthcare & Biotechnology Fund, Turner Tax Managed U.S. Equity Fund and Turner Strategic Value and High Income Fund, (each a "Turner Fund" and collectively the "Turner Funds") voted to reorganize each Turner Fund into a substantially similar series (each a "Constellation Fund" and collectively the "Constellation Funds") of Constellation Funds (the "Constellation Trust") in a tax-free reorganization effective May 10, 2004. Each shareholder received a number of shares of a Constellation Fund equal in dollar value and in the number of shares of each Turner Fund as of May 7, 2004. Each Constellation Fund has the same investment objectives and policies, and substantially the same risks, policies, restrictions and limitations, as a Turner Fund.

The shareholders of the Pitcairn Diversified Value Fund, Pitcairn Select Value Fund, Pitcairn Diversified Growth Fund, Pitcairn Small Cap Fund, Pitcairn Family Heritage(R) Fund, Pitcairn Taxable Bond Fund, Pitcairn Tax-Exempt Bond Fund, Pitcairn Select Growth Fund

                                Constellation Funds 2005 Semiannual Report    93

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

and Pitcairn International Equity Fund, (each a "Pitcairn Fund" and collectively the "Pitcairn Funds") voted to reorganize each Pitcairn Fund into a substantially similar series of Constellation Funds in a tax-free reorganization effective August 2, 2004. Each shareholder received a number of shares of a Constellation Fund equal in dollar value and in the number of shares of each Pitcairn Fund as of July 30, 2004. Each Constellation Fund has the same investment objectives and policies, and substantially the same risks, policies, restrictions and limitations, as a Pitcairn Fund.

Accordingly, following completion of the reorganizations, shareholders of each Turner Fund and each Pitcairn Fund owned shares of the Corresponding Acquiring Fund as set forth in the chart below:

TURNER/PITCAIRN FUND                             CORRESPONDING AQUIRING FUND
---------------------------------------------    --------------------------------------------------------------
Turner Large Cap Value Fund                      Constellation Clover Large Cap Value Fund
Turner Core Value Fund                           Constellation Clover Core Value Fund
Turner Small Cap Value Fund                      Constellation Clover Small Cap Value Fund
Turner Core Fixed Income Fund                    Constellation Clover Core Fixed Income Fund
Turner Ultra Short Duration Fixed Income Fund    Constellation Chartwell Ultra Short Duration Fixed Income Fund
Turner Short Duration Fixed Income Fund          Constellation Chartwell Short Duration Fixed Income Fund
Turner High Yield Fund                           Constellation Chartwell High Yield Fund
Pitcairn Diversified Value Fund                  Constellation Pitcairn Diversified Value Fund
Pitcairn Select Value Fund                       Constellation Pitcairn Select Value Fund
Pitcairn Diversified Growth Fund                 Constellation Pitcairn Diversified Growth Fund
Pitcairn Small Cap Fund                          Constellation Pitcairn Small Cap Fund
Pitcairn Family Heritage Fund                    Constellation Pitcairn Family Heritage(R) Fund
Pitcairn Taxable Bond Fund                       Constellation Pitcairn Taxable Bond Fund
Pitcairn Tax-Exempt Bond Fund                    Constellation Pitcairn Tax-Exempt Bond Fund
Pitcairn Select Growth Fund                      Constellation Sands Capital Select Growth Fund
Turner Small Cap Value Opportunities Fund        Constellation TIP Small Cap Value Opportunities Fund
Turner Financial Services Fund                   Constellation TIP Financial Services Fund
Turner Healthcare & Biotechnology Fund           Constellation TIP Healthcare & Biotechnology Fund
Pitcairn International Equity Fund               Constellation International Equity Fund
Turner Strategic Value and High Income Fund      Constellation Strategic Value and High Income Fund

The shareholders of the Hilliard Lyons Growth Fund, Inc. approved the reorganization of the Hilliard Lyons Growth Fund, Inc. with and into the Constellation HLAM Large Cap Quality Growth Fund, a newly-formed series of the Constellation Funds in a tax-free reorganization effective November 8, 2004. Each shareholder of the Hilliard Lyons Growth Fund, Inc. Investor A Shares received a number of shares of the Constellation HLAM Large Cap Quality Growth Fund equal in dollar value and in number of shares of the Hilliard Lyons Growth Fund, Inc. as of November 5, 2004. Each shareholder of the Hilliard Lyons Growth Fund, Inc. Investor B Shares received a number of shares of the Constellation HLAM Large Cap Quality Growth Fund equal in dollar value to Hilliard Lyons Growth Fund, Inc. The Constellation HLAM Large Cap Quality Growth Fund has the same investment objective and policies, and substantially the same risks, policies, restrictions and limitations, as the Hilliard Lyons Growth Fund, Inc. Prior to November 8, 2004, the Fund offered Investor A and Investor B Shares. On November 8, 2004, the Fund converted the Investor A Shares into Class II Shares. Subsequently, the Investor B Shares were fully liquidated and exchanged for Class II Shares. Investor A Shares were the accounting survivor in this transaction.

Prior to January 28, 2005, the Constellation Chartwell Ultra Short Duration Fixed Income and Constellation Chartwell Short Duration Fixed Income Funds offered Class I and Class II Shares. On January 28, 2005, the Funds merged Class II Shares into Class I Shares.

94    Constellation Funds 2005 Semiannual Report

NOTES TO FINANCIAL STATEMENTS                                        (unaudited)

11.  SUBSEQUENT EVENT

Effective April 15, 2005, the Constellation TIP Midcap Core Portfolio, a series of Constellation Institutional Portfolios, was reorganized as a seperate, newly organized series of the Trust, the Constellation TIP Mid Cap Fund.

                                Constellation Funds 2005 Semiannual Report    95

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS                           (unaudited)

On February 25, 2005, the Board of Trustees held a meeting to decide, among other things, whether to hire CIMCO to serve as the investment adviser to the Constellation TIP Mid Cap Fund and whether to approve a proposed sub-advisory agreement between CIMCO and Turner Investment Partners (the "Sub-Adviser"), relating to the Fund. These approvals were proposed in connection with the reorganization of the CIP Midcap Core Portfolio, a series of Constellation Institutional Portfolios (the "CIP Portfolio") into the TIP Mid Cap Fund.

The Board requested and reviewed a wide variety of information from CIMCO and the Sub-Adviser in advance of the meeting and the Trustees used this information to help decide whether to approve the proposed advisory and sub-advisory agreements. Specifically, prior to the meeting, the Board received written materials from CIMCO and the Sub-Adviser about their (a) nature, quality and extent of investment management and other services; (b) investment management personnel; (c) operations and financial condition; (d) brokerage practices (including any soft dollar arrangements) and other investment strategies; (e) the level of the advisory and sub-advisory fees the Fund is charged; (f) the Fund's overall fees and operating expenses compared with similar mutual funds;
(g) CIMCO's and the Sub-Adviser's compliance systems; (h) CIMCO's and the Sub-Adviser's policies on and compliance procedures for personal securities transactions; and (i) CIMCO's and the Sub-Adviser's reputation, expertise and resources. The Board reviewed the comparative fund data from Morningstar provided by CIMCO, and the Trustees discussed in depth the comparative expense information for the peer group in which the Fund is classified. The Trustees did not consider information related to the level of CIMCO's and the Sub-Adviser's profitability from their investment management-related operations and the CIP Portfolio's performance compared with similar funds because the Fund is continuing the operations of an existing fund post-reorganization.

With regard to factors (a), (b), (c), (d), (h) and (i), the Board determined that there would be no material changes in the services provided by CIMCO and the Sub-Adviser to the Fund after its reorganization from Constellation Institutional Portfolios. Moreover, with respect to factors (e) and (f), in light of the information provided to the Board, the Trustees considered the different fee structure of the Fund as compared to the CIP Portfolio, including CIMCO's contractual fee waiver/expense reimbursement agreement, the introduction of a performance-based adjustment to the advisory and sub-advisory fees after one year and comparisons of the fees paid to CIMCO and the Sub-Adviser by other similar mutual funds. The Trustees concluded that the Fund's advisory and sub-advisory fees and expense ratios are reasonable as compared to those of other funds. With regard to factor (g), CIMCO's and the Sub-Adviser's compliance systems, the Board determined that each has the requisite staffing to address compliance and new fund regulations.

At the meeting, representatives from CIMCO presented additional information to the Trustees to help the Trustees evaluate CIMCO's and the Sub-Adviser's advisory and sub-advisory fees and other aspects of the respective agreements. The Trustees discussed the materials that they received before the meeting and all other information received at the meeting, and deliberated on the proposed advisory and sub-advisory agreements in light of this information. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling.

Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the non-interested Trustees, unanimously concluded: (a) that terms of the proposed advisory and sub-advisory agreements are fair and reasonable; and (b) that CIMCO's and the Sub-Adviser's fees are reasonable in light of the services that they provide to the Fund.

96    Constellation Funds 2005 Semiannual Report

INVESTMENT ADVISER
Constellation Investment Management Company, LP
Berwyn, Pennsylvania

DISTRIBUTOR
Constellation Investment Distribution Company, Inc.
Berwyn, Pennsylvania

ADMINISTRATOR
Constellation Investment Management Company, LP
Berwyn, Pennsylvania

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
Philadelphia, Pennsylvania

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Philadelphia, Pennsylvania

This report was prepared for shareholders of the Constellation Funds. It may be distributed to others only if preceded or accompanied by a Constellation Funds' prospectus, which contains detailed information. All Constellation Funds are offered by prospectus only.


THE TRUST FILES EACH FUND'S COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q WITHIN SIXTY DAYS AFTER THE END OF THE PERIOD. THE FUNDS' FORMS N-Q ARE AVAILABLE ON THE COMMISSION'S WEBSITE AT http://www.sec.gov, AND MAY BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT EACH FUND USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES, AS WELL AS INFORMATION RELATING TO HOW A FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, (I) VIA THE FUNDS' WEBSITE, www.constellationfundsgroup.com; AND (II) ON THE COMMISSION'S WEBSITE AT http://www.sec.gov.

                                                CONSTELLATION FUNDS GROUP
                                                P.O. Box 219520
                                                Kansas City, Missouri 64105-9520
                                                1 (866) 242 5742
                                                www.constellationfundsgroup.com

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Constellation Funds


By (Signature and Title)*                  /s/ John H. Grady, Jr.
                                          -----------------------------------
                                          John H. Grady, Jr., President & CEO

Date May 27, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ John H. Grady, Jr.
                                          -----------------------------------
                                          John H. Grady, Jr., President & CEO

Date May 27, 2005


By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                          -----------------------------------
                                          Eric Kleinschmidt,
                                          Controller & Chief Financial Officer

Date May 27, 2005
* Print the name and title of each signing officer under his or her signature.